UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  Last Day of October

Date of reporting period: October 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia International Equity Income ETF

INEQ | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Columbia International Equity Income ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia International Equity Income ETF	$51	0.46%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials and information technology sectors boosted the Fund’s relative results most during the annual period.

Allocations | Positions in the industrials (overweight) and information technology (overweight) sectors buoyed relative Fund results during the annual period.

Individual holdings | Fund positions in SAP, an enterprise application software company; Hitachi, an electrical equipment manufacturing company; and Siemens AG, a technology company, were among the top relative contributors to Fund relative performance.

Top Performance Detractors

Stock selection| Selections in the communication services and financials sectors hurt the Fund’s relative results during the annual period.

Allocations| Positions in the energy (overweight) and financials (underweight) sectors detracted from relative performance.

Individual holdings| Fund positions in BP, an integrated oil and gas company; Daiichi Sankyo, a pharmaceutical company; and TotalEnergies, a global integrated energy company, were among top relative detractors during the period.

Columbia International Equity Income ETF | ASR271_00_(12/24) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia International Equity Income ETF during the stated time period.

Growth of $10,000

	Columbia International Equity Income ETF—Net Asset Value (17,674)	MSCI EAFE Value Index (Net) (17,260)	Combined Former Indices (18,580)	MSCI EAFE Index (Net) (17,681)
06/13/16	10,000	10,000	10,000	10,000
10/16	10,427	10,511	10,451	10,231
10/17	13,048	12,950	13,169	12,629
10/18	11,972	11,953	12,134	11,763
10/19	12,696	12,612	12,922	13,062
10/20	10,705	10,289	10,963	12,165
10/21	14,087	14,231	14,564	16,324
10/22	11,978	11,905	12,406	12,569
10/23	14,456	14,061	15,065	14,379
10/24	17,674	17,260	18,580	17,681
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia International Equity Income ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	22.26	6.84	7.02
MSCI EAFE Value Index (Net)	22.75	6.47	6.72
Beta Advantage® International ESG Equity Income Index (Net)Footnote Reference(c)	23.34	N/A	25.10
Combined Former IndicesFootnote Reference(d)	23.34	7.53	7.66
MSCI EAFE Index (Net)	22.97	6.24	7.03
Footnote	Description
Footnote(a)	Effective June 1, 2024, in light of the changes made to the Fund’s Investment Objective and Principal Investment Strategies, the Fund no longer compares its performance to the Beta Advantage® International ESG Equity Income Index (Net). The returns of the Beta Advantage® International ESG Equity Income Index (Net) and the returns of the Combined Former Indices (Beta Advantage® Sustainable International Equity Income 100 Index and Beta Advantage® International ESG Equity Income Index) will be shown for a one-year transition period. Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index that meets new regulatory requirements.The Fund's performance is also compared to MSCI EAFE Value Index (Net), which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Footnote(b)	The Fund’s performance prior to June 1, 2024, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective June 1, 2024 had been in place for the prior periods, results shown may have been different.
Footnote(c)	The Since Fund Inception Index performance is for the period from October 14, 2022 through October 31, 2024.
Footnote(d)	The Combined Former Indices performance represents the Fund’s Former Index (Beta Advantage® Sustainable International Equity Income 100 Index (Net)) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s other former Index (Beta Advantage® International ESG Equity Income Index (Net)) performance for the period from October 14, 2022 through October 31, 2024.

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$26,154,700
Total number of portfolio holdings	101
Investment management fees (represents 0.45% of Fund average net assets)	$65,460
Portfolio turnover for the reporting period	92%

Columbia International Equity Income ETF | ASR271_00_(12/24) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

SAP SE (Germany)	4.9%
Siemens AG (Germany)	4.9%
Shell PLC (United States)	4.2%
TotalEnergies SE (France)	4.1%
Sumitomo Mitsui Financial Group, Inc. (Japan)	4.1%
BP PLC (United States)	3.9%
Tokio Marine Holdings, Inc. (Japan)	3.3%
ITOCHU Corp. (Japan)	3.1%
Daiichi Sankyo Co. Ltd. (Japan)	2.9%
Investor AB Class B (Sweden)	2.7%

Sector Allocation

Value	Value
Real Estate	1.8%
Utilities	3.4%
Communication Services	3.5%
Consumer Staples	3.8%
Materials	3.9%
Consumer Discretionary	6.0%
Health Care	7.2%
Information Technology	10.8%
Energy	15.4%
Industrials	20.4%
Financials	23.1%

Geographic Allocation

Value	Value
Other	9.3%
Spain	2.3%
Norway	2.4%
Hong Kong	2.5%
Netherlands	2.6%
Italy	3.1%
France	4.4%
United States	8.4%
Sweden	12.9%
Germany	18.3%
Japan	33.4%

Columbia International Equity Income ETF | ASR271_00_(12/24) | 3

Material Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On June 1, 2024 (Effective Date), the Fund’s name was changed to Columbia International Equity Income ETF. Also, as of the Effective Date, the Fund changed its objective, the Fund changed  from an index tracking (passively managed) ETF to a non-index tracking (actively managed) ETF and the Fund’s principal investment strategies were revised to reflect the Fund’s new investment selection process in constructing the Fund’s portfolio and to eliminate certain Environmental, Social and Governance (ESG)-related industry exclusions.The Fund amended its Prospectus’ Principal Risks by removing Correlation/Tracking Error Risk, Index Methodology and Provider Risk and Passive Investment Risk, by adding Active Management Risk and by revising Environmental, Social and Governance Investment Research Tools Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002277

Columbia International Equity Income ETF | ASR271_00_(12/24) | 4

Columbia U.S. Equity Income ETF

EQIN | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Columbia U.S. Equity Income ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. Equity Income ETF	$40	0.35%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.

Allocations | Positions in the health care (underweight) and information technology (overweight) sectors buoyed relative Fund results during the annual period.

Individual holdings | Fund positions in Broadcom, a semiconductor chip company; Lam Research, a semiconductor equipment company; and AT&T, a telecommunications company, were among the top relative contributors to Fund relative performance.

Top Performance Detractors

Stock selection| Selections in the financials and energy sectors hurt the Fund’s relative results during the annual period.

Allocations| Positions in the energy (overweight) and financials (underweight) sectors detracted from relative performance.

Individual holdings| Fund positions in Schlumberger, an energy technology company; PepsiCo, a beverages, food and snack company; and Chevron, an oil and gas company, were among top relative detractors during the period.

Columbia U.S. Equity Income ETF | ASR272_00_(12/24) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia U.S. Equity Income ETF during the stated time period.

Growth of $10,000

	Columbia U.S. Equity Income ETF—Net Asset Value (27,004)	MSCI USA Value Index (22,886)	Combined Former Indices (27,902)	Russell 3000® Index (30,326)
06/13/16	10,000	10,000	10,000	10,000
10/16	10,547	10,285	10,558	10,227
10/17	12,801	12,265	12,878	12,680
10/18	13,357	12,701	13,487	13,516
10/19	14,585	14,107	14,760	15,339
10/20	13,391	12,919	13,580	16,896
10/21	19,964	18,438	20,375	24,313
10/22	20,208	17,606	20,694	20,297
10/23	20,960	17,364	21,538	21,998
10/24	27,004	22,886	27,902	30,326
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia U.S. Equity Income ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	28.84	13.11	12.57
MSCI USA Value Index	31.80	10.16	10.36
Beta Advantage® U.S. ESG Equity Income IndexFootnote Reference(c)	29.54	N/A	19.55
Combined Former IndicesFootnote Reference(d)	29.54	13.58	13.01
Russell 3000® Index	37.86	14.60	14.13
Footnote	Description
Footnote(a)	Effective June 1, 2024, in light of the changes made to the Fund’s Investment Objective and Principal Investment Strategies, the Fund no longer compares its performance to the Beta Advantage® U.S. ESG Equity Income Index. The returns of the Beta Advantage® U.S. ESG Equity Income Index and the returns of the Combined Former Indices (Beta Advantage® Sustainable U.S. Equity Income 100 Index and Beta Advantage® U.S. ESG Equity Income Index) will be shown for a one-year transition period. Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to the MSCI USA Value Index, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Footnote(b)	The Fund’s performance prior to June 1, 2024, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective June 1, 2024 had been in place for the prior periods, results shown may have been different.
Footnote(c)	The Since Fund Inception Index performance is for the period from October 14, 2022 through October 31, 2024.
Footnote(d)	The Combined Former Indices represents the Fund’s Former Index (Beta Advantage® Sustainable U.S. Equity Income 100 Index) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s other former Index (Beta Advantage® U.S. ESG Equity Income Index) performance for the period from October 14, 2022 through October 31, 2024.

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$99,466,070
Total number of portfolio holdings	101
Investment management fees (represents 0.35% of Fund average net assets)	$214,967
Portfolio turnover for the reporting period	42%

Columbia U.S. Equity Income ETF | ASR272_00_(12/24) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Home Depot, Inc. (The)	4.8%
Broadcom, Inc.	4.5%
Exxon Mobil Corp.	4.4%
UnitedHealth Group, Inc.	4.3%
Coca-Cola Co. (The)	4.2%
Chevron Corp.	4.1%
PepsiCo, Inc.	3.4%
International Business Machines Corp.	2.8%
Caterpillar, Inc.	2.7%
Verizon Communications, Inc.	2.7%

Asset Allocation

Value	Value
Money Market Funds	0.3%
Exchange-Traded Equity Funds	0.7%
Common Stocks	98.9%

Sector Allocation

Value	Value
Materials	1.2%
Consumer Discretionary	6.5%
Utilities	6.8%
Communication Services	7.7%
Health Care	8.8%
Financials	10.3%
Consumer Staples	12.6%
Information Technology	14.8%
Energy	14.8%
Industrials	15.4%

Columbia U.S. Equity Income ETF | ASR272_00_(12/24) | 3

Material Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On June 1, 2024 (Effective Date), the Fund’s name was changed to Columbia U.S. Equity Income ETF. Also, as of the Effective Date, the Fund changed its objective, the Fund changed  from an index tracking (passively managed) ETF to a non-index tracking (actively managed) ETF and the Fund’s principal investment strategies were revised to reflect the Fund’s new investment selection process in constructing the Fund’s portfolio and to eliminate certain Environmental, Social and Governance (ESG)-related industry exclusions.The Fund amended its Prospectus’ Principal Risks by removing Correlation/Tracking Error Risk, Index Methodology and Provider Risk and Passive Investment Risk, by adding Active Management Risk and by revising Environmental, Social and Governance Investment Research Tools Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002277

Columbia U.S. Equity Income ETF | ASR272_00_(12/24) | 4

Columbia Diversified Fixed Income Allocation ETF

DIAL | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Columbia Diversified Fixed Income Allocation ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Diversified Fixed Income Allocation ETF	$30	0.28%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

High-yield bonds | Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s 30% target allocation to U.S. high-yield bonds. This sector performed well throughout the year as credit spreads tightened and prices rose.

Emerging market sovereign debt | Exposure to emerging market debt proved beneficial, as spreads tightened, and prices rose in sympathy with other risk assets during the period. The benchmark Bloomberg U.S. Aggregate Bond Index does not hold emerging market debt.

Global treasury ex.-U.S. | Exposure to non-U.S. Dollar global treasuries contributed to relative performance, as the U.S. dollar depreciated against the basket of foreign currencies during the annual period. The benchmark holds only U.S. dollar-denominated bonds.

Top Performance Detractors

U.S. mortgage-backed securities| The Fund’s underweight to U.S. mortgage-backed securities, relative to the benchmark, detracted from performance, as credit spreads narrowed and prices rose from historically wide (cheap) levels a year ago.

U.S. investment-grade corporate bonds| The Fund’s underweight to U.S. investment-grade corporate debt, relative to the benchmark, detracted from performance, as credit spreads narrowed to near all time tight (expensive) levels.

Columbia Diversified Fixed Income Allocation ETF | ASR290_00_(12/24) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Diversified Fixed Income Allocation ETF during the stated time period.

Growth of $10,000

	Columbia Diversified Fixed Income Allocation ETF—Net Asset Value (11,307)	Beta Advantage® Multi-Sector Bond Index (11,410)	Bloomberg U.S. Aggregate Bond Index (10,802)
10/12/17	10,000	10,000	10,000
10/17	9,970	9,996	10,005
10/18	9,738	9,757	9,800
10/19	11,122	11,132	10,927
10/20	11,757	11,834	11,604
10/21	12,012	12,113	11,548
10/22	9,754	9,774	9,737
10/23	9,959	10,022	9,772
10/24	11,307	11,410	10,802
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Diversified Fixed Income Allocation ETF—Net Asset Value	13.54	0.33	1.76
Beta Advantage® Multi-Sector Bond Index	13.85	0.49	1.89
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.10

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$381,486,848
Total number of portfolio holdings	545
Investment management fees (represents 0.28% of Fund average net assets)	$1,074,521
Portfolio turnover for the reporting period	187%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Diversified Fixed Income Allocation ETF | ASR290_00_(12/24) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Uniform Mortgage-Backed Security TBA 11/15/2054 5.500%	2.7%
Uniform Mortgage-Backed Security TBA 11/15/2054 6.000%	2.7%
U.S. Treasury Bill 11/14/2024 5.201%	2.6%
U.S. Treasury Bill 12/05/2024 5.069%	2.6%
U.S. Treasury Bill 11/29/2024 5.067%	2.6%
U.S. Treasury Bill 12/26/2024 4.581%	2.6%
Uniform Mortgage-Backed Security TBA 11/15/2054 5.000%	2.0%
Uniform Mortgage-Backed Security TBA 11/15/2054 6.500%	1.6%
U.S. Treasury Bond 05/15/2042 3.250%	1.5%
Uniform Mortgage-Backed Security TBA 11/15/2054 4.500%	1.5%

Asset Allocation

Value	Value
Money Market Funds	2.1%
U.S. Treasury Obligations	9.9%
Treasury Bills	10.4%
Residential Mortgage-Backed Securities - Agency	15.0%
Foreign Government Obligations	29.6%
Corporate Bonds	44.5%

Credit Quality Allocation

Value	Value
Not rated	5.3%
B rating	10.9%
BB rating	25.2%
BBB rating	23.7%
AA rating	43.3%

Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Columbia Diversified Fixed Income Allocation ETF | ASR290_00_(12/24) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002279

Columbia Diversified Fixed Income Allocation ETF | ASR290_00_(12/24) | 4

Columbia Multi-Sector Municipal Income ETF

MUST | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Columbia Multi-Sector Municipal Income ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Multi-Sector Municipal Income ETF	$24	0.23%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Selections in local general obligation and electric bonds, bonds rated AA and bonds with 17-22 years to maturity contributed to performance relative to the benchmark.

Top Performance Detractors

Security selection| Selections in bonds rated BBB and A, hospital, leasing and industrial development revenue/pollution control revenue (IDR/PCR) bonds and bonds with 8-17 and 22-25 years to maturity detracted from performance relative to the benchmark.

Columbia Multi-Sector Municipal Income ETF | ASR303_00_(12/24) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Multi-Sector Municipal Income ETF during the stated time period.

Growth of $10,000

	Columbia Multi-Sector Municipal Income ETF—Net Asset Value (11,747)	Beta Advantage® Multi-Sector Municipal Bond Index (11,809)	Bloomberg Municipal Bond Index (11,539)
10/10/18	10,000	10,000	10,000
10/18	10,010	10,006	10,008
10/19	11,053	11,035	10,951
10/20	11,475	11,402	11,344
10/21	11,946	11,869	11,643
10/22	10,492	10,423	10,248
10/23	10,748	10,745	10,519
10/24	11,747	11,809	11,539
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Multi-Sector Municipal Income ETF—Net Asset Value	9.30	1.23	2.69
Beta Advantage® Multi-Sector Municipal Bond Index	9.90	1.37	2.78
Bloomberg Municipal Bond Index	9.70	1.05	2.39

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$407,799,126
Total number of portfolio holdings	578
Investment management fees (represents 0.23% of Fund average net assets)	$918,433
Portfolio turnover for the reporting period	26%

Columbia Multi-Sector Municipal Income ETF | ASR303_00_(12/24) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top States

New York	17.4%
Texas	10.0%
New Jersey	9.3%
Illinois	8.3%
Pennsylvania	5.8%
Colorado	5.5%
Florida	5.5%
Connecticut	4.2%
Michigan	3.1%
Ohio	3.0%

Credit Quality Allocation

Value	Value
Not rated	0.6%
B rating	0.4%
BB rating	7.0%
BBB rating	7.3%
A rating	33.8%
AA rating	40.7%
AAA rating	8.8%

Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Columbia Multi-Sector Municipal Income ETF | ASR303_00_(12/24) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002280

Columbia Multi-Sector Municipal Income ETF | ASR303_00_(12/24) | 4

Columbia Research Enhanced Core ETF

RECS | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Columbia Research Enhanced Core ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Core ETF	$18	0.15%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, health care and communication services sectors were the top three contributors to stock selection.

Allocations | Sector allocation within the consumer discretionary, industrials and real estate sectors were the top three contributing sectors to relative performance.

Individual holdings | Top individual contributors to relative performance were Amazon.com, Inc., Microsoft Corp. and Solventum Corp.

Top Performance Detractors

Stock selection| Selections in the information technology, industrial and financial sectors were the largest detractors to stock selection.

Allocations| Sector allocation within the information technology, financials and communication services sectors were the top three detracting sectors to relative performance.

Individual holdings| Bottom individual detractors to relative performance were NVIDIA Corp., 3M Co. and Ameriprise Financial, Inc.

Columbia Research Enhanced Core ETF | ASR305_00_(12/24) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Research Enhanced Core ETF during the stated time period.

Growth of $10,000

	Columbia Research Enhanced Core ETF—Net Asset Value (21,685)	Beta Advantage® Research Enhanced U.S. Equity Index (21,950)	Russell 1000® Index (20,605)
09/25/19	10,000	10,000	10,000
10/19	10,252	10,256	10,246
10/20	11,054	11,073	11,359
10/21	16,017	16,097	16,301
10/22	14,324	14,420	13,631
10/23	15,546	15,674	14,924
10/24	21,685	21,950	20,605
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Research Enhanced Core ETF—Net Asset Value	39.49	16.16	16.38
Beta Advantage® Research Enhanced U.S. Equity Index	40.04	16.44	16.64
Russell 1000® Index	38.07	15.00	15.21

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$1,254,054,188
Total number of portfolio holdings	369
Investment management fees (represents 0.15% of Fund average net assets)	$876,291
Portfolio turnover for the reporting period	49%

Columbia Research Enhanced Core ETF | ASR305_00_(12/24) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Apple, Inc.	8.4%
NVIDIA Corp.	8.1%
Microsoft Corp.	7.6%
Amazon.com, Inc.	4.9%
JPMorgan Chase & Co.	3.5%
Meta Platforms, Inc. Class A	3.0%
Johnson & Johnson	2.5%
Alphabet, Inc. Class A	2.4%
Procter & Gamble Co. (The)	2.0%
Alphabet, Inc. Class C	2.0%

Asset Allocation

Value	Value
Money Market Funds	0.5%
Exchange-Traded Equity Funds	1.7%
Common Stocks	97.8%

Sector Allocation

Value	Value
Materials	2.4%
Real Estate	2.5%
Utilities	2.5%
Energy	3.4%
Consumer Staples	5.7%
Consumer Discretionary	8.3%
Communication Services	8.7%
Industrials	9.5%
Health Care	11.2%
Financials	13.6%
Information Technology	30.0%

Columbia Research Enhanced Core ETF | ASR305_00_(12/24) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002278

Columbia Research Enhanced Core ETF | ASR305_00_(12/24) | 4

Columbia Research Enhanced Value ETF

REVS | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Columbia Research Enhanced Value ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Value ETF	$22	0.19%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, financials and information technology sectors were the top three contributors to stock selection.

Allocations | Sector allocation within the information technology, real estate and health care sectors were the top three contributing sectors to relative performance.

Individual holdings | Top individual contributors to relative performance were Realty Income Corp., Flagstar Financial Inc. and FedEx Corp.

Top Performance Detractors

Stock selection| Selections in the health care, materials and real estate sectors were the largest detractors to stock selection.

Allocations| Sector allocation within the financials, energy and consumer discretionary sectors were the top three detracting sectors to relative performance.

Individual holdings| Bottom individual detractors to relative performance were JPMorgan Chase & Co., Spirit Realty Capital and Bank of America Corp.

Columbia Research Enhanced Value ETF | ASR306_00_(12/24) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Research Enhanced Value ETF during the stated time period.

Growth of $10,000

	Columbia Research Enhanced Value ETF—Net Asset Value (17,567)	Beta Advantage® Research Enhanced U.S. Value Index (17,759)	Russell 1000® Value Index (16,487)	Russell 1000® Index (20,605)
09/25/19	10,000	10,000	10,000	10,000
10/19	10,202	10,206	10,172	10,246
10/20	9,370	9,390	9,403	11,359
10/21	13,631	13,652	13,517	16,301
10/22	12,996	13,048	12,571	13,631
10/23	13,258	13,333	12,588	14,924
10/24	17,567	17,759	16,487	20,605
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia Research Enhanced Value ETF—Net Asset ValueFootnote Reference(a)	32.50	11.48	11.68
Beta Advantage® Research Enhanced U.S. Value Index	33.20	11.72	11.90
Russell 1000® Value Index	30.98	10.14	10.29
Russell 1000® Index	38.07	15.00	15.21
Footnote	Description
Footnote(a)	Effective August 1, 2024, the Fund compares its performance to the Russell 1000® Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$66,046,104
Total number of portfolio holdings	312
Investment management fees (represents 0.19% of Fund average net assets)	$80,724
Portfolio turnover for the reporting period	62%

Columbia Research Enhanced Value ETF | ASR306_00_(12/24) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Johnson & Johnson	5.0%
JPMorgan Chase & Co.	4.8%
Cisco Systems, Inc.	3.4%
Exxon Mobil Corp.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.6%
Wells Fargo & Co.	2.2%
Caterpillar, Inc.	1.8%
Chevron Corp.	1.5%
Medtronic PLC	1.5%

Asset Allocation

Value	Value
Money Market Funds	0.6%
Exchange-Traded Equity Funds	1.3%
Common Stocks	98.0%

Sector Allocation

Value	Value
Communication Services	4.2%
Real Estate	4.5%
Materials	4.6%
Utilities	4.9%
Consumer Discretionary	6.0%
Energy	6.6%
Consumer Staples	8.2%
Information Technology	9.3%
Industrials	14.7%
Health Care	14.9%
Financials	20.1%

Columbia Research Enhanced Value ETF | ASR306_00_(12/24) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002278

Columbia Research Enhanced Value ETF | ASR306_00_(12/24) | 4

Columbia Short Duration Bond ETF

SBND | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Columbia Short Duration Bond ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration Bond ETF	$25	0.24%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund attempts to passively mirror the Beta Advantage® Short Term Bond Index and therefore maintained similar exposures as those of the index, which utilizes rules-based filters to screen the short-term bond investment universe. The Fund invests in a sampling of the universe but there were no material deviations to relative exposures from an issuer, sector, duration and yield curve positioning perspective. All sectors contributed positively to total return.

Corporate credit | Investment-grade and high-yield corporate bonds, which combined make up approximately 50% of the Fund’s portfolio, were the biggest contributors relative to the index. Within investment-grade corporates, the best performing subsectors were non-corporates and utilities. Security selection within investment-grade corporates was the primary contributor to relative performance.

Top Performance Detractors

Interest rate positioning| The Fund’s average duration remained close to the index’s duration, which is typically around three years. Duration positioning was slightly negative relative to the index but each sector’s contribution to duration (CTD) had varying impacts. Corporate credit and emerging market debt contributed positively, while structured credit and high-yield sectors had a slightly negative impact.

Agency mortgage-backed securities| Performance for the Fund’s agency mortgage-backed security holdings had a slightly negative impact on relative performance, from both interest rate risk and sector allocation.

Asset-backed securities and commercial-mortgage-backed securities| Sector allocation and security selection detracted slightly from relative performance.

Emerging market debt| Both sector allocation and security selection detracted slightly from relative performance.

High-yield corporate bonds| Security selection was a detractor from relative performance.

Columbia Short Duration Bond ETF | ASR314_00_(12/24) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Short Duration Bond ETF during the stated time period.

Growth of $10,000

	Columbia Short Duration Bond ETF—Net Asset Value (10,295)	Beta Advantage® Short Term Bond Index (10,252)	Bloomberg U.S. 1-5 Year Credit Index (10,339)	Bloomberg U.S. Aggregate Bond Index (9,252)
09/21/21	10,000	10,000	10,000	10,000
10/21	9,930	9,943	9,930	9,890
10/22	9,040	8,934	9,171	8,339
10/23	9,397	9,310	9,534	8,369
10/24	10,295	10,252	10,339	9,252
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Short Duration Bond ETF—Net Asset ValueFootnote Reference(a)	9.56	0.94
Beta Advantage® Short Term Bond Index	10.11	0.80
Bloomberg U.S. 1-5 Year Credit Index	8.45	1.08
Bloomberg U.S. Aggregate Bond Index	10.55	-2.47
Footnote	Description
Footnote(a)	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$55,581,900
Total number of portfolio holdings	556
Investment management fees (represents 0.25% of Fund average net assets)	$133,703
Portfolio turnover for the reporting period	169%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	30%

Columbia Short Duration Bond ETF | ASR314_00_(12/24) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

U.S. Treasury Bill 11/14/2024 5.201%	7.2%
Uniform Mortgage-Backed Security TBA 11/15/2039 2.000%	1.6%
Uniform Mortgage-Backed Security TBA 11/15/2039 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 11/15/2039 2.500%	1.2%
Uniform Mortgage-Backed Security TBA 11/15/2039 3.000%	1.0%
Uniform Mortgage-Backed Security TBA 11/15/2039 4.500%	0.9%
Uniform Mortgage-Backed Security TBA 11/15/2039 3.500%	0.9%
Brazilian Government International Bond 05/30/2029 4.500%	0.9%
Uniform Mortgage-Backed Security TBA 11/15/2039 5.500%	0.9%
Industrial & Commercial Bank of China Ltd. 09/21/2025 4.875%	0.8%

Asset Allocation

Value	Value
Money Market Funds	2.8%
Treasury Bills	7.2%
Residential Mortgage-Backed Securities - Agency	10.0%
Foreign Government Obligations	19.3%
Corporate Bonds	49.4%
Commercial Mortgage-Backed Securities - Non-Agency	9.9%
Asset-Backed Securities - Non-Agency	10.2%

Credit Quality Allocation

Value	Value
Not rated	5.3%
B rating	0.2%
BB rating	25.8%
BBB rating	38.5%
A rating	1.4%
AA rating	34.7%

Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Columbia Short Duration Bond ETF | ASR314_00_(12/24) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002282

Columbia Short Duration Bond ETF | ASR314_00_(12/24) | 4

Columbia Semiconductor and Technology ETF

SEMI | NYSE Arca, Inc.

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Columbia Semiconductor and Technology ETF (the Fund) for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Semiconductor and Technology ETF	$91	0.74%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the semiconductor & semiconductor equipment sector was the largest contributor to stock selection.

Allocations | Industry allocation within the electronic equipment instruments & components, technology hardware storage and semiconductors & semiconductor equipment sectors contributed to relative performance.

Individual holdings | Notable individual contributors to relative performance were Semtech Corp., Intel Corp. and GlobalFoundries.

Top Performance Detractors

Stock selection| Selection in the electronic equipment instruments & components sector was the largest detractor to stock selection.

Allocations| Industry allocation within the interactive media & services and electrical equipment sectors were the top detracting industries to relative performance.

Individual holdings| Notable individual detractors to relative performance were NVIDIA Corp., STMicroelectronics and Indie Semiconductor, Inc.

Columbia Semiconductor and Technology ETF | ASR321_00_(12/24) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Semiconductor and Technology ETF during the stated time period.

Growth of $10,000

	Columbia Semiconductor and Technology ETF—Net Asset Value (12,728)	PHLX Semiconductor Sector Index (14,396)	S&P 500 Index (12,986)
03/29/22	10,000	10,000	10,000
10/22	7,440	6,779	8,543
10/23	8,812	9,268	9,409
10/24	12,728	14,396	12,986
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Semiconductor and Technology ETF—Net Asset Value	44.43	9.74
PHLX Semiconductor Sector Index	55.32	15.06
S&P 500 Index	38.02	10.58

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$38,225,544
Total number of portfolio holdings	29
Investment management fees (represents 0.75% of Fund average net assets)	$270,763
Portfolio turnover for the reporting period	60%

Columbia Semiconductor and Technology ETF | ASR321_00_(12/24) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

NVIDIA Corp.	20.1%
Broadcom, Inc.	15.3%
Lam Research Corp.	6.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Analog Devices, Inc.	4.5%
Applied Materials, Inc.	4.1%
KLA Corp.	3.8%
NXP Semiconductors NV	3.7%
ASML Holding NV	3.7%
Monolithic Power Systems, Inc.	3.3%

Sector Allocation

Value	Value
Information Technology	96.5%

Sub-Industry Allocation

Value	Value
Technology Hardware, Storage & Peripherals	0.3%
Software	3.3%
Semiconductors & Semiconductor Equipment	92.9%

Columbia Semiconductor and Technology ETF | ASR321_00_(12/24) | 3

Material Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1‑800‑426‑3750.

On August 12, 2024 (the Effective Date), the Fund’s name was changed to Columbia Semiconductor and Technology ETF. Also, as of the Effective Date, the Fund’s principal investment strategies were revised to reflect the new portfolio management team’s investment process for selecting investments for the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002281

Columbia Semiconductor and Technology ETF | ASR321_00_(12/24) | 4

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N- CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

			Amount billed to the registrant’s
	Amount billed to the registrant ($)		investment advisor ($)
	October 31, 2024	October 31, 2023	October 31, 2024	October 31, 2023
Audit fees (a)	130,272	126,480	0	0
Audit-related fees (b)	9,000	0	0	0
Tax fees (c)	0	55,200	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	0	0

(a)Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-

adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre- approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)Not applicable.

(j)Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately- designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of such Act. The members of such committee are J. Kevin Connaughton, Patricia M. Flynn, Brian J. Gallagher,Douglas A. Hacker, David M. Moffett and Sandra L. Yeager.

Item 6. Investments.

(a)The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b)Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Active ETFs
Annual Financial Statements and Additional
Information
October 31, 2024
Columbia International Equity Income ETF
Columbia U.S. Equity Income ETF
.

Active ETFs | 2024

Portfolio of Investments 3
Statement of Assets and Liabilities 9
Statement of Operations 10
Statement of Changes in Net Assets 11
Financial Highlights 12
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 23
Federal Income Tax Information 24
Approval of Investment Management Services Agreement 25

PORTFOLIO OF INVESTMENTS
Columbia International Equity Income ETF
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 3
Common Stocks 99.3%
Issuer Shares Value ($)
Austria  1.6%
Erste Group Bank AG 4,312 242,211
OMV AG 1,917 79,293
Verbund AG 933 76,170
voestalpine AG 1,442 29,823
Total 427,497
Brazil  0.3%
Yara International ASA 2,150 64,478
Burkina Faso  0.2%
Endeavour Mining PLC 2,488 55,497
Denmark  1.7%
AP Moller - Maersk A/S Class B 29 45,590
Coloplast A/S Class B 1,960 243,989
Pandora A/S 1,089 163,906
Total 453,485
Finland  1.9%
Fortum OYJ 5,864 86,135
Kesko OYJ Class B 3,578 76,387
UPM-Kymmene OYJ 7,142 208,807
Wartsila OYJ Abp 6,273 119,248
Total 490,577
France  4.4%
Bouygues SA 2,331 74,477
TotalEnergies SE 17,459 1,087,977
Total 1,162,454
Germany  18.3%
Bayerische Motoren Werke AG 3,835 301,101
Bechtle AG 1,114 37,927
Brenntag SE 1,755 114,014
Continental AG 1,470 91,381
Evonik Industries AG 2,652 58,245
Hannover Rueck SE 817 214,204
Mercedes-Benz Group AG 10,957 662,575
Merck KGaA 1,759 290,267
Rational AG 69 67,419
RWE AG 9,211 297,697
SAP SE 5,529 1,289,346
Siemens AG 6,668 1,291,454
Talanx AG 819 63,085
Total 4,778,715
Hong Kong  2.5%
Hong Kong Exchanges & Clearing Ltd. 16,224 648,593
Israel  0.7%
Bank Hapoalim BM 17,171 179,288
Italy  3.1%
Eni SpA 29,794 453,228
Prysmian SpA 3,912 275,294
Recordati Industria Chimica e Farmaceutica
SpA 1,334 75,454
Total 803,976
Japan  33.4%
Aisin Corp. 6,276 66,025
Asahi Group Holdings Ltd. 19,518 235,702
Bridgestone Corp. 7,399 266,524
Brother Industries Ltd. 2,985 59,004
Canon, Inc. 11,952 392,633
Chubu Electric Power Co., Inc. 8,651 99,672
Dai-ichi Life Holdings, Inc. 11,664 295,878
Daiichi Sankyo Co. Ltd. 22,973 751,213
Daiwa House Industry Co. Ltd. 7,254 217,680
Hikari Tsushin, Inc. 236 48,184
Hulic Co. Ltd. 4,879 45,515
Common Stocks (continued)
Issuer Shares Value ($)
ITOCHU Corp. 16,206 814,210
Kansai Electric Power Co., Inc. (The) 9,061 146,035
KDDI Corp. 19,802 621,132
Konami Group Corp. 1,299 120,157
Kyowa Kirin Co. Ltd. 3,174 52,572
Makita Corp. 2,965 98,356
Mitsubishi Chemical Group Corp. 17,424 95,033
NEC Corp. 3,287 285,596
Nippon Sanso Holdings Corp. 2,291 80,886
Nitto Denko Corp. 9,105 152,931
Nomura Real Estate Holdings, Inc. 1,427 35,655
Osaka Gas Co. Ltd. 4,675 100,728
Otsuka Corp. 2,995 67,558
Otsuka Holdings Co. Ltd. 5,767 351,036
SCSK Corp. 1,901 35,780
Seiko Epson Corp. 3,723 68,643
Shionogi & Co. Ltd. 9,492 136,406
Sompo Holdings, Inc. 11,932 260,377
Sumitomo Corp. 14,741 314,029
Sumitomo Metal Mining Co. Ltd. 3,135 88,313
Sumitomo Mitsui Financial Group, Inc. 50,466 1,084,361
Sumitomo Realty & Development Co. Ltd. 3,705 111,886
Suntory Beverage & Food Ltd. 1,694 57,440
Tokio Marine Holdings, Inc. 23,428 856,374
Toyota Tsusho Corp. 8,004 138,878
Trend Micro, Inc. 1,679 88,962
Total 8,741,364
Netherlands  2.6%
Akzo Nobel NV 2,323 147,484
Euronext NV
(a)
1,180 129,900
Koninklijke Ahold Delhaize NV 12,515 411,818
Total 689,202
Norway  2.4%
Aker BP ASA 4,148 88,222
Equinor ASA 9,427 225,667
Kongsberg Gruppen ASA 1,106 114,807
Mowi ASA 6,005 102,920
Orkla ASA 10,160 93,675
Total 625,291
Spain  2.3%
Aena SME SA
(a)
941 207,384
CaixaBank SA 51,690 313,694
Endesa SA 4,305 92,563
Total 613,641
Sweden  12.9%
Alfa Laval AB 3,896 171,095
Assa Abloy AB Class B 13,204 410,803
Holmen AB Class B 1,175 46,143
Husqvarna AB Class B 4,531 29,125
Investor AB Class B 24,650 694,459
Sagax AB Class B 2,852 67,915
Sandvik AB 14,063 274,687
Skandinaviska Enskilda Banken AB Class A 21,201 298,101
SKF AB Class B 4,781 89,945
Svenska Handelsbanken AB Class A 18,260 189,084
Tele2 AB Class B 7,501 78,269
Telefonaktiebolaget LM Ericsson Class B 39,000 324,318
Telia Co. AB 31,517 91,193
Trelleborg AB Class B 2,853 94,282
Volvo AB Class B 19,943 515,720
Total 3,375,139

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Active ETFs | 2024
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Switzerland  0.7%
Logitech International SA 2,077 169,965
United Kingdom  2.2%
Lloyds Banking Group PLC 826,572 567,470
United States  8.1%
BP PLC 210,263 1,018,173
Shell PLC 33,254 1,102,382
Total 2,120,555
Total Common Stocks
(Cost $25,774,711) 25,967,187
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.688%
(b)
72,194 72,194
Total Money Market Funds
(Cost $72,194) 72,194
Total Investments in Securities
(Cost $25,846,905) 26,039,381
Other Assets & Liabilities, Net 115,319
Net Assets 26,154,700
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At
October 31, 2024, the total value of these securities amounted to $337,284, which represents 1.29% of total net assets.
(b) The rate shown is the seven-day current annualized yield at October 31, 2024.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, If any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 5
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Austria 427,497 – – 427,497
Brazil 64,478 – – 64,478
Burkina Faso 55,497 – – 55,497
Denmark 453,485 – – 453,485
Finland 490,577 – – 490,577
France 1,162,454 – – 1,162,454
Germany 4,778,715 – – 4,778,715
Hong Kong 648,593 – – 648,593
Israel 179,288 – – 179,288
Italy 803,976 – – 803,976
Japan 8,741,364 – – 8,741,364
Netherlands 689,202 – – 689,202
Norway 625,291 – – 625,291
Spain 613,641 – – 613,641
Sweden 3,375,139 – – 3,375,139
Switzerland 169,965 – – 169,965
United Kingdom 567,470 – – 567,470
United States 2,120,555 – – 2,120,555
Total Common Stocks 25,967,187 – – 25,967,187
Money Market Funds 72,194 – – 72,194
Total Investments in Securities 26,039,381 – – 26,039,381
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia U.S. Equity Income ETF
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Active ETFs | 2024
Common Stocks 98.9%
Issuer Shares Value ($)
Communication Services  7.7%
Diversified Telecommunication Services 5.1%
AT&T, Inc. 106,215 2,394,086
Verizon Communications, Inc. 62,485 2,632,493
Total 5,026,579
Media 2.6%
Comcast Corp. Class A 56,953 2,487,138
Fox Corp. Class A 3,309 138,978
Total 2,626,116
Total Communication Services 7,652,695
Consumer Discretionary  6.5%
Household Durables 0.6%
Lennar Corp. Class A 3,505 596,901
Specialty Retail 5.9%
Best Buy Co., Inc. 2,950 266,768
Dick's Sporting Goods, Inc. 826 161,690
Home Depot, Inc. (The) 12,113 4,769,494
Tractor Supply Co. 1,596 423,754
Williams-Sonoma, Inc. 1,840 246,799
Total 5,868,505
Total Consumer Discretionary 6,465,406
Consumer Staples  12.6%
Beverages 8.7%
Coca-Cola Co. (The) 63,389 4,139,936
Constellation Brands, Inc. Class A 2,266 526,483
Keurig Dr Pepper, Inc. 15,675 516,491
Molson Coors Beverage Co. Class B 2,523 137,428
PepsiCo, Inc. 20,329 3,376,240
Total 8,696,578
Consumer Staples Distribution 1.6%
Kroger Co. (The) 10,634 593,058
Target Corp. 6,853 1,028,224
Total 1,621,282
Food Products 2.3%
General Mills, Inc. 8,255 561,505
Kellanova 4,300 346,795
Mondelez International, Inc. Class A 19,766 1,353,576
Total 2,261,876
Total Consumer Staples 12,579,736
Energy  14.8%
Energy Equipment & Services 1.2%
Halliburton Co. 13,055 362,146
Schlumberger NV 21,045 843,273
Total 1,205,419
Oil, Gas & Consumable Fuels 13.6%
Chevron Corp. 27,152 4,040,761
ConocoPhillips 17,229 1,887,265
Exxon Mobil Corp. 37,109 4,333,589
Marathon Petroleum Corp. 4,959 721,386
Occidental Petroleum Corp. 13,566 679,792
Ovintiv, Inc. 3,899 152,841
Phillips 66 6,197 754,918
Williams Cos., Inc. (The) 18,034 944,440
Total 13,514,992
Total Energy 14,720,411
Financials  10.3%
Capital Markets 6.0%
Bank of New York Mellon Corp. (The) 10,927 823,459
Charles Schwab Corp. (The) 24,860 1,760,834
CME Group, Inc. 5,330 1,201,169
Intercontinental Exchange, Inc. 8,458 1,318,348
Raymond James Financial, Inc. 2,755 408,346
Common Stocks (continued)
Issuer Shares Value ($)
State Street Corp. 4,412 409,434
Total 5,921,590
Insurance 4.3%
Aflac, Inc. 7,487 784,563
American International Group, Inc. 9,536 723,592
Hartford Financial Services Group, Inc.
(The) 4,335 478,757
Marsh & McLennan Cos., Inc. 7,297 1,592,497
Principal Financial Group, Inc. 3,421 281,890
Willis Towers Watson PLC 1,503 454,192
Total 4,315,491
Total Financials 10,237,081
Health Care  8.8%
Biotechnology 2.6%
Amgen, Inc. 7,958 2,547,833
Health Care Providers & Services 6.2%
Cardinal Health, Inc. 3,600 390,672
Cigna Group (The) 4,074 1,282,536
Quest Diagnostics, Inc. 1,643 254,386
UnitedHealth Group, Inc. 7,593 4,286,248
Total 6,213,842
Total Health Care 8,761,675
Industrials  15.4%
Aerospace & Defense 4.3%
General Dynamics Corp. 4,053 1,181,895
Huntington Ingalls Industries, Inc. 575 106,352
Lockheed Martin Corp. 3,535 1,930,287
Northrop Grumman Corp. 2,162 1,100,501
Total 4,319,035
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. 1,723 177,538
Expeditors International of Washington, Inc. 2,082 247,758
Total 425,296
Building Products 1.5%
A O Smith Corp. 1,753 131,650
Allegion PLC 1,290 180,123
Fortune Brands Innovations, Inc. 1,833 152,744
Johnson Controls International PLC 9,884 746,736
Owens Corning 1,280 226,291
Total 1,437,544
Electrical Equipment 1.3%
Emerson Electric Co. 8,473 917,372
Hubbell, Inc. 793 338,635
Total 1,256,007
Machinery 5.8%
Caterpillar, Inc. 7,185 2,702,997
CNH Industrial NV 12,116 136,063
Cummins, Inc. 2,004 659,276
Deere & Co. 3,791 1,534,180
IDEX Corp. 1,121 240,611
Nordson Corp. 807 200,047
Snap-on, Inc. 768 253,540
Total 5,726,714
Professional Services 2.1%
Automatic Data Processing, Inc. 6,049 1,749,613
Broadridge Financial Solutions, Inc. 1,721 362,890
Total 2,112,503
Total Industrials 15,277,099
Information Technology  14.8%
Electronic Equipment, Instruments & Components 1.0%
CDW Corp. 1,977 372,131

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 7
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
TE Connectivity PLC 4,500 663,390
Total 1,035,521
IT Services 3.4%
Cognizant Technology Solutions Corp.
Class A 7,346 547,938
International Business Machines Corp. 13,665 2,824,829
Total 3,372,767
Semiconductors & Semiconductor Equipment 10.0%
Analog Devices, Inc. 7,340 1,637,627
Broadcom, Inc. 26,462 4,492,454
NXP Semiconductors NV 3,779 886,175
QUALCOMM, Inc. 16,520 2,688,960
Skyworks Solutions, Inc. 2,363 206,952
Total 9,912,168
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. 19,224 374,676
Total Information Technology 14,695,132
Materials  1.2%
Chemicals 0.5%
Mosaic Co. (The) 4,699 125,745
PPG Industries, Inc. 3,447 429,186
Total 554,931
Containers & Packaging 0.7%
Avery Dennison Corp. 1,174 243,053
Crown Holdings, Inc. 1,773 165,864
International Paper Co. 5,044 280,144
Total 689,061
Total Materials 1,243,992
Utilities  6.8%
Electric Utilities 3.1%
Alliant Energy Corp. 3,802 228,120
American Electric Power Co., Inc. 7,897 779,829
Edison International 5,727 471,905
Entergy Corp. 3,169 490,498
Common Stocks (continued)
Issuer Shares Value ($)
Evergy, Inc. 3,358 202,958
Eversource Energy 5,291 348,412
Xcel Energy, Inc. 8,246 550,915
Total 3,072,637
Gas Utilities 0.3%
Atmos Energy Corp. 2,299 319,055
Multi-Utilities 3.4%
Ameren Corp. 3,949 343,997
Consolidated Edison, Inc. 5,133 521,923
DTE Energy Co. 3,062 380,362
NiSource, Inc. 6,648 233,744
Public Service Enterprise Group, Inc. 7,388 660,561
Sempra 9,397 783,428
WEC Energy Group, Inc. 4,685 447,558
Total 3,371,573
Total Utilities 6,763,265
Total Common Stocks
(Cost $89,702,230) 98,396,492
Exchange-Traded Equity Funds 0.7%
Issuer Shares Value ($)
Financials  0.7%
Vanguard Financials ETF 6,483 734,070
Total Exchange-Traded Equity Funds
(Cost $720,022) 734,070
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.688%
(a)
257,179 257,179
Total Money Market Funds
(Cost $257,179) 257,179
Total Investments in Securities
(Cost $90,679,431) 99,387,741
Other Assets & Liabilities, Net 78,329
Net Assets 99,466,070
(a) The rate shown is the seven-day current annualized yield at October 31, 2024.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Active ETFs | 2024
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, If any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 7,652,695 – – 7,652,695
Consumer Discretionary 6,465,406 – – 6,465,406
Consumer Staples 12,579,736 – – 12,579,736
Energy 14,720,411 – – 14,720,411
Financials 10,237,081 – – 10,237,081
Health Care 8,761,675 – – 8,761,675
Industrials 15,277,099 – – 15,277,099
Information Technology 14,695,132 – – 14,695,132
Materials 1,243,992 – – 1,243,992
Utilities 6,763,265 – – 6,763,265
Total Common Stocks 98,396,492 – – 98,396,492
Exchange-Traded Equity Funds 734,070 – – 734,070
Money Market Funds 257,179 – – 257,179
Total Investments in Securities 99,387,741 – – 99,387,741
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 9
Columbia International
Equity Income ETF
Columbia U.S. Equity
Income ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $25,846,905 and $90,679,431, respectively) $26,039,381 $99,387,741
Foreign currency (cost $22 and $–) 22 –
Receivable for:
Dividends 87,115 106,256
Reclaims receivable 38,400 –
Total assets 26,164,918 99,493,997
Liabilities
Payable for:
Investment management fees 10,218 27,927
Total liabilities 10,218 27,927
Net assets applicable to outstanding capital stock $26,154,700 $99,466,070
Represented by:
Paid-in capital $25,553,980 $88,064,577
Total distributable earnings (loss) 600,720 11,401,493
Total - representing net assets applicable to outstanding capital stock $26,154,700 $99,466,070
Shares outstanding 850,000 2,150,000
Net asset value per share $30.77 $46.26

STATEMENT OF OPERATIONS
Year Ended October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Active ETFs | 2024
Columbia International
Equity Income ETF
Columbia U.S. Equity
Income ETF
Investment Income:
Dividends - unaffiliated issuers $548,431 $1,602,601
Foreign taxes withheld (72,575) (1,480)
Total income 475,856 1,601,121
Expenses:
Investment management fees 65,460 214,967
Overdraft expense 1,504 1,939
Total expenses 66,964 216,906
Net Investment Income 408,892 1,384,215
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 999,380 3,543,947
In-kind transactions - unaffiliated issuers – 1,214,276
Foreign currency translations (56,752) –
Net realized gain 942,628 4,758,223
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 258,171 7,295,415
Foreign currency translations (4,686) –
Net change in unrealized appreciation 253,485 7,295,415
Net realized and unrealized gain 1,196,113 12,053,638
Net Increase in net assets resulting from operations $1,605,005 $13,437,853

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 11
Columbia International Equity Income
ETF Columbia U.S. Equity Income ETF
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income $408,892 $205,774 $1,384,215 $1,198,556
Net realized gain 942,628 1,159,586 4,758,223 2,044,114
Net change in unrealized appreciation (depreciation) 253,485 (227,119) 7,295,415 (1,629,677)
Net increase in net assets resulting from operations 1,605,005 1,138,241 13,437,853 1,612,993
Distributions to shareholders
Net investment income and net realized gains (301,656) (205,611) (1,279,098) (1,186,601)
Shareholder transactions
Proceeds from shares sold 18,421,780 – 51,625,885 13,134,119
Cost of shares redeemed – – (8,300,690) (9,489,052)
Net increase in net assets resulting from shareholder
transactions 18,421,780 – 43,325,195 3,645,067
Increase in net assets 19,725,129 932,630 55,483,950 4,071,459
Net Assets:
Net assets beginning of year 6,429,571 5,496,941 43,982,120 39,910,661
Net assets at end of year $26,154,700 $6,429,571 $99,466,070 $43,982,120
Capital stock activity
Shares outstanding, beginning of year 250,000 250,000 1,200,000 1,100,000
Shares sold 600,000 – 1,150,000 350,000
Shares redeemed – – (200,000) (250,000)
Shares outstanding, end of year 850,000 250,000 2,150,000 1,200,000

FINANCIAL HIGHLIGHTS
Columbia International Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Active ETFs | 2024
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of year $25.72 $21.99 $26.94 $21.08 $25.78
Income (loss) from investment operations:
Net investment income 0.85 0.82 0.90 0.82 0.70
Net realized and unrealized gain (loss) 4.84 3.73 (4.85) 5.83 (4.71)
Total from investment operations 5.69 4.55 (3.95) 6.65 (4.01)
Less distributions to shareholders:
Net investment income (0.64) (0.82) (1.00) (0.79) (0.69)
Total distribution to shareholders (0.64) (0.82) (1.00) (0.79) (0.69)
Net asset value, end of year $30.77 $25.72 $21.99 $26.94 $21.08
Total Return at NAV 22.26% 20.70% (14.97)% 31.60% (15.68)%
Total Return at Market Price 21.20% 21.46% (15.76)% 32.24% (15.02)%
Ratios to average net assets:
Total gross expenses
(a)
0.46%
(b)
0.45%
(c)
0.45% 0.45%
(c)
0.45%
(c)
Total net expenses
(a)(d)
0.46%
(b)
0.45%
(c)
0.45% 0.45%
(c)
0.45%
(c)
Net investment income 2.81% 3.14% 3.60% 3.07% 3.08%
Supplemental data
Net assets, end of
year
(in thousands) $26,155 $6,430 $5,497 $5,389 $4,217
Portfolio turnover 92% 156% 177% 90% 98%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia U.S. Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 13
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of year $36.65 $36.28 $36.97 $25.42 $28.60
Income (loss) from investment operations:
Net investment income 0.98 0.97 1.00 0.86 0.78
Net realized and unrealized gain (loss) 9.53 0.38 (0.57)
(a)
11.53 (3.15)
Total from investment operations 10.51 1.35 0.43 12.39 (2.37)
Less distributions to shareholders:
Net investment income (0.90) (0.98) (0.88) (0.84) (0.74)
Net realized gains – – (0.24) – (0.07)
Total distribution to shareholders (0.90) (0.98) (1.12) (0.84) (0.81)
Net asset value, end of year $46.26 $36.65 $36.28 $36.97 $25.42
Total Return at NAV 28.84% 3.72% 1.22% 49.08% (8.18)%
Total Return at Market Price 29.14% 3.29% 1.27% 50.13% (8.64)%
Ratios to average net assets:
Total gross expenses
(b)
0.35%
(c)
0.35%
(c)
0.35%
(c)
0.35% 0.35%
Total net expenses
(b)(d)
0.35%
(c)
0.35%
(c)
0.35%
(c)
0.35% 0.35%
Net investment income 2.25% 2.57% 2.73% 2.55% 2.98%
Supplemental data
Net assets, end of
year
(in thousands) $99,466 $43,982 $39,911 $5,545 $5,084
Portfolio turnover 42% 90% 167% 77% 77%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2024
14 Active ETFs | 2024
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF. Each Fund is
diversified.
Effective on June 1, 2024, Columbia International ESG Equity Income ETF was renamed Columbia International Equity
Income ETF and Columbia U.S. ESG Equity Income ETF was renamed Columbia U.S. Equity Income ETF. Also, as of the
Effective Date, the Funds changed their objectives, the Funds changed from index tracking (passively managed) ETFs to non-index tracking (actively managed) ETFs and the Funds' principal investment strategies were revised to reflect the
Funds' new investment selection process in constructing the Funds' portfolio and to eliminate certain Environmental,
Social and Governance (ESG)- related industry exclusions.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Active ETFs | 2024 15
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
16 Active ETFs | 2024
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Active ETFs | 2024 17
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions from investments, reversal of capital gains (losses) on a redemption-in-kind, foreign currency transactions and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Fund
Effective investment
management
fee rate (%)
Columbia International Equity Income ETF 0.45
Columbia U.S. Equity Income ETF 0.35
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia International Equity Income ETF (55,832) 55,832 -
Columbia U.S. Equity Income ETF (35,240) (1,046,037) 1,081,277

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
18 Active ETFs | 2024
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
At October 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2024, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2024, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2024, the cost basis of securities contributed was as follows:
Year Ended October 31, 2024 Year Ended October 31, 2023
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia International Equity Income ETF 301,656 - 301,656 205,611 - 205,611
Columbia U.S. Equity Income ETF 1,279,098 - 1,279,098 1,186,601 - 1,186,601
Fund
Undistributed ordinary
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International Equity Income ETF 439,616 - - 161,104
Columbia U.S. Equity Income ETF 1,968,369 957,564 - 8,475,560
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International Equity Income ETF 25,878,277 1,612,349 (1,451,245) 161,104
Columbia U.S. Equity Income ETF 90,912,181 10,491,548 (2,015,988) 8,475,560
Fund
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
Columbia International Equity Income ETF - - - (694,434)
Columbia U.S. Equity Income ETF - - - (699,943)
Fund Purchases ($)
Proceeds from
sales ($)
Columbia International Equity Income ETF 13,545,527 13,480,812
Columbia U.S. Equity Income ETF 26,609,366 25,745,163

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Active ETFs | 2024 19
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the year ended October 31, 2024, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the year ended October 31, 2024.
Note 8. Significant risks
Environmental, social and governance investment research tools risk
The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment
Manager’s opinion) research tools incorporated into the investment selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ, and such data may be based on proprietary research based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The
Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can
be
given that such data will be helpful or be free from errors.
Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies.
Financials sector risk
Columbia International Equity Income ETF is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a
Funds Contributions ($)
Columbia International Equity Income ETF 18,276,602
Columbia U.S. Equity Income ETF 50,680,060
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia International Equity Income ETF - - -
Columbia U.S. Equity Income ETF 7,051,203 8,265,479 1,214,276

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
20 Active ETFs | 2024
high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia International Equity Income ETF concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries.  Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia International Equity Income ETF may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region.
Columbia International Equity Income ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe.
Columbia International Equity Income ETF is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole.
As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK)
from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Active ETFs | 2024 21
as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan.
Columbia International Equity Income ETF is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Industrials sector risk
Columbia International Equity Income ETF is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
Active management risk
The Funds are actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve each Fund’s investment objective. Due to its active management, the
Funds could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
22 Active ETFs | 2024
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Active ETFs | 2024 23
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia International Equity Income ETF and
Columbia U.S. Equity Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF (two of the funds constituting Columbia
ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October
31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
24 Active ETFs | 2024
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2024 . Shareholders will be notiﬁed in early 2025 of the amounts for use in preparing 2024 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
Foreign Tax Credit
The following Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
The Fund designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Fund DRD QDI
Columbia International Equity Income ETF 0.00% 61.13%
Columbia U.S. Equity Income ETF 46.78% 48.26%
Columbia International Equity Income ETF
Foreign Taxes Paid $72,575
Foreign Taxes Paid Per Share 0.09
Foreign Source Income 544,303
Foreign Source Income Per Share 0.64
Fund
Columbia International Equity Income ETF $0
Columbia U.S. Equity Income ETF 1,005,442

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Active ETFs | 2024 25
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia International Equity Income ETF and Columbia U.S. Equity
Income ETF (each, a Fund and collectively, the Funds)
1
. Under an investment management services agreement (the IMS
Agreement), the Investment Manager provides investment advice and other services to each of the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June
2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement for each Fund.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement for each Fund. Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
1. Effective June 3, 2024 the Columbia International ESG Equity Income ETF name changed to Columbia International Equity Income ETF. Also effective
June 3, 2024 the Columbia U.S. ESG Equity Income ETF name changed to Columbia U.S. Equity Income ETF.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
26 Active ETFs | 2024
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement for each Fund.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and each Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement for each Fund.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of each Fund, (ii) each Fund’s performance relative to peers and benchmarks,
(iii) the net assets of the Funds and (iv) index tracking error data of each Fund. The Board observed that each Fund’s performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement for each
Fund.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Active ETFs | 2024 27
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by each Fund, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement for each Fund.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS Agreement for each Fund.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement for each Fund.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN271_10_P01_(12/24)
CET002277
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Indexed ETF
Annual Financial Statements and Additional
Information
October 31, 2024
Columbia Diversified Fixed Income Allocation ETF

Indexed ETF | 2024

Portfolio of Investments 3
Statement of Assets and Liabilities 15
Statement of Operations 16
Statement of Changes in Net Assets 17
Financial Highlights 18
Notes to Financial Statements 19
Report of Independent Registered Public Accounting Firm 27
Approval of Investment Management Services Agreement 28

PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 3
Corporate Bonds   44.5%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)
6.528%, 05/01/34
(a)
530,000 558,744
L3Harris Technologies, Inc.
5.400%, 07/31/33 352,000 356,949
Northrop Grumman Corp.
4.900%, 06/01/34 250,000 246,995
RTX Corp.
5.150%, 02/27/33 400,000 402,805
Spirit AeroSystems , Inc.
9.375%, 11/30/29
(a)
474,000 510,778
Textron, Inc.
6.100%, 11/15/33 100,000 104,922
TransDigm , Inc.
6.375%, 03/01/29
(a)
750,000 761,313
6.625%, 03/01/32
(a)
1,000,000 1,017,414
Total 3,959,920
Airlines 1.0%
Air Canada
3.875%, 08/15/26
(a)
487,000 471,415
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
385,000 384,049
5.750%, 04/20/29
(a)
1,278,000 1,266,359
Jetblue Airways Corp. / Jetblue Loyalty LP
9.875%, 09/20/31
(a)
500,000 519,149
United Airlines, Inc.
4.375%, 04/15/26
(a)
102,000 100,215
4.625%, 04/15/29
(a)
1,245,000 1,192,168
Total 3,933,355
Apartment REIT 0.1%
American Homes 4 Rent LP
5.500%, 02/01/34 250,000 251,087
Essex Portfolio LP
3.000%, 01/15/30 167,000 151,788
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 110,000 90,129
Total 493,004
Automotive 0.5%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
204,000 180,709
Ford Motor Co.
3.250%, 02/12/32 877,000 734,385
General Motors Financial Co., Inc.
6.100%, 01/07/34 250,000 256,808
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 406,000 366,662
Tenneco, Inc.
8.000%, 11/17/28
(a)
611,000 565,360
Total 2,103,924
Banking 1.9%
Banco Bilbao Vizcaya Argentaria SA
6.033%, (US 1 Year CMT T-Note +
1.950%), 03/13/35
(b)
200,000 205,521
Banco Santander SA
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 517,760
Bank of Montreal
3.088%, (US 5 Year CMT T-Note +
1.400%), 01/10/37
(b)
250,000 210,914
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Bank of Nova Scotia/The
4.588%, (US 5 Year CMT T-Note +
2.050%), 05/04/37
(b)
250,000 232,286
Barclays
6.224%, 05/09/34 500,000 523,951
Capital One Financial Corp.
5.817%, 02/01/34 381,000 386,228
6.377%, 06/08/34 250,000 261,964
Citigroup, Inc.
5.827%, (SOFRRATE + 2.056%),
02/13/35
(b)
500,000 504,273
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
250,000 259,222
Citizens Financial Group, Inc.
2.638%, 09/30/32 78,000 63,556
Comerica, Inc.
5.982%, (SOFRRATE + 2.155%),
01/30/30
(b)
58,000 58,774
Deutsche Bank AG/New York NY
7.079%, (SOFRRATE + 3.650%),
02/10/34
(b)
250,000 262,324
Discover Financial Services
7.964%, (SOFRINDX + 3.370%),
11/02/34
(b)
250,000 286,846
Fifth Third Bancorp
4.772%, 07/28/30 302,000 297,159
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
715,000 684,544
Huntington Bancshares, Inc.
2.487%, 08/15/36 342,000 275,474
Lloyds Banking Group PLC
7.953%, (US 1 Year CMT T-Note +
3.750%), 11/15/33
(b)
200,000 226,527
M&T Bank Corp.
5.053%, (SOFRRATE + 1.850%),
01/27/34
(b)
250,000 241,033
Morgan Stanley
5.297%, 04/20/37 600,000 587,665
Santander Holdings USA, Inc.
6.342%, (SOFRRATE + 2.138%),
05/31/35
(b)
375,000 383,236
Synchrony Financial
5.150%, 03/19/29 85,000 83,671
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
642,000 619,455
Total 7,172,383
Brokerage/Asset Managers/Exchanges 0.7%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 90,965
CI Financial Corp.
3.200%, 12/17/30 78,000 66,070
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 227,719
Jane Street Group / JSG Finance, Inc.
7.125%, 04/30/31
(a)
600,000 621,943
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
680,000 627,692
Jefferies Financial Group, Inc.
6.200%, 04/14/34 580,000 604,331

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Nasdaq, Inc.
1.650%, 01/15/31 123,000 102,307
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 264,256
Total 2,605,283
Building Materials 0.5%
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
565,000 505,675
6.375%, 03/01/34
(a)
300,000 302,150
Owens Corning
5.700%, 06/15/34 200,000 205,544
Standard Industries, Inc.
3.375%, 01/15/31
(a)
449,000 389,871
4.375%, 07/15/30
(a)
600,000 552,145
Total 1,955,385
Cable and Satellite 1.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
1,860,000 1,614,137
4.750%, 03/01/30
(a)
498,000 453,167
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.400%, 04/01/33 760,000 678,657
Connect Finco Sarl / Connect US Finco LLC
9.000%, 09/15/29
(a)
710,000 674,715
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,050,000 988,438
LCPR Senior Secured Financing DAC
Series REGS, 6.750%, 10/15/27
(a)
323,000 302,776
Sunrise FinCo I BV
4.875%, 07/15/31
(a)
490,000 448,426
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
410,000 388,165
VZ Secured Financing BV
5.000%, 01/15/32
(a)
425,000 381,461
Ziggo BV
4.875%, 01/15/30
(a)
350,000 324,446
Total 6,254,388
Chemicals 0.4%
Celanese US Holdings LLC
6.379%, 07/15/32 250,000 259,140
Dow Chemical Co. (The)
5.150%, 02/15/34 250,000 248,792
Eastman Chemical Co.
5.625%, 02/20/34 250,000 252,478
FMC Corp.
3.450%, 10/01/29 46,000 42,331
LYB International Finance III LLC
2.250%, 10/01/30 100,000 85,866
NewMarket Corp.
2.700%, 03/18/31 26,000 22,387
Tronox , Inc.
4.625%, 03/15/29
(a)
650,000 589,208
Total 1,500,202
Construction Machinery 0.5%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
480,000 443,422
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
824,000 817,712
United Rentals North America, Inc.
3.875%, 02/15/31 785,000 712,395
Total 1,973,529
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Consumer Cyclical Services 0.8%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
442,000 413,303
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 458,482
CBRE Services, Inc.
5.950%, 08/15/34 250,000 261,585
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
494,000 475,819
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
802,000 754,244
Service Corp International
3.375%, 08/15/30 635,000 561,474
Total 2,924,907
Consumer Products 0.1%
Haleon US Capital LLC
3.625%, 03/24/32 500,000 457,776
Diversified Manufacturing 1.2%
Carrier Global Corp.
5.900%, 03/15/34 373,000 391,994
Chart Industries, Inc.
7.500%, 01/01/30
(a)
286,000 297,154
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
1,100,000 1,117,926
Ingersoll Rand, Inc.
5.700%, 08/14/33 250,000 259,338
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.900%, 12/01/32 200,000 198,826
Regal Rexnord Corp.
6.400%, 04/15/33 462,000 481,848
TK Elevator US Newco , Inc.
5.250%, 07/15/27
(a)
614,000 604,328
Trane Technologies Financing Ltd.
5.100%, 06/13/34 200,000 202,303
Vertiv Group Corp.
4.125%, 11/15/28
(a)
300,000 285,763
WESCO Distribution, Inc.
7.250%, 06/15/28
(a)
789,000 807,362
Total 4,646,842
Electric 2.4%
AES Corp. (The)
2.450%, 01/15/31 70,000 58,926
Alpha Generation LLC
6.750%, 10/15/32
(a)
250,000 253,687
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 83,452
5.625%, 03/01/33 150,000 153,231
Arizona Public Service Co.
5.700%, 08/15/34 350,000 358,600
Avangrid , Inc.
3.800%, 06/01/29 29,000 27,680
Calpine Corp.
4.500%, 02/15/28
(a)
403,000 388,179
5.125%, 03/15/28
(a)
620,000 606,316
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
555,000 495,981
4.750%, 03/15/28
(a)
126,000 122,232
Constellation Energy Generation LLC
6.125%, 01/15/34 250,000 266,360
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 94,000 79,109

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.375%, 11/15/32 290,000 295,095
DTE Energy Co.
5.850%, 06/01/34 190,000 197,343
Duke Energy Corp.
2.450%, 06/01/30 331,000 290,720
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 158,236
Exelon Corp.
5.300%, 03/15/33 250,000 253,530
Lightning Power LLC
7.250%, 08/15/32
(a)
500,000 520,406
National Grid PLC
5.418%, 01/11/34 250,000 252,611
NextEra Energy Capital Holdings Inc
5.250%, 03/15/34 250,000 251,263
NRG Energy, Inc.
3.625%, 02/15/31
(a)
449,000 397,668
Pacific Gas and Electric Co.
2.500%, 02/01/31 196,000 168,106
4.550%, 07/01/30 165,000 160,199
PG&E Corp.
5.000%, 07/01/28 130,000 127,114
5.250%, 07/01/30 1,100,000 1,072,588
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 166,532
Southern Co. (The)
Series A, 3.700%, 04/30/30 189,000 178,253
Talen Energy Supply LLC
8.625%, 06/01/30
(a)
550,000 593,295
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 807,712
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 291,657
Total 9,076,081
Environmental 0.2%
GFL Environmental, Inc.
6.750%, 01/15/31
(a)
250,000 257,401
Republic Services, Inc.
2.375%, 03/15/33 305,000 250,333
Waste Connections, Inc.
4.200%, 01/15/33 250,000 235,302
Total 743,036
Finance Companies 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 280,000 246,255
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 183,000 156,979
Aon Corp.
2.800%, 05/15/30 64,000 57,334
Ares Capital Corp.
5.875%, 03/01/29 58,000 58,414
Blue Owl Credit Income Corp.
6.600%, 09/15/29
(a)
390,000 394,192
First American Financial Corp.
4.000%, 05/15/30 100,000 93,001
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(a)
610,000 598,781
GATX Corp.
4.700%, 04/01/29 86,000 85,331
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(a)
500,000 516,608
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 378,437
Nationstar Mortgage Holdings, Inc.
7.125%, 02/01/32
(a)
740,000 756,694
OneMain Finance Corp.
4.000%, 09/15/30 753,000 662,796
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
565,000 538,157
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
201,000 178,898
Total 4,721,877
Food and Beverage 1.4%
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
200,000 208,041
Campbell Soup Co.
5.400%, 03/21/34 250,000 252,658
Constellation Brands, Inc.
4.900%, 05/01/33 250,000 244,774
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
540,000 536,085
General Mills, Inc.
4.950%, 03/29/33 250,000 248,208
J M Smucker Co. (The)
6.200%, 11/15/33 250,000 266,633
JBS USA Holding LUX SARL / JBS USA Food Co. / JBS LUX Co. SARL
6.750%, 03/15/34
(a)
550,000 590,375
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 350,000 332,216
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
350,000 324,947
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
437,000 433,703
6.125%, 09/15/32
(a)
250,000 251,264
Pilgrim's Pride Corp.
6.250%, 07/01/33 400,000 414,520
Post Holdings, Inc.
4.625%, 04/15/30
(a)
923,000 863,078
US Foods, Inc.
4.750%, 02/15/29
(a)
500,000 481,839
Total 5,448,341
Gaming 1.7%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
560,000 522,587
Caesars Entertainment, Inc.
7.000%, 02/15/30
(a)
1,075,000 1,101,883
Churchill Downs, Inc.
5.750%, 04/01/30
(a)
650,000 639,706
GLP Capital LP / GLP Financing II, Inc.
6.750%, 12/01/33 250,000 266,359
Las Vegas Sands Corp.
6.200%, 08/15/34 340,000 346,122
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
865,000 795,658
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
710,000 641,026
VICI Properties LP
5.125%, 05/15/32 557,000 545,455
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
721,000 669,608
5.625%, 08/26/28
(a)
472,000 453,642

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.125%, 02/15/31
(a)
370,000 389,104
Total 6,371,150
Health Care 2.7%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
486,000 469,787
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
952,000 1,000,353
Baxter International, Inc.
2.539%, 02/01/32 140,000 117,698
Becton Dickinson and Co.
1.957%, 02/11/31 200,000 167,793
Cigna Group (The)
5.250%, 02/15/34 250,000 249,173
CVS Health Corp.
5.250%, 02/21/33 600,000 588,597
DaVita, Inc.
3.750%, 02/15/31
(a)
1,396,000 1,214,781
4.625%, 06/01/30
(a)
160,000 147,174
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 525,000 554,335
HCA, Inc.
5.500%, 06/01/33 410,000 411,263
Hologic , Inc.
3.250%, 02/15/29
(a)
200,000 183,678
LifePoint Health, Inc.
11.000%, 10/15/30
(a)
373,000 416,009
Medline Borrower LP
3.875%, 04/01/29
(a)
1,786,000 1,671,792
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250%, 04/01/29
(a)
410,000 417,486
Quest Diagnostics, Inc.
5.000%, 12/15/34 250,000 244,987
Smith & Nephew PLC
2.032%, 10/14/30 76,000 64,036
Solventum Corp.
5.600%, 03/23/34
(a)
500,000 503,897
Star Parent, Inc.
9.000%, 10/01/30
(a)
210,000 218,401
Tenet Healthcare Corp.
5.125%, 11/01/27 750,000 743,943
6.125%, 06/15/30 485,000 486,577
Universal Health Services, Inc.
2.650%, 10/15/30 338,000 291,983
Total 10,163,743
Healthcare Insurance 0.1%
Elevance Health, Inc.
4.750%, 02/15/33 220,000 213,649
Humana, Inc.
2.150%, 02/03/32 254,000 205,008
Total 418,657
Healthcare REIT 0.2%
DOC DR LLC
2.625%, 11/01/31 150,000 128,508
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 675,000 477,665
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 92,413
Welltower OP LLC
2.800%, 06/01/31 293,000 258,084
Total 956,670
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Independent Energy 1.8%
California Resources Corp.
8.250%, 06/15/29
(a)
490,000 494,862
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
230,000 232,545
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
290,000 299,851
8.750%, 07/01/31
(a)
700,000 733,400
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
915,000 835,288
Crescent Energy Finance LLC
9.250%, 02/15/28
(a)
275,000 288,778
Devon Energy Corp.
4.500%, 01/15/30 220,000 212,908
Diamondback Energy, Inc.
3.500%, 12/01/29 76,000 70,950
6.250%, 03/15/33 350,000 368,796
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
759,000 702,034
Occidental Petroleum Corp.
6.625%, 09/01/30 276,000 290,017
Permian Resources Operating LLC
6.250%, 02/01/33
(a)
750,000 744,623
Southwestern Energy Co.
4.750%, 02/01/32 1,013,000 951,701
Vital Energy, Inc.
7.875%, 04/15/32
(a)
595,000 571,904
Woodside Finance Ltd.
5.100%, 09/12/34 90,000 87,120
Total 6,884,777
Leisure 1.2%
Carnival Corp.
5.750%, 03/01/27
(a)
1,250,000 1,253,542
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
268,000 287,634
Life Time, Inc.
5.750%, 01/15/26
(a)
276,000 275,953
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
755,000 765,273
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
500,000 499,473
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
490,000 490,017
6.000%, 02/01/33
(a)
750,000 754,610
SIX Flags Entertainment Corp. / SIX Flags Theme Parks, Inc.
6.625%, 05/01/32
(a)
250,000 254,621
Total 4,581,123
Life Insurance 0.3%
Athene Holding Ltd.
6.150%, 04/03/30 12,000 12,558
Corebridge Financial, Inc.
3.900%, 04/05/32 480,000 438,773
Globe Life, Inc.
2.150%, 08/15/30 26,000 21,979
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
512,000 495,610
Total 968,920
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
951,000 835,499

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations
Borrower Esc
6.625%, 01/15/32
(a)
730,000 729,950
Marriott International, Inc.
5.300%, 05/15/34 200,000 200,024
Total 1,765,473
Media and Entertainment 1.4%
Clear Channel Outdoor Holdings, Inc.
7.875%, 04/01/30
(a)
275,000 280,313
Fox Corp.
6.500%, 10/13/33 250,000 266,203
Gray Television, Inc.
10.500%, 07/15/29
(a)
300,000 311,645
NetFlix , Inc.
4.900%, 08/15/34 300,000 299,786
News Corp.
3.875%, 05/15/29
(a)
408,000 379,912
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
435,000 408,885
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
300,000 277,826
ROBLOX Corp.
3.875%, 05/01/30
(a)
724,000 655,464
RR Donnelley & Sons Co.
9.500%, 08/01/29
(a)
250,000 251,805
TEGNA, Inc.
5.000%, 09/15/29 391,000 364,776
Univision Communications, Inc.
4.500%, 05/01/29
(a)
754,000 669,852
6.625%, 06/01/27
(a)
440,000 437,208
Warnermedia Holdings, Inc.
4.279%, 03/15/32 830,000 728,080
Total 5,331,755
Media Cable 0.8%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,264,000 1,217,234
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
500,000 420,212
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,468,000 1,372,894
Total 3,010,340
Metals and Mining 0.9%
ArcelorMittal SA
6.800%, 11/29/32 250,000 271,285
Cleveland-Cliffs, Inc.
6.875%, 11/01/29
(a)
500,000 501,733
7.000%, 03/15/32
(a)
460,000 460,530
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
593,000 539,522
Mineral Resources Ltd.
9.250%, 10/01/28
(a)
200,000 210,698
Newmont Corp.
2.250%, 10/01/30 222,000 193,656
Newmont Corp. / Newcrest Finance Pty Ltd.
5.350%, 03/15/34 100,000 101,716
Novelis Corp.
4.750%, 01/30/30
(a)
610,000 571,237
Steel Dynamics, Inc.
3.250%, 01/15/31 188,000 171,441
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vale Overseas Ltd.
6.125%, 06/12/33 370,000 379,356
Total 3,401,174
Midstream 2.7%
Boardwalk Pipelines LP
3.400%, 02/15/31 120,000 107,865
Cheniere Energy Partners LP
4.000%, 03/01/31 344,000 318,170
Cheniere Energy, Inc.
4.625%, 10/15/28 230,000 225,572
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 713,432
DT Midstream, Inc.
4.125%, 06/15/29
(a)
134,000 125,954
4.375%, 06/15/31
(a)
762,000 701,195
Enbridge, Inc.
5.700%, 03/08/33 600,000 615,164
Energy Transfer LP
6.550%, 12/01/33 440,000 472,276
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
736,000 699,279
6.500%, 07/01/27
(a)
39,000 39,893
Kinder Morgan, Inc.
5.400%, 02/01/34 500,000 498,495
Kinetik Holdings LP
5.875%, 06/15/30
(a)
494,000 489,644
MPLX LP
2.650%, 08/15/30 422,000 371,282
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
900,000 906,201
ONEOK, Inc.
6.050%, 09/01/33 525,000 545,745
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 44,000 40,987
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 88,000 85,611
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34
(a)
250,000 246,964
Targa Resources Corp.
6.500%, 03/30/34 300,000 321,892
Venture Global Calcasieu Pass LLC
4.125%, 08/15/31
(a)
1,070,000 974,123
Venture Global LNG, Inc.
9.500%, 02/01/29
(a)
1,300,000 1,437,335
Western Midstream Operating LP
3.100%, 02/01/25 2,000 1,987
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 415,651
Total 10,354,717
Natural Gas 0.1%
NiSource, Inc.
5.350%, 04/01/34 150,000 150,536
Sempra
5.500%, 08/01/33 250,000 254,961
Total 405,497
Office REIT 0.1%
Boston Properties LP
6.500%, 01/15/34 210,000 222,235
CubeSmart LP
2.000%, 02/15/31 98,000 81,735

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Highwoods Realty LP
2.600%, 02/01/31 136,000 113,490
Total 417,460
Oil Field Services 0.6%
Noble Finance II LLC
8.000%, 04/15/30
(a)
350,000 354,834
Transocean, Inc.
8.750%, 02/15/30
(a)
293,250 303,613
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
160,000 162,989
Valaris Ltd.
8.375%, 04/30/30
(a)
500,000 507,223
Venture Global LNG, Inc.
8.375%, 06/01/31
(a)
368,000 381,962
Weatherford International Ltd.
8.625%, 04/30/30
(a)
699,000 722,550
Total 2,433,171
Other Financial Institutions 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 617,000 574,830
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 361,498
Total 936,328
Other Industry 0.1%
Coherent Corp.
5.000%, 12/15/29
(a)
266,000 255,061
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 101,002
Total 356,063
Other REIT 0.1%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 56,431
Extra Space Storage LP
2.550%, 06/01/31 240,000 204,503
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 26,000 23,794
Total 284,728
Other Utility 0.1%
American Water Capital Corp.
4.450%, 06/01/32 250,000 243,209
Essential Utilities, Inc.
2.704%, 04/15/30 46,000 41,073
Total 284,282
Packaging 0.7%
Amcor Finance USA, Inc.
5.625%, 05/26/33 250,000 255,884
Ball Corp.
2.875%, 08/15/30 588,000 511,505
6.000%, 06/15/29 320,000 325,022
Berry Global, Inc.
5.650%, 01/15/34
(a)
160,000 159,900
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
980,000 1,006,905
Pactiv Evergreen Group Issuer Inc /Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
440,000 420,378
Total 2,679,594
Paper 0.2%
Mercer International, Inc.
5.125%, 02/01/29 407,000 351,325
Smurfit Kappa Treasury ULC
5.438%, 04/03/34
(a)
250,000 251,353
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Suzano Austria GmbH
3.750%, 01/15/31 175,000 156,014
Total 758,692
Pharmaceuticals 0.9%
Amgen, Inc.
5.250%, 03/02/33 1,052,000 1,062,867
Gilead Sciences, Inc.
5.250%, 10/15/33 250,000 255,148
Jazz Securities DAC
4.375%, 01/15/29
(a)
364,000 344,837
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 568,460
5.125%, 04/30/31
(a)
1,190,000 1,085,044
Total 3,316,356
Property & Casualty 1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
780,000 784,527
7.000%, 01/15/31
(a)
450,000 453,313
AON North America, Inc.
5.450%, 03/01/34 300,000 304,863
Assurant, Inc.
2.650%, 01/15/32 40,000 33,561
Brown & Brown, Inc.
2.375%, 03/15/31 24,000 20,374
CNA Financial Corp.
5.125%, 02/15/34 250,000 247,348
Enstar Group Ltd.
3.100%, 09/01/31 341,000 288,475
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32 165,000 167,389
6.000%, 12/07/33 200,000 205,285
Fidelity National Financial, Inc.
2.450%, 03/15/31 217,000 185,317
3.400%, 06/15/30 8,000 7,258
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 69,090
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US
Refinance LLC
7.250%, 02/15/31
(a)
500,000 510,329
HUB International Ltd.
7.250%, 06/15/30
(a)
1,085,000 1,122,824
Markel Group, Inc.
3.350%, 09/17/29 44,000 40,791
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
900,000 919,235
Willis North America, Inc.
4.500%, 09/15/28 121,000 119,149
Total 5,479,128
Railroads 0.1%
Norfolk Southern Corp.
3.000%, 03/15/32 250,000 220,728
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 250,000 201,448
Refining 0.2%
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 523,847
Phillips 66 Co.
3.150%, 12/15/29 120,000 110,516
5.300%, 06/30/33 160,000 160,353

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Valero Energy Corp.
4.350%, 06/01/28 21,000 20,713
Total 815,429
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
1,557,000 1,407,027
McDonald's Corp.
4.950%, 08/14/33 250,000 250,847
Starbucks Corp.
4.800%, 02/15/33 300,000 297,952
Yum! Brands, Inc.
3.625%, 03/15/31 302,000 273,545
4.625%, 01/31/32 535,000 501,857
Total 2,731,228
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 83,479
Retail REIT 0.1%
Brixmor Operating Partnership LP
5.500%, 02/15/34 250,000 250,231
Kimco Realty OP LLC
4.600%, 02/01/33 250,000 241,061
Total 491,292
Retailers 1.4%
AutoZone, Inc.
4.750%, 02/01/33 250,000 243,223
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
494,000 494,872
Dollar General Corp.
5.450%, 07/05/33 410,000 406,072
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
700,000 661,283
Lowe's Cos., Inc.
3.750%, 04/01/32 250,000 231,258
5.000%, 04/15/33 240,000 239,678
O'Reilly Automotive, Inc.
4.700%, 06/15/32 250,000 244,380
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
500,000 475,375
Rakuten Group, Inc.
9.750%, 04/15/29
(a)
660,000 711,530
11.250%, 02/15/27
(a)
750,000 814,955
Tapestry, Inc.
7.850%, 11/27/33 402,000 410,418
Tractor Supply Co.
5.250%, 05/15/33 250,000 251,616
Total 5,184,660
Supermarkets 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
891,000 823,631
4.625%, 01/15/27
(a)
82,000 80,381
Kroger Co. (The)
5.000%, 09/15/34 450,000 442,345
Total 1,346,357
Technology 4.6%
Amdocs Ltd.
2.538%, 06/15/30 92,000 80,348
Amphenol Corp.
2.800%, 02/15/30 212,000 191,903
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Arrow Electronics, Inc.
5.875%, 04/10/34 250,000 253,198
Block, Inc.
3.500%, 06/01/31 929,000 824,561
6.500%, 05/15/32
(a)
200,000 203,630
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
940,000 991,184
Broadcom, Inc.
3.187%, 11/15/36
(a)
450,000 364,755
4.926%, 05/15/37
(a)
200,000 191,775
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 200,000 179,212
CGI, Inc.
2.300%, 09/14/31 45,000 37,621
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
146,000 137,863
4.875%, 07/01/29
(a)
500,000 472,601
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,892,000 1,846,340
8.250%, 06/30/32
(a)
500,000 513,915
Dell International LLC / EMC Corp.
5.300%, 10/01/29 2,000 2,032
5.400%, 04/15/34 250,000 252,866
Entegris , Inc.
5.950%, 06/15/30
(a)
440,000 439,406
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34 250,000 253,934
Fiserv, Inc.
5.625%, 08/21/33 500,000 513,957
Gen Digital, Inc.
6.750%, 09/30/27
(a)
300,000 305,228
Global Payments, Inc.
5.400%, 08/15/32 410,000 412,026
HP, Inc.
5.500%, 01/15/33 360,000 367,859
Imola Merger Corp.
4.750%, 05/15/29
(a)
676,000 657,373
Intel Corp.
5.200%, 02/10/33 500,000 491,126
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 250,752
5.250%, 07/15/30
(a)
792,000 765,942
Kyndryl Holdings, Inc.
3.150%, 10/15/31 292,000 249,785
Leidos , Inc.
2.300%, 02/15/31 60,000 51,130
Micron Technology, Inc.
2.703%, 04/15/32 250,000 211,335
Motorola Solutions, Inc.
4.600%, 05/23/29 64,000 63,409
5.400%, 04/15/34 250,000 253,188
NCR Atleos Corp.
9.500%, 04/01/29
(a)
500,000 550,545
NCR Voyix Corp.
5.125%, 04/15/29
(a)
201,000 191,845
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
1,084,000 1,013,646
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 194,000 178,834
Open Text Corp.
3.875%, 02/15/28
(a)
150,000 141,036

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
521,000 478,265
Oracle Corp.
4.900%, 02/06/33 500,000 493,361
Roper Technologies, Inc.
4.900%, 10/15/34 400,000 390,287
Sensata Technologies BV
4.000%, 04/15/29
(a)
620,000 579,351
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
250,000 256,460
UKG, Inc.
6.875%, 02/01/31
(a)
900,000 922,133
Vontier Corp.
2.950%, 04/01/31 222,000 190,618
Western Union Co. (The)
2.750%, 03/15/31 138,000 117,914
Workday, Inc.
3.800%, 04/01/32 300,000 276,985
Total 17,611,534
Tobacco 0.1%
BAT Capital Corp
6.421%, 08/02/33 440,000 468,203
Transportation Services 0.1%
GXO Logistics, Inc.
2.650%, 07/15/31 230,000 197,257
Wireless 1.0%
American Tower Corp.
1.875%, 10/15/30 250,000 209,992
Rogers Communications, Inc.
3.800%, 03/15/32 250,000 227,902
5.300%, 02/15/34 250,000 247,986
SBA Communications Corp.
3.125%, 02/01/29 848,000 771,649
3.875%, 02/15/27 272,000 263,274
T-Mobile USA, Inc.
5.200%, 01/15/33 600,000 603,269
Vmed O2 UK Financing I PLC
4.250%, 01/31/31
(a)
200,000 172,020
4.750%, 07/15/31
(a)
334,000 289,250
Vodafone Group PLC
4.125%, (US 5 Year CMT T-Note +
2.767%), 06/04/81
(b)
250,000 225,609
Zegona Finance PLC
8.625%, 07/15/29
(a)
650,000 688,560
Total 3,699,511
Wirelines 1.4%
AT&T, Inc.
5.400%, 02/15/34 250,000 253,871
Bell Telephone Co. of Canada or Bell Canada
5.100%, 05/11/33 250,000 247,179
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
1,166,000 1,146,847
Iliad Holding SASU
7.000%, 10/15/28
(a)
897,000 909,500
Level 3 Financing, Inc.
11.000%, 11/15/29
(a)
500,000 564,247
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
1,240,000 1,321,946
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Verizon Communications, Inc.
2.355%, 03/15/32 1,020,000 851,100
Total 5,294,690
Total Corporate Bonds
(Cost $173,822,431) 169,875,847
Foreign Government Obligations
(c),(d)
  29.6%
Principal
Amount ($) Value ($)
Australia 0.9%
Australia Government Bond
Series 163, 1.000%, 11/21/31 AUD 6,587,000 3,445,096
Brazil 1.5%
Brazilian Government International Bond
6.000%, 10/20/33 4,351,000 4,320,759
Petrobras Global Finance BV
6.500%, 07/03/33 1,619,000 1,647,975
Total 5,968,734
Canada 0.9%
Canadian Government Bond
3.000%, 06/01/34 CAD 4,820,000 3,396,548
Chile 0.6%
Corp Nacional del Cobre de Chile
Series REGS, 5.950%, 01/08/34 1,350,000 1,365,510
Series REGS, 6.440%, 01/26/36 750,000 779,508
Total 2,145,018
Colombia 1.9%
Colombia Government International Bond
3.125%, 04/15/31 300,000 239,286
7.500%, 02/02/34 3,132,000 3,106,013
Ecopetrol SA
6.875%, 04/29/30 500,000 487,133
8.875%, 01/13/33 3,086,000 3,167,905
Total 7,000,337
Costa Rica 0.6%
Costa Rica Government International Bond
Series REGS, 6.550%, 04/03/34 2,000,000 2,076,479
Dominican Republic 0.9%
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 3,922,000 3,582,143
France 0.9%
French Republic Government Bond OAT
Series OAT, 1.250%, 05/25/34
(a)
EUR 1,300,000 1,200,330
Series OAT, 3.056%, 11/25/31
(a)
EUR 91,000 80,871
Series OAT, 1.500%, 05/25/31
(a)
EUR 2,055,000 2,055,441
Total 3,336,642
Germany 0.9%
Bundesrepublik Deutschland Bundesanleihe
2.300%, 02/15/33 EUR 3,143,000 3,408,728
Guatemala 0.3%
Guatemala Government Bond
Series REGS, 6.600%, 06/13/36 1,250,000 1,266,524
Hungary 0.9%
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 2,402,000 1,921,946
Series REGS, 5.500%, 03/26/36 1,500,000 1,445,198
Total 3,367,144
India 0.3%
Export-Import Bank of India
Series REGS, 2.250%, 01/13/31 1,500,000 1,279,150
Indonesia 1.5%

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 11
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Indonesia Government International Bond
Series REGS, 7.750%, 01/17/38 2,260,000 2,806,121
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,397,000 1,190,057
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 2,000,000 1,973,891
Total 5,970,069
Italy 0.9%
Italy Buoni Poliennali Del Tesoro
Series 31Y, 5.000%, 08/01/34
(a)
EUR 2,888,000 3,514,483
Ivory Coast 0.6%
Ivory Coast Government International Bond
8.250%, 01/30/37 1,300,000 1,293,812
Series REGS, 6.125%, 06/15/33 1,000,000 904,922
Total 2,198,734
Japan 0.9%
Japan Government Ten Year Bond
Series 360, 0.100%, 09/20/30 JPY 31,000,000 197,662
Series 368, 0.200%, 09/20/32 JPY 249,500,000 1,573,653
Series 366, 0.200%, 03/20/32 JPY 88,000,000 558,220
Series 371, 0.400%, 06/20/33 JPY 185,000,000 1,175,145
Total 3,504,680
Kazakhstan 0.4%
KazMunayGas National Co. JSC
Series REGS, 3.500%, 04/14/33 800,000 676,842
Series REGS, 5.375%, 04/24/30 830,000 820,309
Total 1,497,151
Mexico 1.6%
Mexico Government International Bond
2.659%, 05/24/31 791,000 656,937
6.000%, 05/07/36 5,408,000 5,252,010
Total 5,908,947
Morocco 0.8%
Morocco Government International Bond
6.022%, 09/08/33 1,500,000 1,573,804
OCP SA
Series REGS, 6.750%, 05/02/34 1,500,000 1,564,208
Total 3,138,012
New Zealand 0.9%
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 792,000 452,449
Series 0531, 1.500%, 05/15/31 NZD 1,402,000 705,235
Series 0433, 3.500%, 04/14/33 NZD 4,125,000 2,295,944
Total 3,453,628
Norway 0.9%
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 6,180,000 491,181
Series 486, 3.000%, 08/15/33
(a)
NOK 25,650,000 2,184,376
Series 484, 2.125%, 05/18/32
(a)
NOK 9,350,000 755,938
Total 3,431,495
Oman 0.6%
Oman Government International Bond
Series REGS, 6.250%, 01/25/31 2,100,000 2,185,363
Series REGS, 7.375%, 10/28/32 200,000 223,561
Total 2,408,924
Panama 0.8%
Panama Government International Bond
6.700%, 01/26/36 1,081,000 1,062,190
2.252%, 09/29/32 1,650,000 1,209,056
6.400%, 02/14/35 800,000 766,271
Total 3,037,517
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Paraguay 0.3%
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 348,000 338,344
Series REGS, 2.739%, 01/29/33 1,000,000 828,967
Total 1,167,311
Peru 1.0%
Peruvian Government International Bond
2.783%, 01/23/31 1,526,000 1,323,656
3.000%, 01/15/34 2,884,000 2,372,813
Total 3,696,469
Philippines 0.9%
Philippine Government International Bond
9.500%, 02/02/30 2,392,000 2,914,514
6.375%, 10/23/34 390,000 430,777
Total 3,345,291
Romania 0.7%
Romanian Government International Bond
Series REGS, 6.375%, 01/30/34 2,000,000 1,995,522
6.548%, 01/17/33 770,000 814,639
Total 2,810,161
Serbia 0.5%
Serbia International Bond
Series REGS, 6.000%, 06/12/34 250,000 250,834
Series REGS, 6.500%, 09/26/33 1,500,000 1,568,787
Total 1,819,621
South Africa 0.6%
Republic of South Africa Government
International Bond
5.875%, 06/22/30 924,000 903,206
4.850%, 09/30/29 1,303,000 1,228,286
Total 2,131,492
Sweden 0.9%
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 20,000 1,895
Series 1062, 0.125%, 05/12/31 SEK 24,040,000 1,990,363
Series 1065, 1.750%, 11/11/33 SEK 16,000,000 1,452,906
Series 1061, 0.750%, 11/12/29 SEK 60,000 5,288
Total 3,450,452
Switzerland 0.9%
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,338,000 3,402,165
0.138%, 06/22/29 CHF 56,000 63,757
Total 3,465,922
United Arab Emirates 1.4%
DP World PLC
Series REGS, 6.850%, 07/02/37 2,550,000 2,806,708
Finance Department Government of Sharjah
Series REGS, 6.125%, 03/06/36 1,500,000 1,505,999
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,400,000 1,274,997
Total 5,587,704
United Kingdom 0.9%
United Kingdom Gilt
4.250%, 06/07/32 GBP 2,595,000 3,331,518
Uruguay 1.0%
Uruguay Government International Bond
5.750%, 10/28/34 1,640,000 1,725,819
4.375%, 01/23/31 2,079,000 2,043,318
Total 3,769,137
Total Foreign Government Obligations
(Cost $116,670,343) 112,911,261

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETF | 2024
Residential Mortgage-Backed Securities - Agency   15.0%
Issue
Description
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 12.1%
2.000%, 11/15/54
(e)
440,000 348,693
3.500%, 11/15/54
(e)
1,729,000 1,545,634
4.000%, 11/15/54
(e)
4,395,000 4,060,239
4.500%, 11/15/54
(e)
5,860,000 5,562,928
5.000%, 11/15/54
(e)
8,070,000 7,841,060
5.500%, 11/15/54
(e)
10,425,000 10,325,952
6.000%, 11/15/54
(e)
10,190,000 10,254,959
6.500%, 11/15/54
(e)
6,075,000 6,200,185
Total 46,139,650
Federal Home Loan Mortgage Corporation 2.3%
2.500%, 08/01/50 4,822,760 4,034,415
3.000%, 01/01/50 219,052 192,193
3.000%, 02/01/50 223,826 195,586
3.000%, 08/01/50 3,217,786 2,816,908
3.500%, 08/01/47 405,045 367,774
3.500%, 08/01/49 115,853 105,050
3.500%, 09/01/49 139,720 126,692
3.500%, 10/01/49 155,974 141,290
3.500%, 11/01/49 151,910 137,991
3.500%, 02/01/50 170,886 154,755
4.000%, 08/01/49 119,425 111,850
4.000%, 09/01/49 153,815 144,059
Total 8,528,563
Federal National Mortgage Association 0.6%
3.000%, 12/01/49 205,894 180,033
3.000%, 01/01/50 265,664 233,119
3.000%, 01/01/50 213,815 187,615
3.000%, 02/01/50 211,194 185,321
3.000%, 03/01/50 221,111 193,692
3.500%, 04/01/49 41,347 37,492
3.500%, 08/01/49 119,759 108,592
3.500%, 09/01/49 225,426 204,406
3.500%, 09/01/49 135,001 122,413
3.500%, 10/01/49 142,656 129,354
3.500%, 12/01/49 162,115 146,997
3.500%, 02/01/50 163,606 147,951
4.000%, 09/01/47 175,225 164,108
4.000%, 03/01/48 320,440 300,701
4.000%, 05/01/49 34,667 32,468
Total 2,374,262
Total Residential Mortgage-Backed
Securities - Agency
(Cost $59,835,045) 57,042,475
Treasury Bills   10.4%
Principal
Amount ($) Value ($)
United States 10.4%
U.S. Treasury Bill
4.581%, 12/26/24 10,000,000 9,930,264
5.067%, 11/29/24 10,000,000 9,964,260
5.069%, 12/05/24 10,000,000 9,956,574
5.201%, 11/14/24 10,000,000 9,983,263
Total 39,834,361
Total Treasury Bills
(Cost $39,827,701) 39,834,361
U.S. Treasury Obligations   9.9%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 7.0%
2.750%, 08/15/42 6,326,000 4,921,430
U.S. Treasury Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.000%, 05/15/42 3,960,000 3,214,406
3.250%, 05/15/42 6,810,000 5,731,041
4.125%, 08/15/44 50,000 46,945
4.125%, 08/15/53 2,786,000 2,617,969
4.250%, 02/15/54 1,947,000 1,871,858
4.250%, 08/15/54 840,000 808,238
4.375%, 08/15/43 1,610,000 1,570,253
4.500%, 02/15/44 2,000,000 1,978,750
4.625%, 05/15/54 476,000 487,082
4.750%, 11/15/43 1,000,000 1,023,594
4.750%, 11/15/53 2,327,000 2,426,261
Total 26,697,827
U.S. Treasury Note 2.9%
3.500%, 02/15/33 3,163,000 2,996,448
3.875%, 08/15/33 2,017,000 1,959,011
3.875%, 08/15/34 845,000 817,538
4.000%, 02/15/34 1,919,000 1,877,922
4.375%, 05/15/34 914,000 920,712
4.500%, 11/15/33 2,453,000 2,494,394
Total 11,066,025
Total U.S. Treasury Obligations
(Cost $38,771,227) 37,763,852
Money Market Funds 2.1%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.660%
(f)
7,966,586 7,966,586
Total Money Market Funds
(Cost $7,966,586) 7,966,586
Total Investments in Securities
(Cost $436,893,333) 425,394,382
Other Assets & Liabilities, Net (43,907,534)
Net Assets 381,486,848

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 13
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $115,833,270, which represents 30.36% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of October 31, 2024.
(c) Principal amounts are shown in United States Dollars unless otherwise noted.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, If any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETF | 2024
Fair Value Measurements (continued)
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 169,875,847 – 169,875,847
Foreign Government Obligations – 112,911,261 – 112,911,261
Residential Mortgage-Backed Securities - Agency – 57,042,475 – 57,042,475
Treasury Bills – 39,834,361 – 39,834,361
U.S. Treasury Obligations – 37,763,852 – 37,763,852
Money Market Funds 7,966,586 – – 7,966,586
Total Investments in Securities 7,966,586 417,427,796 – 425,394,382
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 15
Assets
Investments in securities, at value
Unaffiliated issuers (cost $436,893,333) $425,394,382
Cash 291,000
Receivable for:
Interest 4,278,455
Investments sold 999,247
Investments sold on a delayed delivery basis 795,469
Reclaims receivable 107,148
Dividends 34,982
Total assets 431,900,683
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 47,651,877
Investments purchased 2,667,411
Investment management fees 92,651
Due to custodian 1,896
Total liabilities 50,413,835
Net assets applicable to outstanding capital stock $381,486,848
Represented by:
Paid-in capital $491,211,389
Total distributable earnings (loss) (109,724,541)
Total - representing net assets applicable to outstanding capital stock $381,486,848
Shares outstanding 21,300,000
Net asset value per share $17.91

STATEMENT OF OPERATIONS
Year Ended October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETF | 2024
3
Investment Income:
Interest $17,811,216
Dividends - unaffiliated issuers 759,479
Total income 18,570,695
Expenses:
Investment management fees 1,074,521
Total expenses 1,074,521
Net Investment Income 17,496,174
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (8,267,974)
In-kind transactions - unaffiliated issuers (5,231,191)
Foreign currency translations 3,216
Net realized loss (13,495,949)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 41,370,791
Foreign currency translations 1,886
Net change in unrealized appreciation 41,372,677
Net realized and unrealized gain 27,876,728
Net Increase in net assets resulting from operations $45,372,902

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 17
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income $17,496,174 $17,877,740
Net realized loss (13,495,949) (59,840,656)
Net change in unrealized appreciation 41,372,677 62,490,478
Net increase in net assets resulting from operations 45,372,902 20,527,562
Distributions to shareholders
Net investment income and net realized gains (17,268,686) (18,320,604)
Shareholder transactions
Proceeds from shares sold 96,035,165 83,563,108
Cost of shares redeemed (89,972,643) (310,480,813)
Net increase (decrease) in net assets resulting from shareholder transactions 6,062,522 (226,917,705)
Increase (decrease) in net assets 34,166,738 (224,710,747)
Net Assets:
Net assets beginning of year 347,320,110 572,030,857
Net assets at end of year $381,486,848 $347,320,110
Capital stock activity
Shares outstanding, beginning of year 21,050,000 34,050,000
Shares sold 5,400,000 4,750,000
Shares redeemed (5,150,000) (17,750,000)
Shares outstanding, end of year 21,300,000 21,050,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETF | 2024
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of year $16.50 $16.80 $21.29 $21.36 $20.78
Income (loss) from investment operations:
Net investment income 0.81 0.68 0.54 0.50 0.60
Net realized and unrealized gain (loss) 1.40 (0.30)
(a)
(4.48) (0.04) 0.57
Total from investment operations 2.21 0.38 (3.94) 0.46 1.17
Less distributions to shareholders:
Net investment income (0.80) (0.68) (0.55) (0.53) (0.59)
Total distribution to shareholders (0.80) (0.68) (0.55) (0.53) (0.59)
Net asset value, end of year $17.91 $16.50 $16.80 $21.29 $21.36
Total Return at NAV 13.54% 2.10% (18.80)% 2.16% 5.71%
Total Return at Market Price 13.45% 2.22% (18.87)% 1.97% 5.69%
Ratios to average net assets:
Total gross expenses
(b)
0.28% 0.28%
(c)
0.28%
(c)
0.28% 0.28%
Total net expenses
(b)(d)
0.28% 0.28%
(c)
0.28%
(c)
0.28% 0.28%
Net investment income 4.56% 3.86% 2.78% 2.34% 2.87%
Supplemental data
Net assets, end of
year
(in thousands) $381,487 $347,320 $572,031 $1,215,511 $536,060
Portfolio turnover 187% 184% 198% 171% 156%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2024
Indexed ETF | 2024 19
Note 1. Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
20 Indexed ETF | 2024
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETF | 2024 21
of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
22 Indexed ETF | 2024
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETF | 2024 23
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, capital loss carryforwards, principal and/or interest of fixed income securities, reversal of capital gains (losses) on a redemption-in-kind and foreign currency transactions. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
At October 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($) Paid-in capital ($)
(58,226) 6,001,483 (5,943,257)
Year Ended October 31, 2024 Year Ended October 31, 2023
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
17,268,686 - 17,268,686 18,320,604 - 18,320,604
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
depreciation ($)
550,881 - (98,405,854) (11,869,568)
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
depreciation ($)
437,263,950 4,085,355 (15,954,923) (11,869,568)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
24 Indexed ETF | 2024
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.In addition, for the year ended October
31, 2024, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $720,767,792 and $712,295,564, respectively, for the year ended October 31, 2024, of which
$14,603,227 and $14,151,245, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2024, the cost basis of securities contributed was $75,690,671.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2024, the in-kind redemption cost basis was $83,323,038, the proceeds from sales were
$78,091,847 and the net realized loss was $5,231,191.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2024.
No expiration
short-term ($)
No expiration long-term
($) Total ($) Utilized ($)
52,765,467 45,640,387 98,405,854 (1,898,134)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETF | 2024 25
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
26 Indexed ETF | 2024
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Indexed ETF | 2024 27
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Diversified Fixed Income Allocation ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Diversified Fixed Income Allocation ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
28 Indexed ETF | 2024
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Diversified Fixed Income Allocation ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June
2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Indexed ETF | 2024 29
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
30 Indexed ETF | 2024
for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN290_10_P01_(12/24)
CET002279
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Indexed ETF
Annual Financial Statements and Additional
Information
October 31, 2024
Columbia Multi-Sector Municipal Income ETF

Indexed ETF | 2024

Portfolio of Investments 3
Statement of Assets and Liabilities 15
Statement of Operations 16
Statement of Changes in Net Assets 17
Financial Highlights 18
Notes to Financial Statements 19
Report of Independent Registered Public Accounting Firm 26
Federal Income Tax Information 27
Approval of Investment Management Services Agreement 28

PORTFOLIO OF INVESTMENTS
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 3
Municipal Bonds   98.6%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.5%
Health Care Authority of The City of
Huntsville (The), Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 393,034
5.000%, 06/01/38 525,000 553,953
Hoover Industrial Development Board
Revenue Bonds
5.750%, 10/01/49 500,000 522,376
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 240,164
4.000%, 09/01/36 525,000 520,806
Total Alabama 2,230,333
Alaska 0.2%
Alaska Housing Finance Corp.
Revenue Bonds
5.000%, 12/01/26 910,000 947,241
Arizona 1.6%
Arizona Industrial Development Authority
Revenue Bonds
6.000%, 07/01/47
(a)
330,000 337,161
City of Phoenix Civic Improvement Corp.
Series D
Revenue Bonds
5.000%, 07/01/36 1,500,000 1,565,086
Maricopa County Industrial Development
Authority
Revenue Bonds
4.000% 01/01/38, Series A 1,720,000 1,725,299
5.000% 12/01/45, Series D 725,000 779,961
4.000% 10/15/47
(a)
1,000,000 885,485
Maricopa County Special Health Care
District
Series D
5.000%, 07/01/32 875,000 965,855
Sierra Vista Industrial Development
Authority
Revenue Bonds
5.000%, 06/15/44
(a)
325,000 326,878
Total Arizona 6,585,725
Colorado 5.5%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 100,038
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/27 160,000 168,064
5.000%, 11/15/29 325,000 339,255
5.000%, 12/01/29 555,000 586,307
5.000%, 11/15/30 2,700,000 2,890,985
5.000%, 12/01/30 150,000 161,207
5.000%, 11/15/32 950,000 1,025,469
5.000%, 11/15/37 1,000,000 1,073,871
City of Colorado Springs Co. Utilities
System Revenue
Series A-1
Revenue Bonds
5.000%, 11/15/30 850,000 899,158
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Colorado Health Facilities Authority
Revenue Bonds
5.000% 12/01/34, Series A 1,000,000 1,121,968
5.000% 08/01/35, Series A-1 500,000 526,416
5.000% 08/01/35, Series A-2 200,000 209,776
4.000% 08/01/37, Series A 370,000 366,016
4.000% 08/01/38, Series A-1 500,000 495,116
4.000% 11/15/38 830,000 834,068
4.000% 11/01/39, Series A 280,000 276,531
5.000% 11/01/39, Series A 180,000 189,647
5.000% 11/15/41, Series A 250,000 269,489
4.000% 11/15/43, Series A 790,000 774,520
4.000% 08/01/44, Series A-1 1,190,000 1,135,955
5.000% 08/01/44, Series A-2 1,200,000 1,236,277
5.000% 11/01/44, Series A 700,000 726,129
4.000% 11/15/46, Series A 715,000 679,317
4.000% 08/01/49, Series A 500,000 458,123
5.000% 11/15/57, Series A-2
(Mandatory Put 11/15/33) 1,000,000 1,112,782
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 227,157
Denver City & County School District No 1
4.000%, 12/01/31 500,000 503,308
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 96,308
State of Colorado, Series A
Revenue Bonds
5.000%, 12/15/29 1,000,000 1,079,435
5.000%, 12/15/31 435,000 482,137
5.000%, 12/15/33 1,000,000 1,098,067
4.000%, 12/15/36 500,000 511,730
3.000%, 12/15/37 250,000 231,670
4.000%, 12/15/38 515,000 520,306
Total Colorado 22,406,602
Connecticut 4.2%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 175,000 165,653
4.200% 11/15/39, Series F-1
(c)
1,000,000 1,001,832
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 1,930,000 2,032,999
5.000% 07/01/35, Series A 265,000 281,725
3.000% 07/01/39, Series A 345,000 288,253
5.000% 12/01/45 775,000 781,742
5.000% 09/01/46, Series A
(a)
500,000 489,623
State of Connecticut
5.000% 11/15/26, Series F 315,000 328,390
5.000% 09/15/28, Series D 1,000,000 1,080,327
5.000% 03/15/32, Series A 1,000,000 1,022,710
5.000% 11/15/32, Series E 670,000 759,663
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 10/01/31, Series B 510,000 546,134
5.000% 05/01/33, Series A 465,000 512,730
5.000% 05/01/35, Series A 950,000 1,038,678

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETF | 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 05/01/36, Series A 745,000 758,738
4.000% 09/01/36, Series A 750,000 738,908
5.000% 11/01/36, Series D 750,000 821,134
4.000% 05/01/37, Series A 1,500,000 1,521,667
5.000% 10/01/37, Series B 1,000,000 1,055,909
4.000% 05/01/38, Series A 1,000,000 1,013,241
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 677,034
Total Connecticut 16,917,090
Delaware 0.6%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 594,079
5.000%, 10/01/40 715,000 757,121
5.000%, 10/01/45 1,205,000 1,259,873
Total Delaware 2,611,073
District of Columbia 1.6%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 487,621
4.000% 07/15/40 130,000 128,465
District of Columbia
5.000% 10/15/32, Series A 200,000 216,816
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 750,000 804,909
5.000% 10/01/30 200,000 208,051
5.000% 10/01/30, Series A 750,000 807,710
5.000% 10/01/32, Series A 350,000 377,613
5.250% 10/01/45, Series A 1,000,000 1,075,054
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(b)
130,000 106,509
0.000% 10/01/37, Series A
(b)
2,500,000 1,342,097
Washington Metropolitan Area Transit
Authority
Revenue Bonds
5.000%, 07/01/32 1,000,000 1,045,797
Total District of Columbia 6,600,642
Florida 5.5%
Alachua County Health Facilities Authority,
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 157,893
5.000%, 12/01/37 285,000 297,438
Brevard County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 04/01/42 1,500,000 1,599,020
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(a)
150,000 150,671
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/34, Series D 645,000 707,150
4.000% 07/01/35, Series B 390,000 396,987
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/31 395,000 414,606
5.000%, 10/01/32 385,000 403,839
City Of South Miami Health Facilities
Authority, Inc.
Revenue Bonds
5.000%, 08/15/47 1,000,000 1,020,032
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 173,004
4.000%, 07/01/39 500,000 492,967
County of Miami-Dade Fl Aviation Revenue,
Series A
Revenue Bonds
5.000%, 10/01/34 1,000,000 1,077,631
5.000%, 10/01/36 2,000,000 2,137,204
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 1,986,691
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 534,454
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 203,124
4.000% 06/01/36, Series A
(a)
400,000 360,796
4.000% 06/01/41, Series A
(a)
200,000 168,269
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/27 255,000 267,171
4.000%, 10/01/37 1,400,000 1,378,440
5.000%, 10/01/38 400,000 419,446
JEA Electric System Revenue, Series B
Revenue Bonds
4.000%, 10/01/36 1,000,000 1,000,382
4.000%, 10/01/37 1,015,000 1,013,550
Martin County Health Facilities Authority
Series A
Revenue Bonds
4.000%, 01/01/46 500,000 473,353
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 937,431
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 200,000 203,331

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Polk County School District
Revenue Bonds
5.000%, 10/01/33 435,000 472,091
School District of Broward County
Revenue Bonds
5.000% 07/01/34, Series A 250,000 271,415
5.000% 07/01/35, Series B 1,000,000 1,105,999
South Broward Hospital District
Revenue Bonds
3.500% 05/01/39, Series A 370,000 340,133
4.000% 05/01/48 1,000,000 927,784
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 153,266
5.000%, 10/01/34 1,000,000 1,019,389
Total Florida 22,264,957
Georgia 2.6%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 478,651
City of Atlanta GA Airport Passenger
Facility Charge
Series D
Revenue Bonds
4.000%, 07/01/37 1,000,000 969,576
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/28 1,000,000 1,110,650
5.750%, 11/01/29 785,000 889,882
Columbia County Hospital Authority
Revenue Bonds
5.000%, 04/01/48 875,000 926,786
Gainesville & Hall County Hospital
Authority
Revenue Bonds
4.000%, 02/15/45 400,000 383,057
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,094,092
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 996,640
State of Georgia
5.000% 07/01/30, Series C 1,850,000 1,948,423
5.000% 07/01/32, Series A-1 545,000 618,565
5.000% 07/01/33, Series A 1,000,000 1,148,052
Total Georgia 10,564,374
Hawaii 0.3%
State of Hawaii
5.000% 10/01/27, Series FH 325,000 337,178
5.000% 01/01/31 875,000 928,588
Total Hawaii 1,265,766
Illinois 8.3%
Chicago Board of Education
0.000% 12/01/29, Series A
(b)
185,000 149,677
5.000% 12/01/30, Series A 150,000 155,154
0.000% 12/01/31, Series B-1
(b)
220,000 163,303
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 12/01/34, Series A 1,350,000 1,398,899
5.000% 12/01/35, Series A 250,000 256,177
4.000% 12/01/36, Series B 1,200,000 1,115,624
5.000% 12/01/36, Series A 300,000 306,680
5.000% 12/01/37, Series A 600,000 611,568
5.000% 12/01/38, Series A 1,800,000 1,829,261
5.250% 12/01/39, Series C 875,000 875,037
4.000% 12/01/41, Series B 1,000,000 899,178
5.000% 12/01/41, Series A 250,000 251,527
5.000% 12/01/42, Series A 200,000 196,268
4.000% 12/01/43, Series A 1,500,000 1,322,951
5.000% 12/01/46, Series H 1,000,000 976,425
5.000% 12/01/47, Series A 2,000,000 1,977,596
Chicago O'Hare International Airport,
Series A
Revenue Bonds
5.000%, 01/01/34 500,000 500,810
4.000%, 01/01/36 195,000 195,962
City of Chicago
0.000% 01/01/31, Series C
(b)
320,000 244,891
4.000% 01/01/34, Series B 188,000 186,914
City of Chicago IL Wastewater
Transmission Revenue
Series B
Revenue Bonds
5.000%, 01/01/30 300,000 327,444
City of Chicago IL Waterworks Revenue
Revenue Bonds
5.000% 11/01/30 1,315,000 1,350,175
5.000% 11/01/32, Series B 500,000 555,225
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 470,000 486,697
Illinois Finance Authority
Revenue Bonds
5.000% 01/01/27 650,000 663,781
5.000% 07/01/30 710,000 790,005
4.000% 08/15/37, Series A 900,000 902,799
4.125% 08/15/37, Series C 840,000 793,235
3.000% 10/01/37, Series A 625,000 566,564
4.125% 11/15/37, Series A 235,000 228,674
3.000% 07/15/40, Series A 400,000 349,869
4.000% 08/15/41, Series A 600,000 591,365
5.500% 08/01/43, Series A
(a)
500,000 534,748
4.125% 05/15/47, Series A 1,000,000 917,426
Illinois Municipal Electric Agency
Series A
Revenue Bonds
4.000%, 02/01/35 1,000,000 993,452
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 942,778
5.000% 01/01/31, Series C 150,000 163,599
4.000% 12/01/31, Series A 320,000 321,728
5.000% 01/01/36, Series A 705,000 793,405
5.000% 01/01/37, Series A 1,000,000 1,125,147
5.000% 01/01/38, Series A 1,000,000 1,120,943
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/29
(b)
535,000 459,480
0.000% 12/15/29, Series A
(b)
160,000 135,001

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETF | 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
0.000% 06/15/30
(b)
370,000 300,966
0.000% 06/15/30, Series A
(b)
415,000 343,785
0.000% 12/15/32, Series A
(b)
850,000 626,273
0.000% 06/15/36, Series A
(b)
1,540,000 977,892
0.000% 12/15/36, Series A
(b)
1,750,000 1,083,315
0.000% 12/15/41, Series B
(b)
280,000 137,050
5.000% 06/15/42, Series B 1,000,000 1,055,906
State of Illinois
Series A
4.000%, 03/01/39 200,000 196,306
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 241,098
Total Illinois 33,690,033
Indiana 0.1%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 130,069
Indiana Finance Authority
Series A
Revenue Bonds
3.000%, 11/01/30 150,000 143,932
Total Indiana 274,001
Iowa 0.5%
Iowa Finance Authority
Revenue Bonds
2.250% 01/01/32, Series D 150,000 132,753
5.000% 08/01/34, Series A 650,000 748,212
5.000% 05/15/43, Series A 160,000 160,454
4.000% 08/15/46, Series E 1,000,000 935,923
Total Iowa 1,977,342
Kansas 0.2%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 658,225
Kentucky 0.6%
Kentucky State Property & Building
Commission
Revenue Bonds
5.000%, 05/01/36 1,000,000 1,045,008
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 296,557
4.000%, 10/01/35 1,000,000 985,164
Total Kentucky 2,326,729
Louisiana 1.0%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 657,358
Louisiana Public Facilities Authority
Revenue Bonds
5.500%, 09/01/54 1,000,000 1,070,483
State of Louisiana, Series E
5.000%, 09/01/30 1,000,000 1,113,104
5.000%, 09/01/33 1,000,000 1,145,340
Total Louisiana 3,986,285
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maine 0.3%
Maine Governmental Facilities Authority
Series A
Revenue Bonds
4.000%, 10/01/37 660,000 667,316
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 790,000 744,036
Total Maine 1,411,352
Maryland 1.3%
County of Howard
Series B
5.000%, 02/15/28 225,000 235,195
County of Montgomery, Series A
4.000%, 08/01/27 250,000 258,527
5.000%, 08/01/30 300,000 335,432
Maryland Community Development
Administration
Series C
Revenue Bonds
2.200%, 09/01/36 350,000 277,828
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/42 650,000 615,935
5.500% 01/01/46, Series A 750,000 760,933
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 565,000 594,877
State of Maryland
5.000% 03/01/31, Series A 415,000 466,610
5.000% 03/15/31, Series 2 640,000 709,257
5.000% 08/01/31, Series 2 465,000 509,205
5.000% 03/15/32, Series 2 265,000 287,713
5.000% 03/01/33, Series A 250,000 278,520
Total Maryland 5,330,032
Massachusetts 2.0%
Commonwealth of Massachusetts
5.000% 09/01/27, Series A 1,000,000 1,063,315
5.000% 05/01/31, Series A 510,000 573,079
4.000% 11/01/32, Series E 1,000,000 1,018,335
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 07/01/36, Series I 150,000 152,851
5.000% 07/01/36, Series K 150,000 158,323
5.000% 10/01/38 400,000 406,643
4.000% 07/01/40 200,000 167,196
5.000% 07/01/41, Series I 350,000 353,439
5.000% 07/01/43, Series J2 850,000 874,345
5.000% 07/01/44 530,000 536,722
5.000% 07/01/46 1,000,000 1,004,858
Massachusetts Housing Finance Agency
Revenue Bonds
0.800% 12/01/25, Series B-2 500,000 482,263
0.900% 06/01/26, Series B-2 475,000 452,311
3.000% 06/01/26, Series A-3 265,000 264,259

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 263,637
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 494,355
Total Massachusetts 8,265,931
Michigan 3.1%
Advanced Technology Academy
Revenue Bonds
5.000%, 11/01/44 500,000 493,241
City of Detroit
5.000% 04/01/35 400,000 412,978
5.000% 04/01/46, Series A 725,000 745,859
Great Lakes Water Authority Water Supply
System Revenue, Series C
Revenue Bonds
5.000%, 07/01/31 1,565,000 1,608,009
5.250%, 07/01/33 1,075,000 1,107,452
Michigan Finance Authority
Revenue Bonds
4.000% 10/01/30, Series B 1,000,000 1,014,592
5.000% 07/01/33, Series C 1,000,000 1,007,751
3.125% 12/01/35, Series A 100,000 92,716
5.000% 11/15/41 450,000 458,336
3.250% 11/15/42 150,000 119,938
4.000% 02/15/44, Series A 1,000,000 945,226
5.000% 11/01/44, Series A 1,400,000 1,407,655
Michigan State Housing Development
Authority
Series B
Revenue Bonds
4.500%, 12/01/38 1,000,000 1,016,439
State of Michigan Trunk Line Revenue
Revenue Bonds
5.000%, 11/15/46 2,000,000 2,169,557
Total Michigan 12,599,749
Minnesota 0.6%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 219,350
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 201,133
City of Minneapolis
Series A
Revenue Bonds
5.000%, 11/15/33 200,000 205,450
Minnesota Public Facilities Authority State
Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/33 665,000 760,222
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Stillwater Independent School District No
834
Series A
4.000%, 02/01/43 1,000,000 1,004,402
Total Minnesota 2,390,557
Mississippi 0.0%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 169,696
Missouri 1.7%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 05/15/42, Series A 950,000 918,898
4.000% 11/15/42 500,000 496,868
4.000% 07/01/46, Series A 1,600,000 1,546,934
Kansas City Industrial Development
Authority
Revenue Bonds
4.000%, 03/01/36 1,000,000 964,026
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 149,819
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 938,500
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 770,000 776,618
4.000%, 12/01/32 200,000 200,045
Missouri State Environmental
Improvement & Energy Resources
Authority
Revenue Bonds
2.750%, 09/01/33 1,000,000 918,611
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 101,200
Total Missouri 7,011,519
Nebraska 0.4%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35, Series A 740,000 608,543
4.100% 09/01/38, Series C 1,000,000 978,649
Total Nebraska 1,587,192
Nevada 0.2%
State of Nevada Department of Business
& Industry
Series A
Revenue Bonds
5.000%, 12/15/38
(a)
1,000,000 1,003,491
New Jersey 9.3%
Cherry Hill Township School District
3.000%, 08/01/26 920,000 925,762

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETF | 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.000%, 08/01/27 700,000 708,367
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 127,847
5.000% 06/15/30, Series B 210,000 224,031
3.125% 07/01/31, Series A 145,000 140,288
5.000% 06/15/32, Series EEE 175,000 185,895
5.000% 11/01/33 1,565,000 1,676,024
4.000% 06/15/34, Series QQQ 350,000 355,297
4.000% 07/01/34, Series A 1,065,000 1,026,715
5.000% 11/01/35 400,000 425,870
5.000% 11/01/36, Series A 675,000 739,124
4.000% 06/15/37, Series QQQ 700,000 703,866
5.000% 06/15/37 1,000,000 1,062,579
4.000% 06/15/44 1,000,000 960,516
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 226,822
4.000% 07/01/35 370,000 373,421
5.000% 10/01/36 1,325,000 1,375,204
5.000% 10/01/37 1,105,000 1,145,514
4.000% 07/01/44 435,000 416,971
4.000% 07/01/45, Series A 1,000,000 980,361
New Jersey Housing & Mortgage Finance
Agency
Series I
Revenue Bonds
4.250%, 10/01/37 495,000 497,831
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/27, Series A
(b)
300,000 270,007
5.000% 06/15/29, Series BB-1 245,000 261,760
0.000% 12/15/29, Series A
(b)
850,000 710,099
5.000% 06/15/30, Series A 835,000 854,918
0.000% 12/15/30, Series C
(b)
220,000 177,874
5.000% 06/15/31, Series A 470,000 517,261
5.000% 06/15/31, Series BB 115,000 124,468
0.000% 12/15/32, Series A
(b)
1,540,000 1,141,294
0.000% 12/15/32, Series C
(b)
2,205,000 1,653,067
5.000% 12/15/32, Series A 2,215,000 2,343,202
5.000% 06/15/33, Series A 1,000,000 1,091,333
0.000% 12/15/33, Series C
(b)
705,000 512,604
5.000% 06/15/34, Series 2014 250,000 271,837
0.000% 12/15/34, Series A
(b)
945,000 644,135
0.000% 12/15/34, Series C
(b)
250,000 174,634
5.000% 12/15/34, Series A 1,075,000 1,132,300
4.000% 06/15/35, Series AA 400,000 404,682
5.000% 06/15/35, Series AA 2,000,000 2,203,271
0.000% 12/15/35, Series A
(b)
165,000 107,932
4.000% 06/15/36, Series A 850,000 858,923
4.000% 06/15/36, Series AA 1,510,000 1,522,080
5.000% 06/15/36, Series AA 945,000 1,032,062
4.000% 06/15/37, Series BB 250,000 249,202
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 535,000 567,088
5.000% 01/01/32, Series B 255,000 269,887
5.000% 01/01/32, Series E 1,000,000 1,058,334
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 01/01/33, Series G 225,000 227,819
5.000% 01/01/33, Series B 750,000 792,138
5.000% 01/01/36, Series G 2,205,000 2,304,640
Total New Jersey 37,757,156
New Mexico 0.3%
City of Santa Fe
Revenue Bonds
5.000%, 05/15/44 650,000 655,258
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 408,241
Total New Mexico 1,063,499
New York 17.4%
Brooklyn Arena Local Development Corp.,
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 130,426
5.000%, 07/15/42 1,000,000 1,011,159
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 156,306
City of New York
5.000% 08/01/28, Series 2008
J-5 820,000 883,855
5.000% 08/01/28, Series A-1 455,000 490,235
5.000% 08/01/28, Series C 420,000 438,028
5.000% 08/01/30, Series 1 605,000 635,552
5.000% 04/01/31 1,065,000 1,152,278
5.000% 08/01/32, Series C-1 1,130,000 1,241,495
Dutchess County Local Development Corp.
Revenue Bonds
3.000% 07/01/36, Series B 320,000 275,449
5.000% 07/01/45, Series A 500,000 508,204
Long Island Power Authority
Revenue Bonds
5.000% 09/01/34 1,860,000 1,972,110
5.000% 09/01/35 1,200,000 1,279,148
5.000% 09/01/37, Series A 250,000 272,861
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 285,603
5.000% 11/15/31, Series C-1 560,000 591,498
5.000% 11/15/31, Series D-1 705,000 715,505
5.000% 11/15/32, Series D 1,590,000 1,673,470
4.000% 11/15/35, Series C-1 850,000 850,183
New York City Housing Development Corp.
Revenue Bonds
2.650% 05/01/27, Series A 265,000 259,865
2.000% 11/01/35, Series D-1B 370,000 290,531
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27 1,000,000 1,058,509
5.000% 06/15/27, Series CC-2 285,000 290,813
5.000% 06/15/28, Series BB-2 1,530,000 1,637,611
5.000% 06/15/28, Series CC-2 880,000 917,296
5.000% 06/15/28, Series EE 775,000 836,601
5.000% 06/15/29, Series AA-2 230,000 252,543
5.000% 06/15/30, Series AA-2 335,000 373,221

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 06/15/30, Series EE 630,000 701,878
5.000% 06/15/30, Series GG-1 505,000 562,616
5.000% 06/15/31, Series DD 1,605,000 1,809,144
5.000% 06/15/33, Series CC-2 1,000,000 1,148,663
5.000% 06/15/33, Series DD 755,000 843,927
5.000% 06/15/34, Series FF 750,000 797,735
New York City Transitional Finance
Authority Future Tax Secured Revenue
Series F-3
Revenue Bonds
4.000%, 02/01/34 1,000,000 1,001,690
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 642,239
2.400%, 11/15/35 350,000 290,282
New York Power Authority
Revenue Bonds
4.000%, 11/15/37 305,000 315,599
New York State Dormitory Authority
Revenue Bonds
5.000% 07/01/29, Series A 415,000 428,459
5.000% 10/01/30, Series A 340,000 352,008
3.000% 10/01/31, Series A 785,000 762,222
2.000% 07/01/33, Series 1 1,060,000 922,173
5.000% 07/01/33, Series A 275,000 298,365
5.000% 10/01/33, Series A 1,490,000 1,564,804
4.000% 10/01/34, Series A 300,000 306,884
5.000% 10/01/34, Series A 2,115,000 2,266,249
4.000% 07/01/35, Series A 1,650,000 1,659,871
5.000% 10/01/35, Series A 870,000 950,480
5.000% 05/01/38, Series A 750,000 818,590
4.000% 07/01/38 500,000 507,521
5.000% 10/01/38, Series A 1,225,000 1,357,213
5.250% 03/15/48, Series A 1,000,000 1,094,921
New York State Environmental Facilities
Corp.
Series A
Revenue Bonds
5.000%, 06/15/27 250,000 265,208
New York State Housing Finance Agency
Series J-2 (Mandatory Put 05/01/27)
Revenue Bonds
1.100%, 11/01/61 1,335,000 1,244,199
New York State Thruway Authority
Revenue Bonds
4.000% 01/01/36, Series O 250,000 259,591
4.000% 01/01/38, Series B 150,000 151,267
4.000% 01/01/41, Series O 1,000,000 999,035
New York Transportation Development
Corp.
Revenue Bonds
3.000% 08/01/31 250,000 234,853
5.000% 12/01/31 1,000,000 1,067,368
5.000% 12/01/32 1,015,000 1,086,877
5.000% 12/01/32, Series A 180,000 188,705
5.000% 01/01/34 175,000 179,075
5.000% 12/01/34 400,000 425,819
5.000% 10/01/35 1,155,000 1,202,236
5.375% 08/01/36 1,000,000 1,063,105
5.000% 12/01/36, Series A 425,000 442,636
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.625% 04/01/40 1,000,000 1,073,594
5.000% 10/01/40 1,000,000 1,031,726
4.000% 12/01/42, Series C 160,000 153,775
4.375% 10/01/45 2,750,000 2,627,578
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 275,583
Port Authority of New York & New Jersey
Revenue Bonds
4.000% 03/15/30, Series 207 300,000 301,603
5.000% 07/15/31, Series 209 300,000 321,664
5.000% 09/15/31, Series 207 500,000 518,613
5.000% 11/15/32 500,000 528,391
5.000% 10/15/33, Series 194 785,000 797,133
5.000% 11/15/33, Series 205 835,000 880,561
5.000% 07/15/34, Series 238 2,045,000 2,204,174
5.000% 07/15/35, Series 222 870,000 951,641
5.000% 07/15/36 1,180,000 1,266,245
4.000% 07/15/38, Series 222 1,000,000 1,016,029
State of New York Mortgage Agency
Series 233
Revenue Bonds
2.200%, 04/01/36 840,000 660,462
State of New York Mortgage Agency
Homeowner Mortgage Revenue
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 486,767
1.900% 10/01/31, Series 233 250,000 215,611
2.400% 10/01/34, Series 220 140,000 118,175
2.650% 10/01/34, Series 223 250,000 217,844
2.200% 10/01/36, Series 239 560,000 437,006
Triborough Bridge & Tunnel Authority,
Series B
Revenue Bonds
5.000%, 11/15/31 1,370,000 1,505,606
0.000%, 11/15/32
(b)
220,000 167,095
5.000%, 11/15/36 1,000,000 1,035,933
5.000%, 11/15/38 1,500,000 1,551,936
Total New York 71,038,607
North Carolina 0.6%
North Carolina Housing Finance Agency
Revenue Bonds
3.850% 07/01/37, Series B 1,000,000 970,124
3.950% 07/01/38, Series A 515,000 494,956
State of North Carolina
Revenue Bonds
5.000%, 03/01/33 890,000 954,525
Total North Carolina 2,419,605
North Dakota 0.2%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 867,766
Ohio 3.0%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 245,740

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETF | 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 898,735
5.000% 02/15/35, Series B 1,000,000 1,075,922
5.000% 02/15/35, Series C 250,000 268,983
4.000% 02/15/36, Series A 385,000 389,826
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 609,261
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 198,454
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 70,000 63,348
Ohio Turnpike & Infrastructure
Commission, Series A-4
Revenue Bonds
5.700%, 02/15/34 285,000 326,090
5.750%, 02/15/35 150,000 171,659
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29, Series A 1,545,000 1,684,031
5.000% 12/01/29 1,050,000 1,154,080
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000% 06/01/28, Series A 2,000,000 2,105,193
5.000% 12/01/33 1,140,000 1,308,291
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 135,014
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 123,889
3.250% 01/01/37, Series A 140,000 127,034
4.000% 01/01/40, Series B 600,000 597,082
4.000% 01/01/46, Series B 575,000 552,011
State of Ohio
5.000% 09/15/28, Series B 195,000 211,386
Total Ohio 12,246,029
Oklahoma 0.2%
Grand River Dam Authority
Series A
Revenue Bonds
5.000%, 06/01/30 200,000 207,558
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 130,401
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 507,031
Total Oklahoma 844,990
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oregon 0.5%
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/45 700,000 724,178
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 998,078
Salem Hospital Facility Authority
Series A
Revenue Bonds
4.000%, 05/15/41 240,000 234,543
Total Oregon 1,956,799
Pennsylvania 5.8%
Allegheny County Hospital Development
Authority
Revenue Bonds
4.000% 07/15/36 820,000 824,829
4.000% 07/15/39, Series A 1,000,000 998,080
4.000% 04/01/44, Series A 680,000 623,399
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 1,009,357
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 334,757
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 150,004
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 86,719
4.000% 09/01/41, Series A 440,000 430,128
Commonwealth of Pennsylvania
4.000%, 09/15/31 505,000 511,832
County of Lehigh
Series A
Revenue Bonds
4.000%, 07/01/35 3,000,000 2,918,997
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 944,601
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 10,000 10,745
5.500% 08/01/28, Series A 885,000 961,214
5.750% 07/01/32 100,000 116,628
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 101,908
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 315,171

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania Economic Development
Financing Authority
Revenue Bonds
5.000%, 12/31/29 1,375,000 1,404,238
5.000%, 12/31/32 1,000,000 1,033,711
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/42 915,000 915,320
4.000%, 08/15/44 500,000 483,450
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 472,840
3.650% 10/01/32, Series 122 135,000 135,202
3.550% 10/01/33, Series 127B 360,000 347,521
2.070% 10/01/36, Series 136 100,000 78,295
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B-2 320,000 334,936
5.000% 12/01/33 475,000 534,454
5.000% 06/01/36, Series B 1,000,000 1,020,361
4.000% 12/01/43, Series A 1,500,000 1,472,041
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 316,432
4.000% 05/01/42 1,000,000 674,265
5.000% 09/01/42, Series A 200,000 202,597
Pittsburgh Water & Sewer Authority, Series
B
Revenue Bonds
5.000%, 09/01/31 1,050,000 1,179,218
5.000%, 09/01/33 1,130,000 1,293,439
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,425,000 1,476,272
Total Pennsylvania 23,712,961
Rhode Island 0.3%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 865,000 887,213
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 403,795
Total Rhode Island 1,291,008
South Carolina 1.9%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 102,815
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 11/01/34, Series A 500,000 564,453
5.000% 05/01/43, Series A 650,000 664,570
4.000% 12/01/44, Series A 950,000 918,728
4.250% 02/01/48 1,000,000 999,160
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Carolina Public Service Authority
Revenue Bonds
5.000% 12/01/31, Series A 950,000 973,114
5.000% 12/01/33, Series A 1,125,000 1,147,897
5.000% 12/01/37, Series B 930,000 945,304
4.125% 12/01/44, Series B 1,000,000 968,128
South Carolina Transportation
Infrastructure Bank
Series B
Revenue Bonds
5.000%, 10/01/29 495,000 542,878
Total South Carolina 7,827,047
South Dakota 0.1%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
4.000%, 07/01/37 150,000 145,817
South Dakota Housing Development
Authority
Series B
Revenue Bonds
3.400%, 11/01/32 355,000 339,317
Total South Dakota 485,134
Tennessee 0.7%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 104,339
Johnson City Health & Educational
Facilities Board
Series B
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,096,831
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/46 1,500,000 1,514,548
Total Tennessee 2,715,718
Texas 10.0%
Arlington Higher Education Finance Corp.
Revenue Bonds
4.500%, 06/15/44
(a)
300,000 282,988
4.750%, 06/15/49
(a)
250,000 238,156
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 248,991
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,553,669
5.000%, 11/15/33 1,000,000 1,141,590
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 275,717

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETF | 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 500,259
5.000% 07/01/31, Series A 1,490,000 1,603,962
5.000% 07/01/32, Series A 1,000,000 1,080,003
4.000% 07/15/41, Series B-1 1,450,000 1,399,928
4.500% 07/01/53, Series A 1,000,000 968,148
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 721,493
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
3.200% 02/01/30 1,000,000 988,666
4.000% 02/01/32, Series B 1,000,000 1,044,172
4.000% 02/01/36 750,000 740,615
5.000% 02/01/36 1,130,000 1,207,554
County of Travis Tx
Series A
5.000%, 03/01/32 635,000 685,621
County of Williamson
5.000%, 02/15/27 1,500,000 1,572,287
Cypress-Fairbanks Independent School
District
Series A
3.000%, 02/15/33 1,000,000 942,109
Dallas College
5.000%, 02/15/33 1,455,000 1,511,170
Dallas County Hospital District
5.000%, 08/15/30 280,000 297,966
Dallas Fort Worth International Airport
Revenue Bonds
4.000% 11/01/34 1,255,000 1,282,111
4.000% 11/01/35, Series A 1,350,000 1,375,427
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 387,152
5.000%, 05/15/35 350,000 372,015
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 116,176
4.000% 08/15/40, Series A 225,000 218,974
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/30, Series D
(b)
500,000 419,555
5.000% 01/01/31, Series A 850,000 865,749
0.000% 01/01/34, Series D
(b)
410,000 290,233
4.000% 01/01/37, Series A 465,000 461,079
4.000% 01/01/38, Series A 1,825,000 1,825,503
4.125% 01/01/40, Series A 1,000,000 986,398
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 105,000 105,131
Northside Independent School District
(Mandatory Put 06/1/25)
0.700%, 06/01/50 1,000,000 984,224
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 934,132
Round Rock Independent School District
Series A
4.000%, 08/01/32 535,000 550,969
San Antonio Water System
Series A
Revenue Bonds
5.000%, 05/15/31 840,000 864,159
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
4.000% 11/15/35, Series A 1,000,000 993,726
5.000% 05/15/37 100,000 98,811
4.000% 10/01/47 485,000 464,499
Texas Private Activity Bond Surface
Transportation Corp., Series A
Revenue Bonds
4.000%, 12/31/38 1,530,000 1,503,357
Texas Water Development Board
Revenue Bonds
5.000% 04/15/29, Series B 500,000 537,816
5.000% 08/01/30 750,000 833,068
5.000% 10/15/31, Series A 1,020,000 1,050,994
5.000% 04/15/32 260,000 283,771
5.000% 08/01/32 500,000 551,366
4.000% 10/15/33, Series A 805,000 814,790
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 791,214
5.000%, 08/01/30 550,000 603,029
3.000%, 08/01/31 1,415,000 1,387,518
Total Texas 40,958,010
Utah 1.4%
City of Salt Lake City Ut Airport Revenue
Series A
Revenue Bonds
5.250%, 07/01/39 1,060,000 1,143,281
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 104,251
5.000%, 07/01/35 500,000 508,474
5.000%, 07/01/37 1,515,000 1,537,498
Intermountain Power Agency, Series A
Revenue Bonds
5.000%, 07/01/29 510,000 559,801
5.000%, 07/01/35 1,200,000 1,323,976
Utah Charter School Finance Authority
Revenue Bonds
5.000%, 06/15/40
(a)
500,000 495,979
Total Utah 5,673,260
Virginia 0.3%
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 244,856
4.000%, 01/01/38 1,000,000 971,180
Total Virginia 1,216,036

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 13
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Washington 1.4%
County of King
4.000%, 07/01/30 250,000 255,862
King County School District No 405
Bellevue
5.000%, 12/01/25 500,000 510,189
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 206,431
State of Washington
4.000% 07/01/29, Series
R-2022D 1,000,000 1,048,145
5.000% 08/01/30, Series
R-2018C 555,000 583,851
5.000% 08/01/31, Series A-1 1,000,000 1,119,360
5.000% 08/01/31, Series
R-2018C 750,000 786,288
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 155,610
5.000% 08/15/45, Series A 425,000 425,574
5.000% 09/01/45 300,000 310,913
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 208,831
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 99,672
Total Washington 5,710,726
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wisconsin 2.1%
Public Finance Authority, Series A
Revenue Bonds
3.375%, 10/01/39 455,000 397,080
4.000%, 01/01/45 200,000 186,873
State of Wisconsin
5.000% 11/01/28, Series 3 655,000 685,854
5.000% 11/01/29, Series 2 1,000,000 1,026,568
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 178,940
4.000% 04/01/39, Series A 1,450,000 1,392,151
4.000% 08/15/41 1,000,000 1,000,078
3.500% 02/15/46, Series A 690,000 520,997
4.000% 08/15/47 1,200,000 1,127,360
Wisconsin Housing & Economic
Development Authority Home Ownership
Revenue, Series A
Revenue Bonds
4.125%, 09/01/35 1,310,000 1,321,594
4.375%, 09/01/38 575,000 586,471
Total Wisconsin 8,423,966
Wyoming 0.2%
County of Campbell Wy
Series A
Revenue Bonds
3.625%, 07/15/39 1,000,000 916,901
Total Municipal Bonds
(Cost $407,180,244) 402,201,155
Total Investments in Securities
(Cost $407,180,244) 402,201,155
Other Assets & Liabilities, Net 5,597,971
Net Assets 407,799,126
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $6,383,274, which represents 1.57% of total net assets.
(b) Zero coupon bond.
(c) Represents a security purchased on a forward commitment basis.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETF | 2024
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, If any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 402,201,155 – 402,201,155
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices an d information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 15
Assets
Investments in securities, at value
Unaffiliated issuers (cost $407,180,244) $402,201,155
Cash 1,331,964
Receivable for:
Interest 5,346,213
Total assets 408,879,332
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 1,000,000
Investment management fees 80,204
Due to custodian 2
Total liabilities 1,080,206
Net assets applicable to outstanding capital stock $407,799,126
Represented by:
Paid-in capital $419,629,833
Total distributable earnings (loss) (11,830,707)
Total - representing net assets applicable to outstanding capital stock $407,799,126
Shares outstanding 19,950,000
Net asset value per share $20.44

STATEMENT OF OPERATIONS
Year Ended October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETF | 2024
Investment Income:
Interest $12,975,534
Dividends - unaffiliated issuers 36,999
Total income 13,012,533
Expenses:
Investment management fees 918,433
Overdraft expense 16
Total expenses 918,449
Net Investment Income 12,094,084
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (4,082,133)
Net realized loss (4,082,133)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 25,212,321
Net change in unrealized appreciation 25,212,321
Net realized and unrealized gain 21,130,188
Net Increase in net assets resulting from operations $33,224,272

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 17
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income $12,094,084 $7,794,716
Net realized loss (4,082,133) (2,995,275)
Net change in unrealized appreciation (depreciation) 25,212,321 (4,132,717)
Net increase in net assets resulting from operations 33,224,272 666,724
Distributions to shareholders
Net investment income and net realized gains (11,883,422) (7,360,843)
Shareholder transactions
Proceeds from shares sold 72,528,457 126,990,925
Cost of shares redeemed (29,951,667) –
Net increase in net assets resulting from shareholder transactions 42,576,790 126,990,925
Increase in net assets 63,917,640 120,296,806
Net Assets:
Net assets beginning of year 343,881,486 223,584,680
Net assets at end of year $407,799,126 $343,881,486
Capital stock activity
Shares outstanding, beginning of year 17,850,000 11,600,000
Shares sold 3,550,000 6,250,000
Shares redeemed (1,450,000) –
Shares outstanding, end of year 19,950,000 17,850,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETF | 2024
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of year $19.27 $19.27 $22.30 $21.83 $21.56
Income (loss) from investment operations:
Net investment income 0.62 0.51 0.34 0.37 0.51
Net realized and unrealized gain (loss) 1.16 (0.02) (3.03) 0.52 0.30
Total from investment operations 1.78 0.49 (2.69) 0.89 0.81
Less distributions to shareholders:
Net investment income (0.61) (0.49) (0.32) (0.38) (0.51)
Net realized gains – – (0.02) (0.04) (0.03)
Total distribution to shareholders (0.61) (0.49) (0.34) (0.42) (0.54)
Net asset value, end of year $20.44 $19.27 $19.27 $22.30 $21.83
Total Return at NAV 9.30% 2.44% (12.17)% 4.11% 3.82%
Total Return at Market Price 9.09% 2.38% (12.40)% 3.85% 4.18%
Ratios to average net assets:
Total gross expenses
(a)
0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
Total net expenses
(a)(c )
0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
Net investment income 3.03% 2.53% 1.63% 1.65% 2.37%
Supplemental data
Net assets, end of
year
(in thousands) $407,799 $343,881 $223,585 $141,619 $56,769
Portfolio turnover 26% 11% 14% 6% 11%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2024
Indexed ETF | 2024 19
Note 1. Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
20 Indexed ETF | 2024
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETF | 2024 21
these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, capital loss carryforwards, and principal and/or interest of fixed income securities. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net
investment
income ($)
Accumulated
net realized gain ($)
Paid in
capital ($)
(2,649) 2,649 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
22 Indexed ETF | 2024
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
At October 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2024, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $110,447,487 and $100,045,985, respectively, for the year ended October 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2024, the cost basis of securities contributed was $35,606,630.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2024, the Fund did not have in-kind redemptions.
Year Ended October 31, 2024 Year Ended October 31, 2023
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
192,710 11,690,712 - 11,883,422 99,373 7,261,470 - 7,360,843
Undistributed
ordinary income ($)
Undistributed
tax-exempt
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
- 981,264 - (7,835,235) (4,976,736)
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
407,177,891 4,047,652 (9,024,388) (4,976,736)
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
1,917,080 5,918,155 7,835,235 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETF | 2024 23
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
24 Indexed ETF | 2024
could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S.
Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETF | 2024 25
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

26 Indexed ETF | 2024
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Multi-Sector Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Multi-Sector Municipal Income ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Indexed ETF | 2024 27
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 2024 . Shareholders will be notiﬁed in early 2025 of the amounts for use in preparing 2024 income tax returns.
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Exempt-
interest
dividends
98.41%

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
28 Indexed ETF | 2024
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Multi-Sector Municipal Income ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June
2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Indexed ETF | 2024 29
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
30 Indexed ETF | 2024
for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN303_10_P01_(12/24)
CET02280
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Indexed ETFs
Annual Financial Statements and Additional
Information
October 31, 2024
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF

Indexed ETFs | 2024

Portfolio of Investments 3
Statement of Assets and Liabilities 16
Statement of Operations 17
Statement of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 21
Report of Independent Registered Public Accounting Firm 28
Federal Income Tax Information 29
Approval of Investment Management Services Agreement 30

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 3
Common Stocks 97.8%
Issuer Shares Value ($)
Communication Services  8.7%
Diversified Telecommunication Services 0.4%
AT&T, Inc. 210,864 4,752,875
Entertainment 0.7%
Electronic Arts, Inc. 7,791 1,175,272
Playtika Holding Corp. 1,946 15,237
Roku, Inc.
(a)
3,872 248,118
Spotify Technology SA
(a)
4,352 1,675,955
Walt Disney Co. (The) 54,578 5,250,404
Total 8,364,986
Interactive Media & Services 7.4%
Alphabet, Inc. Class A 172,250 29,473,698
Alphabet, Inc. Class C 144,829 25,010,520
Match Group, Inc.
(a)
7,463 268,892
Meta Platforms, Inc. Class A 66,318 37,640,770
Pinterest, Inc. Class A
(a)
18,010 572,538
Total 92,966,418
Media 0.2%
Fox Corp. Class A 6,947 291,774
Fox Corp. Class B 4,034 157,165
New York Times Co. (The) Class A 4,654 259,879
News Corp. Class A 11,464 312,394
News Corp. Class B 3,228 93,741
Trade Desk, Inc. (The) Class A
(a)
13,158 1,581,723
Total 2,696,676
Total Communication Services 108,780,955
Consumer Discretionary  8.3%
Automobile Components 0.0%
Lear Corp. 2,651 253,860
Automobiles 0.0%
Thor Industries, Inc. 2,472 257,286
Broadline Retail 4.9%
Amazon.com, Inc.
(a)
327,728 61,088,499
Dillard's, Inc. Class A 112 41,610
Macy's, Inc. 12,780 196,045
Total 61,326,154
Diversified Consumer Services 0.0%
ADT, Inc. 12,258 88,258
H&R Block, Inc. 6,272 374,626
Total 462,884
Hotels, Restaurants & Leisure 1.4%
Aramark 11,943 451,804
Booking Holdings, Inc. 1,560 7,294,950
Carnival Corp.
(a)
45,917 1,010,174
Expedia Group, Inc.
(a)
5,764 900,971
Hilton Worldwide Holdings, Inc. 11,509 2,702,889
Hyatt Hotels Corp. Class A 1,916 278,682
Las Vegas Sands Corp. 15,932 826,074
Light & Wonder, Inc.
(a)
4,132 387,499
MGM Resorts International
(a)
10,613 391,301
Royal Caribbean Cruises Ltd. 10,746 2,217,437
Texas Roadhouse, Inc. 3,031 579,285
Travel + Leisure Co. 3,051 145,868
Wyndham Hotels & Resorts, Inc. 3,389 299,316
Wynn Resorts Ltd. 4,639 445,437
Total 17,931,687
Household Durables 0.7%
DR Horton, Inc. 13,491 2,279,979
Lennar Corp. Class A 10,705 1,823,062
Lennar Corp. Class B 398 63,807
Mohawk Industries, Inc.
(a)
2,506 336,481
NVR, Inc.
(a)
126 1,153,254
Common Stocks (continued)
Issuer Shares Value ($)
PulteGroup, Inc. 9,309 1,205,795
Toll Brothers, Inc. 4,603 674,063
TopBuild Corp.
(a)
1,466 518,055
Total 8,054,496
Specialty Retail 0.9%
Burlington Stores, Inc.
(a)
2,906 720,020
Carvana Co.
(a)
4,756 1,176,206
Dick's Sporting Goods, Inc. 2,663 521,282
Gap, Inc. (The) 9,309 193,348
Ross Stores, Inc. 14,923 2,085,041
TJX Cos., Inc. (The) 51,887 5,864,788
Williams-Sonoma, Inc. 5,882 788,953
Total 11,349,638
Textiles, Apparel & Luxury Goods 0.4%
Carter's, Inc. 1,591 87,028
Columbia Sportswear Co. 1,498 120,544
Crocs, Inc.
(a)
2,829 305,023
Deckers Outdoor Corp.
(a)
7,127 1,146,663
Lululemon Athletica, Inc.
(a)
5,623 1,675,092
PVH Corp. 2,599 255,897
Ralph Lauren Corp. 1,786 353,503
Skechers USA., Inc. Class A
(a)
6,065 372,755
Tapestry, Inc. 10,439 495,330
Total 4,811,835
Total Consumer Discretionary 104,447,840
Consumer Staples  5.7%
Beverages 0.1%
Boston Beer Co., Inc. (The) Class A
(a)
441 128,362
Coca-Cola Consolidated, Inc. 367 412,603
Molson Coors Beverage Co. Class B 11,292 615,075
Total 1,156,040
Consumer Staples Distribution 0.6%
Albertsons Cos., Inc. Class A 26,951 487,813
Kroger Co. (The) 42,638 2,377,921
Target Corp. 29,199 4,381,018
Total 7,246,752
Food Products 0.8%
Archer-Daniels-Midland Co. 30,529 1,685,506
Bunge Global SA 8,822 741,225
Conagra Brands, Inc. 30,056 869,821
General Mills, Inc. 35,552 2,418,247
Ingredion, Inc. 4,223 560,646
Kellanova 16,736 1,349,758
Kraft Heinz Co. (The) 56,366 1,886,006
Pilgrim's Pride Corp.
(a)
2,671 129,383
Seaboard Corp. 13 35,958
Total 9,676,550
Household Products 2.6%
Colgate-Palmolive Co. 51,879 4,861,581
Kimberly-Clark Corp. 21,766 2,920,562
Procter & Gamble Co. (The) 150,747 24,900,390
Reynolds Consumer Products, Inc. 3,357 90,471
Total 32,773,004
Personal Care Products 0.1%
BellRing Brands, Inc.
(a)
8,530 561,530
Tobacco 1.5%
Altria Group, Inc. 109,419 5,958,959
Philip Morris International, Inc. 100,843 13,381,866
Total 19,340,825
Total Consumer Staples 70,754,701

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETFs | 2024
Common Stocks (continued)
Issuer Shares Value ($)
Energy  3.4%
Energy Equipment & Services 0.1%
TechnipFMC PLC 15,915 424,772
Weatherford International PLC 2,751 217,329
Total 642,101
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp. 64,887 9,656,483
Civitas Resources, Inc. 3,895 190,037
Coterra Energy, Inc. 27,976 669,186
Diamondback Energy, Inc. 7,157 1,265,143
DT Midstream, Inc. 3,472 313,001
EOG Resources, Inc. 21,610 2,635,556
Exxon Mobil Corp. 168,836 19,716,668
HF Sinclair Corp. 5,886 227,258
Marathon Oil Corp. 20,857 577,739
Marathon Petroleum Corp. 13,233 1,925,004
Occidental Petroleum Corp. 25,412 1,273,395
Phillips 66 15,735 1,916,838
Valero Energy Corp. 12,035 1,561,662
Total 41,927,970
Total Energy 42,570,071
Financials  13.6%
Banks 7.6%
Bank of America Corp. 472,848 19,774,503
Bank OZK 7,361 322,044
Citigroup, Inc. 133,184 8,546,417
Columbia Banking System, Inc. 14,462 412,312
East West Bancorp, Inc. 9,297 906,364
Fifth Third Bancorp 46,888 2,048,068
First Citizens BancShares, Inc. Class A 849 1,644,810
First Horizon Corp. 37,282 646,097
JPMorgan Chase & Co. 199,552 44,284,580
Wells Fargo & Co. 244,788 15,891,637
Wintrust Financial Corp. 4,445 515,131
Zions Bancorp NA 10,015 521,381
Total 95,513,344
Capital Markets 2.4%
Affiliated Managers Group, Inc. 1,990 385,861
Bank of New York Mellon Corp. (The) 50,711 3,821,581
BlackRock, Inc. 10,093 9,901,536
Cboe Global Markets, Inc. 7,168 1,530,870
CME Group, Inc. 25,213 5,682,002
Franklin Resources, Inc. 19,355 402,003
Janus Henderson Group PLC 8,855 365,800
Jefferies Financial Group, Inc. 11,991 767,184
Raymond James Financial, Inc. 12,930 1,916,484
SEI Investments Co. 6,986 522,273
State Street Corp. 20,754 1,925,971
Stifel Financial Corp. 7,024 727,827
T Rowe Price Group, Inc. 14,994 1,647,241
Virtu Financial, Inc. Class A 5,684 175,977
XP, Inc. Class A 28,493 497,488
Total 30,270,098
Consumer Finance 0.2%
SLM Corp. 14,747 324,876
Synchrony Financial 27,564 1,519,879
Total 1,844,755
Financial Services 1.4%
Corebridge Financial, Inc. 17,629 560,073
Equitable Holdings, Inc. 22,369 1,014,210
Euronet Worldwide, Inc.
(a)
2,916 287,139
Fiserv, Inc.
(a)
39,559 7,828,726
Common Stocks (continued)
Issuer Shares Value ($)
Global Payments, Inc. 17,459 1,810,673
MGIC Investment Corp. 17,645 441,831
PayPal Holdings, Inc.
(a)
69,412 5,504,372
Western Union Co. (The) 23,126 248,836
Total 17,695,860
Insurance 2.0%
Allstate Corp. (The) 18,176 3,390,188
Assurant, Inc. 3,455 662,324
Axis Capital Holdings Ltd. 5,496 430,117
CNA Financial Corp. 1,509 72,296
Everest Group Ltd. 2,977 1,058,651
Globe Life, Inc. 6,035 637,296
Lincoln National Corp. 11,701 406,610
Loews Corp. 12,192 962,680
Marsh & McLennan Cos., Inc. 34,008 7,421,906
MetLife, Inc. 40,156 3,149,034
Prudential Financial, Inc. 24,694 3,024,521
Reinsurance Group of America, Inc. 4,506 951,126
Unum Group 12,732 817,140
Willis Towers Watson PLC 7,055 2,131,950
Total 25,115,839
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Rithm Capital Corp. 33,529 355,072
Total Financials 170,794,968
Health Care  11.2%
Biotechnology 2.0%
AbbVie, Inc. 42,579 8,680,581
Alnylam Pharmaceuticals, Inc.
(a)
2,871 765,380
Amgen, Inc. 12,914 4,134,546
Apellis Pharmaceuticals, Inc.
(a)
2,667 72,702
Biogen, Inc.
(a)
3,367 585,858
BioMarin Pharmaceutical, Inc.
(a)
4,510 297,164
Exact Sciences Corp.
(a)
4,288 295,572
Exelixis, Inc.
(a)
6,810 226,092
Gilead Sciences, Inc. 28,581 2,538,564
Incyte Corp.
(a)
3,878 287,437
Ionis Pharmaceuticals, Inc.
(a)
3,477 133,482
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
315 239
Moderna, Inc.
(a)
7,655 416,126
Natera, Inc.
(a)
2,747 332,277
Neurocrine Biosciences, Inc.
(a)
2,488 299,232
Regeneron Pharmaceuticals, Inc.
(a)
2,569 2,153,336
Roivant Sciences Ltd.
(a)
10,231 118,168
Sarepta Therapeutics, Inc.
(a)
1,614 203,364
Ultragenyx Pharmaceutical, Inc.
(a)
1,928 98,309
United Therapeutics Corp.
(a)
1,114 416,603
Vertex Pharmaceuticals, Inc.
(a)
6,117 2,911,570
Viking Therapeutics, Inc.
(a)
2,510 182,075
Total 25,148,677
Health Care Equipment & Supplies 1.7%
Baxter International, Inc. 41,801 1,492,296
Becton Dickinson & Co. 23,939 5,591,911
DENTSPLY SIRONA, Inc. 16,661 386,035
Hologic, Inc.
(a)
18,859 1,525,127
Medtronic PLC 104,750 9,348,938
Solventum Corp.
(a)
11,825 858,259
Zimmer Biomet Holdings, Inc. 16,620 1,777,010
Total 20,979,576
Health Care Providers & Services 2.2%
Cardinal Health, Inc. 20,284 2,201,220
Cencora, Inc. 13,638 3,110,555
Centene Corp.
(a)
43,258 2,693,243

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 5
Common Stocks (continued)
Issuer Shares Value ($)
Cigna Group (The) 23,146 7,286,592
HCA Healthcare, Inc. 15,772 5,658,047
McKesson Corp. 10,682 5,347,302
Premier, Inc. Class A 8,570 172,686
Tenet Healthcare Corp.
(a)
7,830 1,213,807
Total 27,683,452
Life Sciences Tools & Services 1.7%
Avantor, Inc.
(a)
54,816 1,226,234
Azenta, Inc.
(a)
4,410 181,207
Medpace Holdings, Inc.
(a)
1,958 615,243
Mettler-Toledo International, Inc.
(a)
1,734 2,239,894
QIAGEN NV
(a)
18,703 787,396
Thermo Fisher Scientific, Inc. 31,246 17,070,315
Total 22,120,289
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. 165,031 9,203,779
Elanco Animal Health, Inc.
(a)
41,242 521,299
Jazz Pharmaceuticals PLC
(a)
4,940 543,548
Johnson & Johnson 199,162 31,838,037
Organon & Co. 20,897 392,446
Perrigo Co. PLC 11,316 290,029
Royalty Pharma PLC Class A 32,228 870,156
Viatris, Inc. 96,443 1,118,739
Total 44,778,033
Total Health Care 140,710,027
Industrials  9.5%
Aerospace & Defense 0.6%
Curtiss-Wright Corp. 1,992 687,161
Lockheed Martin Corp. 11,864 6,478,337
Total 7,165,498
Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc. 7,757 923,083
FedEx Corp. 12,727 3,485,289
United Parcel Service, Inc. Class B 40,878 5,480,105
Total 9,888,477
Building Products 0.7%
A O Smith Corp. 6,836 513,384
Builders FirstSource, Inc.
(a)
6,899 1,182,489
Carlisle Cos., Inc. 2,664 1,124,821
Masco Corp. 12,227 977,059
Owens Corning 4,683 827,907
Trane Technologies PLC 12,826 4,747,672
Total 9,373,332
Commercial Services & Supplies 0.7%
Cintas Corp. 19,223 3,956,286
MSA Safety, Inc. 1,918 318,292
Waste Management, Inc. 22,302 4,813,887
Total 9,088,465
Construction & Engineering 0.2%
AECOM 7,470 797,796
API Group Corp.
(a)
12,831 438,050
Comfort Systems USA, Inc. 1,884 736,719
EMCOR Group, Inc. 2,696 1,202,605
Total 3,175,170
Electrical Equipment 0.3%
Acuity Brands, Inc. 1,702 511,774
Generac Holdings, Inc.
(a)
3,222 533,402
Vertiv Holdings Co. Class A 20,096 2,196,292
Total 3,241,468
Ground Transportation 1.6%
CSX Corp. 108,795 3,659,864
Ryder System, Inc. 2,497 365,261
Common Stocks (continued)
Issuer Shares Value ($)
Uber Technologies, Inc.
(a)
112,232 8,086,316
Union Pacific Corp. 33,908 7,869,029
Total 19,980,470
Industrial Conglomerates 0.3%
3M Co. 30,694 3,943,258
Machinery 2.5%
Allison Transmission Holdings, Inc. 4,792 512,073
Caterpillar, Inc. 27,532 10,357,539
Cummins, Inc. 7,597 2,499,261
Donaldson Co., Inc. 6,821 499,024
Esab Corp. 3,103 381,793
Flowserve Corp. 7,367 387,799
Fortive Corp. 19,398 1,385,599
Gates Industrial Corp. PLC
(a)
11,543 223,357
ITT, Inc. 4,557 638,527
Lincoln Electric Holdings, Inc. 3,032 583,842
Middleby Corp. (The)
(a)
2,966 384,690
Otis Worldwide Corp. 22,571 2,216,472
PACCAR, Inc. 29,139 3,038,615
Parker-Hannifin Corp. 7,232 4,585,594
Snap-on, Inc. 2,916 962,659
Stanley Black & Decker, Inc. 8,610 800,214
Westinghouse Air Brake Technologies Corp. 9,908 1,862,506
Total 31,319,564
Marine Transportation 0.0%
Kirby Corp.
(a)
3,186 365,625
Passenger Airlines 0.3%
Delta Air Lines, Inc. 35,947 2,056,887
United Airlines Holdings, Inc.
(a)
18,673 1,461,349
Total 3,518,236
Professional Services 1.2%
Automatic Data Processing, Inc. 22,623 6,543,476
Broadridge Financial Solutions, Inc. 6,372 1,343,600
CACI International, Inc. Class A
(a)
1,277 705,619
Genpact Ltd. 9,814 374,600
Leidos Holdings, Inc. 7,466 1,367,473
ManpowerGroup, Inc. 2,687 168,878
Paychex, Inc. 17,790 2,478,681
Robert Half, Inc. 5,606 381,825
Science Applications International Corp. 2,846 410,649
SS&C Technologies Holdings, Inc. 11,931 834,335
Total 14,609,136
Trading Companies & Distributors 0.3%
Core & Main, Inc. Class A
(a)
10,552 467,243
Ferguson Enterprises, Inc. 11,321 2,227,293
MSC Industrial Direct Co., Inc. Class A 2,629 207,875
WESCO International, Inc. 2,544 488,372
Total 3,390,783
Total Industrials 119,059,482
Information Technology  30.0%
Communications Equipment 1.1%
Arista Networks, Inc.
(a)
8,385 3,240,300
Ciena Corp.
(a)
4,430 281,349
Cisco Systems, Inc. 127,220 6,967,839
F5, Inc.
(a)
1,774 414,903
Juniper Networks, Inc. 10,282 399,970
Motorola Solutions, Inc. 5,366 2,411,212
Total 13,715,573
Electronic Equipment, Instruments & Components 0.0%
TD SYNNEX Corp. 2,532 292,066
IT Services 0.0%
VeriSign, Inc.
(a)
2,734 483,481

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETFs | 2024
Common Stocks (continued)
Issuer Shares Value ($)
Semiconductors & Semiconductor Equipment 9.0%
Allegro MicroSystems, Inc.
(a)
4,039 84,173
Amkor Technology, Inc. 3,518 89,533
Cirrus Logic, Inc.
(a)
1,645 180,654
Lam Research Corp. 41,946 3,118,685
Lattice Semiconductor Corp.
(a)
4,417 223,765
Monolithic Power Systems, Inc. 1,487 1,129,079
NVIDIA Corp. 768,485 102,024,069
Qorvo, Inc.
(a)
2,981 212,426
QUALCOMM, Inc. 35,858 5,836,607
Skyworks Solutions, Inc. 4,933 432,032
Total 113,331,023
Software 11.1%
Adobe, Inc.
(a)
13,697 6,548,262
AppLovin Corp. Class A
(a)
8,329 1,410,849
Atlassian Corp. Class A
(a)
4,745 894,622
BILL Holdings, Inc.
(a)
3,145 183,542
Crowdstrike Holdings, Inc. Class A
(a)
7,267 2,157,354
Datadog, Inc. Class A
(a)
9,262 1,161,825
DocuSign, Inc.
(a)
6,281 435,776
Dropbox, Inc. Class A
(a)
7,276 188,085
Fortinet, Inc.
(a)
19,696 1,549,287
Gen Digital, Inc. 16,785 488,611
Gitlab, Inc. Class A
(a)
3,524 189,415
Intuit, Inc. 8,544 5,214,403
Manhattan Associates, Inc.
(a)
1,798 473,521
Microsoft Corp. 234,307 95,210,650
Nutanix, Inc. Class A
(a)
7,527 467,427
Palantir Technologies, Inc. Class A
(a)
68,387 2,842,164
Palo Alto Networks, Inc.
(a)
9,361 3,373,049
Pegasystems, Inc. 1,406 111,693
Salesforce, Inc. 29,427 8,574,145
ServiceNow, Inc.
(a)
6,373 5,945,945
Smartsheet, Inc. Class A
(a)
4,173 235,441
Uipath, Inc. Class A
(a)
13,379 165,364
Zoom Video Communications, Inc. Class
A
(a)
8,417 629,087
Zscaler, Inc.
(a)
2,905 525,195
Total 138,975,712
Technology Hardware, Storage & Peripherals 8.8%
Apple, Inc. 466,764 105,446,655
Dell Technologies, Inc. Class C 8,844 1,093,384
Hewlett Packard Enterprise Co. 42,424 826,844
HP, Inc. 30,965 1,099,877
NetApp, Inc. 6,398 737,753
Pure Storage, Inc. Class A
(a)
10,051 503,052
Total 109,707,565
Total Information Technology 376,505,420
Materials  2.4%
Chemicals 1.0%
Ashland, Inc. 4,825 408,050
Celanese Corp. 10,781 1,358,083
CF Industries Holdings, Inc. 18,200 1,496,586
LyondellBasell Industries NV Class A 25,635 2,226,400
Mosaic Co. (The) 31,506 843,101
NewMarket Corp. 637 334,406
Olin Corp. 11,704 480,215
PPG Industries, Inc. 23,264 2,896,601
RPM International, Inc. 12,714 1,616,076
Scotts Miracle-Gro Co. (The) 4,129 359,140
Westlake Corp. 3,282 433,027
Total 12,451,685
Common Stocks (continued)
Issuer Shares Value ($)
Construction Materials 0.6%
CRH PLC 68,261 6,514,147
Eagle Materials, Inc. 3,228 921,465
Total 7,435,612
Containers & Packaging 0.2%
Packaging Corp. of America 8,888 2,034,819
Sonoco Products Co. 9,967 523,467
Total 2,558,286
Metals & Mining 0.6%
Cleveland-Cliffs, Inc.
(a)
45,404 589,344
Nucor Corp. 23,657 3,355,509
Reliance, Inc. 5,699 1,631,851
Steel Dynamics, Inc. 14,524 1,895,382
Total 7,472,086
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 6,326 625,641
Total Materials 30,543,310
Real Estate  2.5%
Diversified REITs 0.1%
WP Carey, Inc. 14,804 824,879
Health Care REITs 0.1%
Alexandria Real Estate Equities, Inc. 11,654 1,300,004
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 46,672 804,625
Park Hotels & Resorts, Inc. 14,188 197,072
Total 1,001,697
Industrial REITs 0.0%
STAG Industrial, Inc. 12,129 452,169
Office REITs 0.0%
Highwoods Properties, Inc. 7,141 239,509
Kilroy Realty Corp. 7,815 314,319
Total 553,828
Real Estate Management & Development 0.2%
CoStar Group, Inc.
(a)
27,042 1,968,387
Jones Lang LaSalle, Inc.
(a)
3,161 856,505
Total 2,824,892
Residential REITs 0.2%
American Homes 4 Rent Class A 22,553 794,768
Invitation Homes, Inc. 41,584 1,306,153
Total 2,100,921
Retail REITs 0.4%
Brixmor Property Group, Inc. 20,334 548,001
NNN REIT, Inc. 12,145 527,579
Simon Property Group, Inc. 21,977 3,716,750
Total 4,792,330
Specialized REITs 1.4%
American Tower Corp. 31,413 6,707,932
EPR Properties 4,941 224,173
Equinix, Inc. 6,391 5,803,539
Gaming and Leisure Properties, Inc. 17,524 879,530
Rayonier, Inc. 10,002 312,362
SBA Communications Corp. 7,181 1,647,824
Weyerhaeuser Co. 48,731 1,518,458
Total 17,093,818
Total Real Estate 30,944,538
Utilities  2.5%
Electric Utilities 1.5%
Edison International 36,775 3,030,260
Entergy Corp. 20,624 3,192,183
Evergy, Inc. 21,654 1,308,768
Exelon Corp. 96,902 3,808,249
PG&E Corp. 207,836 4,202,444

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 7
Common Stocks (continued)
Issuer Shares Value ($)
Xcel Energy, Inc. 53,576 3,579,412
Total 19,121,316
Gas Utilities 0.0%
UGI Corp. 20,358 486,760
Independent Power and Renewable Electricity Producers
0.5%
AES Corp. (The) 69,621 1,148,050
Clearway Energy, Inc. Class A 3,251 86,606
Clearway Energy, Inc. Class C 7,802 221,421
Vistra Corp. 33,729 4,214,776
Total 5,670,853
Multi-Utilities 0.5%
Ameren Corp. 26,050 2,269,215
DTE Energy Co. 20,095 2,496,201
NiSource, Inc. 43,110 1,515,748
Total 6,281,164
Total Utilities 31,560,093
Total Common Stocks
(Cost $1,128,050,549) 1,226,671,405
Exchange-Traded Equity Funds 1.7%
Issuer Shares Value ($)
  1.7%
Consumer Discretionary Select Sector
SPDR Fund 47,270 9,306,990
Vanguard Consumer Discretionary ETF 24,516 8,166,034
Vanguard Financials ETF 29,863 3,381,388
Total 20,854,412
Total Exchange-Traded Equity Funds
(Cost $19,633,606) 20,854,412
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.688%
(e)
5,916,094 5,916,094
Total Money Market Funds
(Cost $5,916,094) 5,916,094
Total Investments in Securities
(Cost $1,153,600,249) 1,253,441,911
Other Assets & Liabilities, Net 612,277
Net Assets 1,254,054,188

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETFs | 2024
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
315
—
239
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the value of these securities amounted to $239, which represents less than 0.01% of net assets.
(c) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At October 31, 2024, the total market value of these securities amounted to $239, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at October 31, 2024.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 9
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 108,780,955 – – 108,780,955
Consumer Discretionary 104,447,840 – – 104,447,840
Consumer Staples 70,754,701 – – 70,754,701
Energy 42,570,071 – – 42,570,071
Financials 170,794,968 – – 170,794,968
Health Care 140,709,788 – 239 140,710,027
Industrials 119,059,482 – – 119,059,482
Information Technology 376,505,420 – – 376,505,420
Materials 30,543,310 – – 30,543,310
Real Estate 30,944,538 – – 30,944,538
Utilities 31,560,093 – – 31,560,093
Total Common Stocks 1,226,671,166 – 239 1,226,671,405
Exchange-Traded Equity Funds 20,854,412 – – 20,854,412
Money Market Funds 5,916,094 – – 5,916,094
Total Investments in Securities 1,253,441,672 – 239 1,253,441,911
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETFs | 2024
Common Stocks 98.0%
Issuer Shares Value ($)
Communication Services  4.2%
Diversified Telecommunication Services 1.1%
AT&T, Inc. 32,363 729,462
Entertainment 1.6%
Electronic Arts, Inc. 1,215 183,283
Playtika Holding Corp. 320 2,506
Roku, Inc.
(a)
486 31,143
Walt Disney Co. (The) 8,378 805,963
Total 1,022,895
Interactive Media & Services 0.1%
Match Group, Inc.
(a)
1,149 41,398
Media 1.4%
Comcast Corp. Class A 17,305 755,709
Fox Corp. Class A 1,048 44,016
Fox Corp. Class B 603 23,493
New York Times Co. (The) Class A 724 40,428
News Corp. Class A 1,746 47,579
News Corp. Class B 508 14,752
Sirius XM Holdings, Inc. 1,074 28,633
Total 954,610
Total Communication Services 2,748,365
Consumer Discretionary  6.0%
Automobile Components 0.1%
Lear Corp. 448 42,900
Automobiles 0.0%
Thor Industries, Inc. 409 42,569
Broadline Retail 0.4%
Dillard's, Inc. Class A 24 8,916
eBay, Inc. 4,053 233,088
Macy's, Inc. 2,208 33,871
Total 275,875
Diversified Consumer Services 0.1%
ADT, Inc. 2,165 15,588
H&R Block, Inc. 898 53,637
Total 69,225
Hotels, Restaurants & Leisure 1.2%
Aramark 2,093 79,178
Booking Holdings, Inc. 16 74,820
Carnival Corp.
(a)
8,031 176,682
Hilton Worldwide Holdings, Inc. 971 228,040
MGM Resorts International
(a)
1,868 68,873
Travel + Leisure Co. 538 25,722
Wyndham Hotels & Resorts, Inc. 559 49,371
Wynn Resorts Ltd. 759 72,879
Total 775,565
Household Durables 2.1%
DR Horton, Inc. 2,368 400,192
Lennar Corp. Class A 1,888 321,526
Lennar Corp. Class B 89 14,269
Mohawk Industries, Inc.
(a)
416 55,856
NVR, Inc.
(a)
23 210,515
PulteGroup, Inc. 1,649 213,595
Toll Brothers, Inc. 814 119,202
TopBuild Corp.
(a)
234 82,691
Total 1,417,846
Specialty Retail 1.6%
AutoZone, Inc.
(a)
12 36,108
Carvana Co.
(a)
550 136,021
Dick's Sporting Goods, Inc. 410 80,258
Gap, Inc. (The) 1,649 34,250
Ross Stores, Inc. 2,011 280,977
TJX Cos., Inc. (The) 3,714 419,793
Common Stocks (continued)
Issuer Shares Value ($)
Williams-Sonoma, Inc. 419 56,200
Total 1,043,607
Textiles, Apparel & Luxury Goods 0.5%
Carter's, Inc. 285 15,589
Columbia Sportswear Co. 264 21,244
Crocs, Inc.
(a)
401 43,236
PVH Corp. 436 42,929
Ralph Lauren Corp. 327 64,723
Skechers USA., Inc. Class A
(a)
974 59,862
Tapestry, Inc. 1,831 86,881
Total 334,464
Total Consumer Discretionary 4,002,051
Consumer Staples  8.2%
Beverages 0.2%
Boston Beer Co., Inc. (The) Class A
(a)
59 17,173
Coca-Cola Consolidated, Inc. 50 56,213
Molson Coors Beverage Co. Class B 1,434 78,110
Total 151,496
Consumer Staples Distribution 1.4%
Albertsons Cos., Inc. Class A 3,480 62,988
Kroger Co. (The) 5,476 305,396
Target Corp. 3,742 561,450
Total 929,834
Food Products 1.9%
Archer-Daniels-Midland Co. 3,909 215,816
Bunge Global SA 1,133 95,195
Conagra Brands, Inc. 3,882 112,345
General Mills, Inc. 4,575 311,191
Ingredion, Inc. 535 71,027
Kellanova 2,170 175,010
Kraft Heinz Co. (The) 7,256 242,786
Pilgrim's Pride Corp.
(a)
302 14,629
Seaboard Corp. 2 5,532
Total 1,243,531
Household Products 0.8%
Colgate-Palmolive Co. 3,005 281,599
Kimberly-Clark Corp. 1,641 220,189
Reynolds Consumer Products, Inc. 445 11,993
Total 513,781
Personal Care Products 0.1%
BellRing Brands, Inc.
(a)
1,085 71,425
Tobacco 3.8%
Altria Group, Inc. 14,073 766,416
Philip Morris International, Inc. 12,980 1,722,446
Total 2,488,862
Total Consumer Staples 5,398,929
Energy  6.6%
Energy Equipment & Services 0.0%
TechnipFMC PLC 1,659 44,279
Oil, Gas & Consumable Fuels 6.6%
Chevron Corp. 6,798 1,011,678
Civitas Resources, Inc. 285 13,905
Coterra Energy, Inc. 2,929 70,062
Diamondback Energy, Inc. 744 131,517
EOG Resources, Inc. 2,250 274,410
Exxon Mobil Corp. 17,710 2,068,174
HF Sinclair Corp. 617 23,822
Marathon Oil Corp. 2,191 60,691
Marathon Petroleum Corp. 1,384 201,330
Occidental Petroleum Corp. 2,673 133,944
Phillips 66 1,635 199,176

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 11
Common Stocks (continued)
Issuer Shares Value ($)
Valero Energy Corp. 1,267 164,406
Total 4,353,115
Total Energy 4,397,394
Financials  20.1%
Banks 12.0%
Bank of America Corp. 43,494 1,818,919
Bank OZK 678 29,662
Citigroup, Inc. 12,256 786,467
Columbia Banking System, Inc. 1,323 37,719
East West Bancorp, Inc. 865 84,329
Fifth Third Bancorp 4,301 187,868
First Citizens BancShares, Inc. Class A 77 149,176
First Horizon Corp. 3,438 59,580
JPMorgan Chase & Co. 14,397 3,194,982
Wells Fargo & Co. 22,504 1,460,960
Wintrust Financial Corp. 409 47,399
Zions Bancorp NA 913 47,531
Total 7,904,592
Capital Markets 4.1%
Affiliated Managers Group, Inc. 197 38,198
Bank of New York Mellon Corp. (The) 4,677 352,459
BlackRock, Inc. 929 911,377
Cboe Global Markets, Inc. 653 139,461
CME Group, Inc. 2,320 522,835
Franklin Resources, Inc. 1,784 37,054
Janus Henderson Group PLC 815 33,668
Raymond James Financial, Inc. 1,179 174,752
SEI Investments Co. 632 47,248
State Street Corp. 1,910 177,248
Stifel Financial Corp. 636 65,902
T Rowe Price Group, Inc. 1,384 152,046
Virtu Financial, Inc. Class A 517 16,006
XP, Inc. Class A 2,366 41,311
Total 2,709,565
Consumer Finance 0.2%
SLM Corp. 1,356 29,873
Synchrony Financial 2,521 139,008
Total 168,881
Financial Services 0.5%
Corebridge Financial, Inc. 1,620 51,467
Euronet Worldwide, Inc.
(a)
269 26,488
Global Payments, Inc. 1,598 165,729
MGIC Investment Corp. 1,622 40,615
Western Union Co. (The) 1,743 18,755
Total 303,054
Insurance 3.3%
Allstate Corp. (The) 1,422 265,231
Assurant, Inc. 330 63,261
Axis Capital Holdings Ltd. 496 38,817
CNA Financial Corp. 139 6,660
Everest Group Ltd. 229 81,435
Globe Life, Inc. 557 58,819
Lincoln National Corp. 1,072 37,252
Loews Corp. 1,131 89,304
Marsh & McLennan Cos., Inc. 2,700 589,248
MetLife, Inc. 3,701 290,232
Prudential Financial, Inc. 2,261 276,927
Reinsurance Group of America, Inc. 416 87,809
Unum Group 1,156 74,192
Willis Towers Watson PLC 640 193,402
Total 2,152,589
Common Stocks (continued)
Issuer Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Rithm Capital Corp. 3,074 32,554
Total Financials 13,271,235
Health Care  14.9%
Biotechnology 2.3%
AbbVie, Inc. 2,647 539,644
Alnylam Pharmaceuticals, Inc.
(a)
34 9,064
Amgen, Inc. 310 99,250
Biogen, Inc.
(a)
383 66,642
BioMarin Pharmaceutical, Inc.
(a)
497 32,747
Exact Sciences Corp.
(a)
282 19,438
Exelixis, Inc.
(a)
120 3,984
Gilead Sciences, Inc. 3,146 279,428
Incyte Corp.
(a)
385 28,536
Ionis Pharmaceuticals, Inc.
(a)
27 1,036
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
51 39
Moderna, Inc.
(a)
846 45,989
Regeneron Pharmaceuticals, Inc.
(a)
246 206,197
Roivant Sciences Ltd.
(a)
1,118 12,913
United Therapeutics Corp.
(a)
111 41,511
Vertex Pharmaceuticals, Inc.
(a)
338 160,881
Total 1,547,299
Health Care Equipment & Supplies 2.1%
Baxter International, Inc. 4,324 154,367
DENTSPLY SIRONA, Inc. 1,731 40,107
Hologic, Inc.
(a)
1,936 156,564
Medtronic PLC 10,797 963,632
Solventum Corp.
(a)
1,220 88,548
Total 1,403,218
Health Care Providers & Services 3.0%
Cardinal Health, Inc. 844 91,591
Centene Corp.
(a)
4,472 278,427
Cigna Group (The) 2,157 679,045
HCA Healthcare, Inc. 1,218 436,945
McKesson Corp. 632 316,373
Premier, Inc. Class A 874 17,611
Tenet Healthcare Corp.
(a)
820 127,117
Total 1,947,109
Life Sciences Tools & Services 0.6%
Avantor, Inc.
(a)
5,657 126,547
Azenta, Inc.
(a)
453 18,614
Mettler-Toledo International, Inc.
(a)
181 233,807
Total 378,968
Pharmaceuticals 6.9%
Bristol-Myers Squibb Co. 17,005 948,369
Jazz Pharmaceuticals PLC
(a)
524 57,656
Johnson & Johnson 20,528 3,281,606
Organon & Co. 2,161 40,583
Perrigo Co. PLC 1,152 29,526
Royalty Pharma PLC Class A 3,315 89,505
Viatris, Inc. 9,957 115,501
Total 4,562,746
Total Health Care 9,839,340
Industrials  14.7%
Aerospace & Defense 1.0%
Curtiss-Wright Corp. 283 97,624
Lockheed Martin Corp. 1,067 582,635
Total 680,259
Air Freight & Logistics 1.9%
Expeditors International of Washington, Inc. 869 103,411
FedEx Corp. 1,662 455,139

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETFs | 2024
Common Stocks (continued)
Issuer Shares Value ($)
United Parcel Service, Inc. Class B 5,389 722,449
Total 1,280,999
Building Products 1.5%
A O Smith Corp. 885 66,464
Builders FirstSource, Inc.
(a)
814 139,520
Carlisle Cos., Inc. 296 124,980
Masco Corp. 1,633 130,493
Owens Corning 629 111,201
Trane Technologies PLC 1,108 410,137
Total 982,795
Commercial Services & Supplies 0.1%
Cintas Corp. 129 26,550
MSA Safety, Inc. 271 44,972
Total 71,522
Construction & Engineering 0.3%
AECOM 992 105,945
EMCOR Group, Inc. 210 93,675
Total 199,620
Electrical Equipment 0.2%
Acuity Brands, Inc. 233 70,061
Generac Holdings, Inc.
(a)
222 36,752
Total 106,813
Ground Transportation 1.6%
CSX Corp. 14,369 483,373
Ryder System, Inc. 313 45,786
Union Pacific Corp. 2,337 542,347
Total 1,071,506
Industrial Conglomerates 0.7%
3M Co. 3,295 423,309
Machinery 4.9%
Allison Transmission Holdings, Inc. 646 69,032
Caterpillar, Inc. 3,108 1,169,230
Cummins, Inc. 1,013 333,257
Donaldson Co., Inc. 883 64,600
Esab Corp. 416 51,185
Flowserve Corp. 973 51,219
Fortive Corp. 2,573 183,789
Gates Industrial Corp. PLC
(a)
1,518 29,373
Lincoln Electric Holdings, Inc. 292 56,227
Middleby Corp. (The)
(a)
393 50,972
Otis Worldwide Corp. 3,001 294,698
PACCAR, Inc. 3,839 400,331
Snap-on, Inc. 385 127,100
Stanley Black & Decker, Inc. 1,130 105,022
Westinghouse Air Brake Technologies Corp. 1,296 243,622
Total 3,229,657
Marine Transportation 0.1%
Kirby Corp.
(a)
430 49,347
Passenger Airlines 0.7%
Delta Air Lines, Inc. 4,773 273,111
United Airlines Holdings, Inc.
(a)
2,451 191,815
Total 464,926
Professional Services 1.2%
Automatic Data Processing, Inc. 216 62,476
Broadridge Financial Solutions, Inc. 76 16,025
CACI International, Inc. Class A
(a)
163 90,067
Genpact Ltd. 1,278 48,781
Leidos Holdings, Inc. 992 181,695
Paychex, Inc. 1,511 210,528
Science Applications International Corp. 374 53,965
SS&C Technologies Holdings, Inc. 1,581 110,559
Total 774,096
Common Stocks (continued)
Issuer Shares Value ($)
Trading Companies & Distributors 0.5%
Core & Main, Inc. Class A
(a)
482 21,343
Ferguson Enterprises, Inc. 1,394 274,256
WESCO International, Inc. 321 61,622
Total 357,221
Total Industrials 9,692,070
Information Technology  9.3%
Communications Equipment 4.5%
Ciena Corp.
(a)
1,412 89,676
Cisco Systems, Inc. 40,533 2,219,992
F5, Inc.
(a)
592 138,457
Juniper Networks, Inc. 3,271 127,242
Motorola Solutions, Inc. 869 390,485
Total 2,965,852
Electronic Equipment, Instruments & Components 0.1%
TD SYNNEX Corp. 768 88,589
IT Services 0.6%
EPAM Systems, Inc.
(a)
518 97,721
Okta, Inc.
(a)
890 63,982
Twilio, Inc. Class A
(a)
1,352 109,039
VeriSign, Inc.
(a)
797 140,941
Total 411,683
Semiconductors & Semiconductor Equipment 1.0%
Allegro MicroSystems, Inc.
(a)
1,251 26,071
Amkor Technology, Inc. 1,170 29,777
Applied Materials, Inc. 696 126,380
Cirrus Logic, Inc.
(a)
538 59,083
Lattice Semiconductor Corp.
(a)
189 9,575
Qorvo, Inc.
(a)
951 67,768
QUALCOMM, Inc. 711 115,729
Skyworks Solutions, Inc. 1,617 141,617
Teradyne, Inc. 139 14,763
Universal Display Corp. 231 41,654
Total 632,417
Software 1.6%
BILL Holdings, Inc.
(a)
764 44,587
Dropbox, Inc. Class A
(a)
1,604 41,463
Fortinet, Inc.
(a)
1,162 91,403
Gen Digital, Inc. 5,394 157,019
Informatica, Inc. Class A
(a)
641 17,499
Nutanix, Inc. Class A
(a)
1,727 107,247
Salesforce, Inc. 1,424 414,911
Uipath, Inc. Class A
(a)
602 7,441
Zoom Video Communications, Inc. Class A
(a)
2,640 197,314
Total 1,078,884
Technology Hardware, Storage & Peripherals 1.5%
Dell Technologies, Inc. Class C 2,371 293,127
Hewlett Packard Enterprise Co. 13,475 262,628
HP, Inc. 7,472 265,405
NetApp, Inc. 1,149 132,491
Pure Storage, Inc. Class A
(a)
407 20,370
Total 974,021
Total Information Technology 6,151,446
Materials  4.6%
Chemicals 1.7%
Ashland, Inc. 479 40,509
Celanese Corp. 788 99,264
CF Industries Holdings, Inc. 1,775 145,958
LyondellBasell Industries NV Class A 2,497 216,865
Mosaic Co. (The) 3,066 82,046
NewMarket Corp. 65 34,123
Olin Corp. 1,131 46,405

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 13
Common Stocks (continued)
Issuer Shares Value ($)
PPG Industries, Inc. 2,245 279,525
RPM International, Inc. 941 119,611
Scotts Miracle-Gro Co. (The) 393 34,183
Westlake Corp. 326 43,012
Total 1,141,501
Construction Materials 1.0%
CRH PLC 6,621 631,842
Eagle Materials, Inc. 79 22,551
Total 654,393
Containers & Packaging 0.8%
Packaging Corp. of America 861 197,117
Smurfit WestRock PLC 5,111 263,217
Sonoco Products Co. 955 50,157
Total 510,491
Metals & Mining 1.1%
Cleveland-Cliffs, Inc.
(a)
2,955 38,356
Nucor Corp. 2,292 325,097
Reliance, Inc. 546 156,342
Steel Dynamics, Inc. 1,402 182,961
Total 702,756
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 189 18,692
Total Materials 3,027,833
Real Estate  4.5%
Diversified REITs 0.2%
WP Carey, Inc. 1,953 108,821
Health Care REITs 0.2%
Alexandria Real Estate Equities, Inc. 1,531 170,783
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc. 6,130 105,681
Park Hotels & Resorts, Inc. 1,849 25,683
Total 131,364
Industrial REITs 0.1%
STAG Industrial, Inc. 1,612 60,095
Office REITs 0.1%
Highwoods Properties, Inc. 932 31,259
Kilroy Realty Corp. 1,046 42,070
Total 73,329
Real Estate Management & Development 0.5%
CoStar Group, Inc.
(a)
3,582 260,734
Jones Lang LaSalle, Inc.
(a)
293 79,391
Total 340,125
Residential REITs 0.4%
American Homes 4 Rent Class A 2,988 105,297
Invitation Homes, Inc. 5,490 172,441
Total 277,738
Retail REITs 0.8%
Brixmor Property Group, Inc. 2,668 71,903
NNN REIT, Inc. 1,614 70,112
Simon Property Group, Inc. 2,151 363,777
Total 505,792
Specialized REITs 2.0%
EPR Properties 672 30,489
Equinix, Inc. 800 726,464
Gaming and Leisure Properties, Inc. 2,302 115,537
Rayonier, Inc. 1,307 40,818
SBA Communications Corp. 939 215,472
Weyerhaeuser Co. 6,423 200,141
Total 1,328,921
Total Real Estate 2,996,968
Common Stocks (continued)
Issuer Shares Value ($)
Utilities  4.9%
Electric Utilities 3.4%
Edison International 4,333 357,039
Entergy Corp. 2,429 375,961
Evergy, Inc. 2,536 153,276
Exelon Corp. 11,410 448,413
PG&E Corp. 24,500 495,390
Xcel Energy, Inc. 6,332 423,041
Total 2,253,120
Gas Utilities 0.1%
UGI Corp. 2,391 57,169
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 8,218 135,515
Clearway Energy, Inc. Class A 394 10,496
Clearway Energy, Inc. Class C 934 26,507
Total 172,518
Multi-Utilities 1.1%
Ameren Corp. 3,054 266,034
DTE Energy Co. 2,352 292,165
NiSource, Inc. 5,094 179,105
Total 737,304
Total Utilities 3,220,111
Total Common Stocks
(Cost $58,445,992) 64,745,742
Exchange-Traded Equity Funds 1.3%
Issuer Shares Value ($)
Financials  1.3%
Financial Select Sector SPDR Fund 10,517 488,830
iShares U.S. Financials ETF 3,596 383,837
Vanguard Financials ETF 226 25,590
Total 898,257
Total Exchange-Traded Equity Funds
(Cost $798,223) 898,257
Money Market Funds 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.688%
(e)
364,527 364,527
Total Money Market Funds
(Cost $364,527) 364,527
Total Investments in Securities
(Cost $59,608,742) 66,008,526
Other Assets & Liabilities, Net 37,578
Net Assets 66,046,104

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETFs | 2024
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
51
—
39
Notes to Portfolio of Investments
(a)
Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the value of these securities amounted to $39, which represents less than 0.01% of net assets.
(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At October 31, 2024, the total market value of these securities amounted to $39, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d)
Valuation based on significant unobservable inputs.
(e)
The rate shown is the seven-day current annualized yield at October 31, 2024.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 15
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 2,748,365 – – 2,748,365
Consumer Discretionary 4,002,051 – – 4,002,051
Consumer Staples 5,398,929 – – 5,398,929
Energy 4,397,394 – – 4,397,394
Financials 13,271,235 – – 13,271,235
Health Care 9,839,301 – 39 9,839,340
Industrials 9,692,070 – – 9,692,070
Information Technology 6,151,446 – – 6,151,446
Materials 3,027,833 – – 3,027,833
Real Estate 2,996,968 – – 2,996,968
Utilities 3,220,111 – – 3,220,111
Total Common Stocks 64,745,703 – 39 64,745,742
Exchange-Traded Equity Funds 898,257 – – 898,257
Money Market Funds 364,527 – – 364,527
Total Investments in Securities 66,008,487 – 39 66,008,526
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETFs | 2024
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,153,600,249 and $59,608,742, respectively) $1,253,441,911 $66,008,526
Receivable for:
Dividends 587,376 48,085
Capital shares sold 172,692 –
Reclaims receivable 260 –
Total assets 1,254,202,239 66,056,611
Liabilities
Payable for:
Investment management fees 148,051 10,507
Total liabilities 148,051 10,507
Net assets applicable to outstanding capital stock $1,254,054,188 $66,046,104
Represented by:
Paid-in capital $1,143,545,667 $60,268,261
Total distributable earnings (loss) 110,508,521 5,777,843
Total - representing net assets applicable to outstanding capital stock $1,254,054,188 $66,046,104
Shares outstanding 36,925,000 2,600,000
Net asset value per share $33.96 $25.40

STATEMENT OF OPERATIONS
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 17
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $8,585,981 $1,041,466
Foreign taxes withheld (1,522) (340)
Total income 8,584,459 1,041,126
Expenses:
Investment management fees 876,291 80,724
Overdraft expense – 1
Total expenses 876,291 80,725
Net Investment Income 7,708,168 960,401
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 5,733,102 578,684
In-kind transactions - unaffiliated issuers 25,232,436 906,883
Net realized gain 30,965,538 1,485,567
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 113,437,315 7,617,886
Net change in unrealized appreciation 113,437,315 7,617,886
Net realized and unrealized gain 144,402,853 9,103,453
Net Increase in net assets resulting from operations $152,111,021 $10,063,854

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETFs | 2024
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income $7,708,168 $2,247,748 $960,401 $501,110
Net realized gain 30,965,538 18,246,960 1,485,567 24,751
Net change in unrealized appreciation (depreciation) 113,437,315 (12,264,963) 7,617,886 (84,827)
Net increase in net assets resulting from operations 152,111,021 8,229,745 10,063,854 441,034
Distributions to shareholders
Net investment income and net realized gains (2,889,739) (801,350) (484,695) (541,181)
Shareholder transactions
Proceeds from shares sold 1,027,556,148 381,574,844 43,970,901 8,148,995
Cost of shares redeemed (152,605,178) (237,820,368) (6,172,944) (6,655,690)
Net increase in net assets resulting from shareholder
transactions 874,950,970 143,754,476 37,797,957 1,493,305
Increase in net assets 1,024,172,252 151,182,871 47,377,116 1,393,158
Net Assets:
Net assets beginning of year 229,881,936 78,699,065 18,668,988 17,275,830
Net assets at end of year $1,254,054,188 $229,881,936 $66,046,104 $18,668,988
Capital stock activity
Shares outstanding, beginning of year 9,350,000 3,425,000 950,000 875,000
Shares sold 32,675,000 15,450,000 1,925,000 400,000
Shares redeemed (5,100,000) (9,525,000) (275,000) (325,000)
Shares outstanding, end of year 36,925,000 9,350,000 2,600,000 950,000

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Core ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 19
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of year $24.59 $22.98 $31.23 $21.79 $20.31
Income (loss) from investment operations:
Net investment income 0.41 0.39 0.39 0.41 0.37
Net realized and unrealized gain (loss) 9.24 1.54 (3.08) 9.30 1.22
Total from investment operations 9.65 1.93 (2.69) 9.71 1.59
Less distributions to shareholders:
Net investment income (0.28) (0.32) (0.78) (0.25) (0.11)
Net realized gains – – (4.78) (0.02) (0.00)
(a)
Total distribution to shareholders (0.28) (0.32) (5.56) (0.27) (0.11)
Net asset value, end of year $33.96 $24.59 $22.98 $31.23 $21.79
Total Return at NAV 39.49% 8.53% (10.57)% 44.90% 7.82%
Total Return at Market Price 39.49% 8.37% (10.32)% 45.27% 7.46%
Ratios to average net assets:
Total gross expenses
(b)
0.15% 0.15%
(c)
0.15% 0.15% 0.15%
Total net expenses
(b)(d)
0.15% 0.15%
(c)
0.15% 0.15% 0.15%
Net investment income 1.32% 1.57% 1.63% 1.58% 1.73%
Supplemental data
Net assets, end of
year
(in thousands) $1,254,054 $229,882 $78,699 $28,107 $72,448
Portfolio turnover 49% 45% 65% 49% 41%
(a) Rounds to zero.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Value ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Indexed ETFs | 2024
Year Ended October 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of year $19.65 $19.74 $20.96 $18.46 $20.24
Income (loss) from investment operations:
Net investment income 0.53 0.49 0.47 0.43 0.56
Net realized and unrealized gain (loss) 5.76 (0.10) (1.44) 6.74 (2.19)
Total from investment operations 6.29 0.39 (0.97) 7.17 (1.63)
Less distributions to shareholders:
Net investment income (0.54) (0.48) (0.12) (4.16) (0.15)
Net realized gains – – (0.13) (0.51) (0.00)
(a)
Total distribution to shareholders (0.54) (0.48) (0.25) (4.67) (0.15)
Net asset value, end of year $25.40 $19.65 $19.74 $20.96 $18.46
Total Return at NAV 32.50% 2.02% (4.66)% 45.48% (8.16)%
Total Return at Market Price 33.21% 1.55% (4.46)% 45.90% (8.50)%
Ratios to average net assets:
Total gross expenses
(b)
0.19%
(c)
0.19%
(c)
0.19% 0.19% 0.19%
Total net expenses
(b)(d)
0.19%
(c)
0.19%
(c)
0.19% 0.19% 0.19%
Net investment income 2.26% 2.43% 2.30% 2.14% 2.93%
Supplemental data
Net assets, end of
year
(in thousands) $66,046 $18,669 $17,276 $11,003 $462
Portfolio turnover 62% 76% 99% 84% 95%
(a) Rounds to zero.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2024
Indexed ETFs | 2024 21
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
22 Indexed ETFs | 2024
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETFs | 2024 23
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
24 Indexed ETFs | 2024
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions from investments, capital loss carryforwards, reversal of capital gains (losses) on a redemption in kind and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Research Enhanced Core ETF (38,807) (24,741,295) 24,780,102
Columbia Research Enhanced Value ETF (9,641) (887,246) 896,887
Year Ended October 31, 2024 Year Ended October 31, 2023
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia Research Enhanced Core ETF 2,889,739 - 2,889,739 801,350 - 801,350
Columbia Research Enhanced Value ETF 484,695 - 484,695 541,181 - 541,181
Fund
Undistributed ordinary
income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 12,716,697 - - 97,791,824
Columbia Research Enhanced Value ETF 846,905 - (1,366,321) 6,297,259

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETFs | 2024 25
At October 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2024, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2024, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2024, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the year ended October 31, 2024, the in-kind redemptions were as follows:
Fund Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 1,155,650,087 119,045,805 (21,253,981) 97,791,824
Columbia Research Enhanced Value ETF 59,711,267 7,730,926 (1,433,667) 6,297,259
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia Research Enhanced Core ETF - - - (1,624,951)
Columbia Research Enhanced Value ETF 589,198 777,123 1,366,321 (805,463)
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 313,848,503 289,661,010
Columbia Research Enhanced Value ETF 29,203,526 26,335,190
Fund Contributions ($)
Columbia Research Enhanced Core ETF 996,931,529
Columbia Research Enhanced Value ETF 40,849,903
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 121,611,534 146,843,970 25,232,436
Columbia Research Enhanced Value ETF 4,847,984 5,754,867 906,883

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
26 Indexed ETFs | 2024
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the year ended October 31, 2024.
Note 8. Significant risks
Financials sector risk
Columbia Research Enhanced Value ETF is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Information technology sector risk
Columbia Research Enhanced Core ETF is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETFs | 2024 27
could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
Passive Investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their
Index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the Index regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

28 Indexed ETFs | 2024
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Research Enhanced Core ETF and
Columbia Research Enhanced Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF (two of the funds constituting
Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Indexed ETFs | 2024 29
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2024 . Shareholders will be notiﬁed in early 2025 of the amounts for use in preparing 2024 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
Fund DRD QDI
Columbia Research Enhanced Core ETF 74.12% 81.27%
Columbia Research Enhanced Value ETF 94.55% 100.00%

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
30 Indexed ETFs | 2024
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Research Enhanced Core ETF and Columbia Research
Enhanced Value ETF (each, a Fund, and together, the Funds). Under an investment management services agreement
(each, an IMS Agreement, and together, the IMS Agreements), the Investment Manager provides investment advice and other services to each of the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of each IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June
2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue each IMS Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of each IMS Agreement;
Descriptions of various services performed by the Investment Manager under each IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of each IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Indexed ETFs | 2024 31
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as
BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under each IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of each IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreements supported the continuation of each IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks, (iii)
the net assets of the Funds and (iv) index tracking error data of the Funds. The Board observed that each Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board considered the unitary fee structure utilized by the Funds, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
32 Indexed ETFs | 2024
for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that Columbia Research Enhanced Core ETF’s total expense ratio approximated the peer universe’s median expense ratio and Columbia Research Enhanced Value ETF’s total expense ratio was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of each IMS Agreement.
Economies of scale
The Board considered that each IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN305_10_P01_(12/24)
CET002278
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Indexed ETF
Annual Financial Statements and Additional
Information
October 31, 2024
Columbia Short Duration Bond ETF

Indexed ETF | 2024

Portfolio of Investments 3
Statement of Assets and Liabilities 16
Statement of Operations 17
Statement of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 28
Approval of Investment Management Services Agreement 29

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 3
Asset-Backed Securities - Non-Agency   10.2%
Issue
Description
Principal
Amount ($) Value ($)
Ally Auto Receivables Trust
Class A3, Series 2023-1, 5.460%,
05/15/28 100,000 100,896
American Airlines Pass Through Trust
Series A, 3.700%, 10/01/26 96,523 93,008
AmeriCredit Automobile Receivables Trust
Class D, Series 2020-3, 1.490%,
09/18/26 135,000 132,581
BMW Vehicle Lease Trust 2024-1
Class A3, Series 2024-1, 4.980%,
03/25/27 100,000 100,443
Bridgecrest Lending Auto Securitization Trust
2024-1
Class D, Series 2024-1, 6.030%,
11/15/29 200,000 203,144
Capital One Prime Auto Receivables Trust
Class A4, Series 2023-1, 4.760%,
08/15/28 100,000 100,090
Carmax Auto Owner Trust
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 96,376
Class A4, Series 2023-1, 4.650%,
01/16/29 175,000 174,930
Class C, Series 2024-1, 5.470%,
08/15/29 200,000 201,494
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 286,824
Exeter Automobile Receivables Trust
Class D, Series 2021-4A, 1.960%,
01/17/28 100,000 97,778
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 72,839
Class D, Series 2022-1A, 3.020%,
06/15/28 175,000 171,313
Exeter Automobile Receivables Trust 2024-4
Class D, Series 2024-4A, 5.810%,
12/16/30 100,000 100,861
Ford Credit Auto Lease Trust
Class C, Series 2023-B, 6.430%,
04/15/27 100,000 101,964
Ford Credit Auto Owner Trust
Class A4, Series 2023-A, 4.560%,
12/15/28 150,000 149,819
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 99,154
Class A4, Series 2022-B, 3.930%,
08/15/27 150,000 148,671
GM Financial Automobile Leasing Trust
Class A4, Series 2024-1, 5.090%,
02/22/28 100,000 100,588
Gm Financial Automobile Leasing Trust 2024-2
Class A3, Series 2024-2, 5.390%,
07/20/27 125,000 126,507
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2021-4, 0.990%,
10/18/27 118,000 113,860
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 146,886
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A4, Series 2022-3, 3.710%,
12/16/27 150,000 147,989
Gm Financial Consumer Automobile Receivables
Trust 2024-3
Class A4, Series 2024-3, 5.090%,
11/16/29 100,000 101,394
Harley-Davidson Motorcycle Trust 2024-A
Class A3, Series 2024-A, 5.370%,
03/15/29 150,000 151,715
Honda Auto Receivables Owner Trust
Class A3, Series 2023-2, 4.930%,
11/15/27 150,000 150,661
Class A4, Series 2023-4, 5.660%,
02/21/30 250,000 255,561
Hyundai Auto Receivables Trust
Class A4, Series 2022-A, 2.350%,
04/17/28 145,000 141,300
Class A4, Series 2023-A, 4.480%,
07/17/28 100,000 99,744
Hyundai Auto Receivables Trust 2024-B
Class B, Series 2024-B, 5.040%,
09/16/30 100,000 100,530
Mercedes-Benz Auto Lease Trust 2024-A
Class A4, Series 2024-A, 5.320%,
02/15/30 225,000 228,231
Nissan Auto Receivables 2024-A Owner Trust
Class A4, Series 2024-A, 5.180%,
04/15/31 175,000 178,301
Santander Drive Auto Receivables Trust
Class C, Series 2023-6, 6.400%,
03/17/31 125,000 129,169
Class C, Series 2023-1, 5.090%,
05/15/30 100,000 100,071
Santander Drive Auto Receivables Trust 2023-6
Class B, Series 2023-6, 5.980%,
04/16/29 100,000 101,814
Toyota Auto Receivables Owner Trust
Class A4, Series 2023-A, 4.420%,
08/15/28 125,000 124,140
Class A4, Series 2022-C, 3.770%,
02/15/28 150,000 148,131
Volkswagen Auto Loan Enhanced Trust
Class A4, Series 2023-2, 5.570%,
04/22/30 100,000 102,236
World Omni Auto Receivables Trust
Class A4, Series 2022-A, 1.900%,
03/15/28 150,000 144,607
World Omni Auto Receivables Trust 2024-B
Class A3, Series 2024-B, 5.270%,
09/17/29 125,000 126,854
Class A4, Series 2024-B, 5.230%,
07/15/30 100,000 101,773
World Omni Select Auto Trust
Class B, Series 2023-A, 5.870%,
08/15/28 135,000 136,577
Total Asset-Backed Securities - Non-
Agency
(Cost $5,683,741) 5,690,824

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETF | 2024
Commercial Mortgage-Backed Securities - Non-Agency   9.9%
Issue
Description
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 124,704
Class A2, Series 2019-BN16,
3.933%, 02/15/52 80,025 79,835
Class AS, Subordinated Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 94,272
Class A3, Series 2018-BN12,
3.990%, 05/15/61 100,000 96,958
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 72,885
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 95,736
Bank5
Class AS, Series 2023-5YR3,
7.315%, 09/15/56
(a)
150,000 159,846
Bank5 2024-5yr8
Class A3, Series 2024-5YR8,
5.884%, 08/15/57 200,000 206,334
Barclays Commercial Mortgage Trust
Class A4, Series 2019-C5, 3.063%,
11/15/52 100,000 91,625
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 75,616 74,521
Class A3, Series 2023-5C23,
6.675%, 12/15/56
(a)
125,000 132,118
Class A2B, Series 2023-C19,
5.753%, 04/15/56 175,000 176,820
BBCMS Mortgage Trust 2024-5c29
Class A3, Series 2024-5C29,
5.208%, 09/15/57 100,000 100,612
Benchmark 2024-V7 Mortgage Trust
Class A3, Series 2024-V7, 6.228%,
05/15/56 200,000 209,182
Cantor Commercial Real Estate Lending
Class A4, Series 2019-CF2,
2.624%, 11/15/52 121,044 108,410
Class A5, Series 2019-CF1,
3.786%, 05/15/52 100,000 92,883
CD Mortgage Trust
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 58,917 57,734
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 133,409
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 148,003
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 47,386
CGMS Commercial Mortgage Trust
Class A3, Series 2017-B1, 3.197%,
08/15/50 96,765 92,529
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 118,767
Citigroup Commercial Mortgage Trust
Class A4, Series 2016-C2, 2.832%,
08/10/49 150,000 144,275
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A3, Series 2018-C5, 3.963%,
06/10/51 170,270 164,220
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 92,092
Class B, Subordinated Series
2015-P1, 4.316%, 09/15/48
(a)
100,000 96,912
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 137,147
Class AAB, Series 2017-P8,
3.268%, 09/15/50 77,532 75,896
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 97,204
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 97,414
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.463%, 10/10/48
(a)
56,000 42,196
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 95,026
Class C, Series 2013-CR13,
4.944%, 11/10/46
(a)
23,699 22,025
GS Mortgage Securities Trust
Class C, Subordinated Series
2016-GS3, 3.980%, 10/10/49
(a)
75,000 68,409
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 144,430
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 91,873
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 125,562
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 95,945
Morgan Stanley Bank of America Merrill Lynch
Trust
Class C, Subordinated Series
2016-C31, 4.257%, 11/15/49
(a)
50,000 42,957
Class A5, Series 2017-C33,
3.599%, 05/15/50 195,000 187,373
Class ASB, Series 2017-C34,
3.354%, 11/15/52 53,641 52,567
Morgan Stanley Capital I
Class A3, Series 2017-HR2,
3.330%, 12/15/50 123,827 118,994
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 144,141
Morgan Stanley Capital I Trust 2019-H7
Class A4, Series 2019-H7, 3.261%,
07/15/52 100,000 92,017
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 143,902
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 62,730 62,364
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 86,116 84,929

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 5
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A3, Series 2015-P2, 3.541%,
12/15/48 67,441 66,659
Class A5, Series 2017-C39,
3.418%, 09/15/50 125,000 118,522
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 89,582
Class A4, Series 2017-C41,
3.472%, 11/15/50 100,000 95,798
Class A2, Series 2020-C56,
2.498%, 06/15/53 2,998 2,814
Class ASB, Series 2021-C61,
2.525%, 11/15/54 100,000 90,473
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,620,340) 5,498,287
Corporate Bonds   49.4%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)
2.196%, 02/04/26 80,000 77,058
5.040%, 05/01/27 119,000 118,530
Howmet Aerospace, Inc.
5.900%, 02/01/27 100,000 102,400
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 76,649
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 39,484
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 57,408
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 38,238
TransDigm, Inc.
6.375%, 03/01/29
(b)
200,000 203,017
Total 712,784
Airlines 1.0%
American Airlines Pass Through Trust
Class A, Series 2015-1, 3.375%,
05/01/27 46,744 44,579
Class AA, Series AA, 3.575%,
01/15/28 30,971 29,873
American Airlines, Inc.
7.250%, 02/15/28
(b)
220,000 223,646
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
60,000 59,852
Southwest Airlines Co.
2.625%, 02/10/30 60,000 53,269
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 42,788 42,277
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 58,950
4.625%, 04/15/29
(b)
60,000 57,454
Total 569,900
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 60,000 54,535
Automotive 0.7%
Benteler International AG
10.500%, 05/15/28
(b)
50,000 51,804
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(b)
60,000 61,422
Ford Motor Credit Co. LLC
4.000%, 11/13/30 120,000 108,491
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 114,982
Jaguar Land Rover Automotive PLC
5.875%, 01/15/28
(b)
80,000 79,133
Total 415,832
Banking 3.6%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 88,852
5.750%, 11/20/25 100,000 100,360
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 60,000 59,671
BankUnited, Inc.
5.125%, 06/11/30 120,000 115,528
Barclays PLC
4.375%, 01/12/26 200,000 198,776
Capital One Financial Corp.
Series ., 7.624%, (SOFRRATE +
3.070%), 10/30/31
(c)
60,000 66,667
Citigroup, Inc.
4.125%, 07/25/28 200,000 195,074
Citizens Financial Group, Inc.
2.850%, 07/27/26 50,000 48,170
Comerica, Inc.
4.000%, 02/01/29 40,000 38,037
Deutsche Bank AG/New York NY
6.819%, (SOFRRATE + 2.510%),
11/20/29
(c)
150,000 158,081
Discover Financial Services
4.100%, 02/09/27 100,000 98,298
Fifth Third Bancorp
5.631%, (SOFRRATE + 1.840%),
01/29/32
(c)
60,000 60,978
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 82,052
KeyCorp
Series MTN, 2.550%, 10/01/29 60,000 53,392
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 120,317
Regions Financial Corp.
1.800%, 08/12/28 40,000 35,613
Synchrony Financial
3.950%, 12/01/27 85,000 81,641
UniCredit SpA
7.296%, (USD 5 Year Swap +
4.914%), 04/02/34
(b),(c)
200,000 209,154
Webster Financial Corp.
4.100%, 03/25/29 85,000 80,675
Zions Bancorp NA
3.250%, 10/29/29 100,000 87,978
Total 1,979,314
Brokerage 0.3%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 181,172
Brokerage/Asset Managers/Exchanges 0.1%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 50,000 45,483

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Building Materials 0.5%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 82,179
Masco Corp.
2.000%, 02/15/31 60,000 50,530
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(b)
60,000 59,542
Standard Industries, Inc.
4.750%, 01/15/28
(b)
60,000 57,861
5.000%, 02/15/27
(b)
50,000 48,980
Total 299,092
Cable and Satellite 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
190,000 186,118
6.375%, 09/01/29
(b)
100,000 99,025
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 120,000 100,867
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 144,450
Sirius XM Radio, Inc.
4.000%, 07/15/28
(b)
100,000 93,522
5.000%, 08/01/27
(b)
100,000 98,037
Viasat, Inc.
5.625%, 04/15/27
(b)
85,000 79,470
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(b)
50,000 47,337
Total 848,826
Chemicals 0.9%
Axalta Coating Systems LLC
3.375%, 02/15/29
(b)
60,000 55,188
Celanese US Holdings LLC
6.165%, 07/15/27 50,000 51,130
6.330%, 07/15/29 60,000 62,084
Dow Chemical Co. (The)
2.100%, 11/15/30 60,000 51,399
DuPont de Nemours, Inc.
4.493%, 11/15/25 20,000 19,939
4.725%, 11/15/28 100,000 99,941
Nutrien Ltd.
4.200%, 04/01/29 60,000 58,545
Olin Corp.
5.125%, 09/15/27 50,000 49,304
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 38,824
Total 486,354
Construction Machinery 0.3%
Herc Holdings, Inc.
6.625%, 06/15/29
(b)
60,000 61,422
United Rentals North America, Inc.
3.875%, 11/15/27 100,000 96,266
Total 157,688
Consumer Cyclical Services 0.8%
ADT Security Corp. (The)
4.125%, 08/01/29
(b)
50,000 46,754
Brink's Co. (The)
4.625%, 10/15/27
(b)
50,000 48,566
eBay, Inc.
1.400%, 05/10/26 40,000 38,068
Expedia Group, Inc.
3.250%, 02/15/30 90,000 83,212
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(b)
50,000 49,387
Match Group Holdings II LLC
4.625%, 06/01/28
(b)
50,000 48,061
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
100,000 94,045
Service Corp. International
5.125%, 06/01/29 60,000 58,904
Total 466,997
Consumer Products 0.5%
Clorox Co. (The)
3.100%, 10/01/27 40,000 38,342
Haleon US Capital LLC
3.375%, 03/24/29 60,000 56,696
Newell Brands, Inc.
5.700%, 04/01/26 60,000 60,143
6.625%, 09/15/29 50,000 50,958
Whirlpool Corp.
2.400%, 05/15/31 60,000 50,046
Total 256,185
Diversified Manufacturing 1.1%
Carrier Global Corp.
2.493%, 02/15/27 40,000 38,246
Ingersoll Rand, Inc.
5.314%, 06/15/31 60,000 61,147
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
1.750%, 09/15/30 60,000 50,657
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 53,457
Parker-Hannifin Corp.
3.250%, 06/14/29 50,000 46,960
Regal Rexnord Corp.
6.300%, 02/15/30 60,000 62,058
RTX Corp.
4.125%, 11/16/28 120,000 117,392
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 38,826
WESCO Distribution, Inc.
6.375%, 03/15/29
(b)
60,000 61,199
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 60,000 59,717
Total 589,659
Electric 3.0%
AES Corp. (The)
1.375%, 01/15/26 40,000 38,311
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
120,000 113,247
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 48,161
Clearway Energy Operating LLC
4.750%, 03/15/28
(b)
50,000 48,505
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 78,294
Dominion Energy, Inc.
Series C, 3.375%, 04/01/30 60,000 55,547
DTE Energy Co.
Series C, 3.400%, 06/15/29 60,000 56,207
Duke Energy Corp.
4.300%, 03/15/28 60,000 59,147

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Edison International
6.950%, 11/15/29 60,000 64,823
Emera US Finance LP
3.550%, 06/15/26 80,000 78,163
Enel Americas SA
4.000%, 10/25/26 85,000 83,350
Eversource Energy
Series R, 1.650%, 08/15/30 100,000 83,282
FirstEnergy Corp.
Series B, 2.250%, 09/01/30 60,000 51,570
Series B, 3.900%, 07/15/27 30,000 29,283
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 37,625
3.550%, 05/01/27 40,000 38,981
NextEra Energy Operating Partners LP
4.500%, 09/15/27
(b)
50,000 47,999
NRG Energy, Inc.
5.750%, 01/15/28 50,000 50,071
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 78,983
3.750%, 07/01/28 80,000 76,780
PG&E Corp.
5.000%, 07/01/28 50,000 48,890
PPL Capital Funding, Inc.
4.125%, 04/15/30 50,000 47,960
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 61,835
Puget Energy, Inc.
2.379%, 06/15/28 50,000 45,417
Southern Co. (The)
5.500%, 03/15/29 60,000 61,687
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 204,703
Total 1,688,821
Environmental 0.3%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
100,000 99,119
Republic Services, Inc.
1.450%, 02/15/31 60,000 49,078
Total 148,197
Finance Companies 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 162,260
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 78,107
Ares Capital Corp.
2.150%, 07/15/26 40,000 37,956
3.875%, 01/15/26 50,000 49,159
Barings BDC, Inc.
7.000%, 02/15/29 50,000 50,988
Blackstone Private Credit Fund
4.000%, 01/15/29 60,000 56,511
Blackstone Secured Lending Fund
2.850%, 09/30/28 50,000 45,162
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 117,664
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(b)
60,000 58,896
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
50,000 52,827
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Golub Capital BDC, Inc.
6.000%, 07/15/29 60,000 60,085
Macquarie Airfinance Holdings Ltd.
8.125%, 03/30/29
(b)
30,000 31,703
Navient Corp.
5.500%, 03/15/29 60,000 57,156
OneMain Finance Corp.
3.500%, 01/15/27 170,000 162,226
3.875%, 09/15/28 60,000 55,385
6.625%, 05/15/29 50,000 50,104
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 47,618
SLM Corp.
4.200%, 10/29/25 80,000 78,509
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 119,513
Total 1,371,829
Food and Beverage 1.3%
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 39,082
Campbell Soup Co.
2.375%, 04/24/30 60,000 52,567
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 59,780
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 84,209
General Mills, Inc.
2.875%, 04/15/30 60,000 54,191
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL
5.500%, 01/15/30 60,000 59,825
Kellanova
3.250%, 04/01/26 40,000 39,194
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 75,000 69,017
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 58,409
McCormick & Co., Inc.
0.900%, 02/15/26 85,000 80,920
Mondelez International, Inc.
2.750%, 04/13/30 60,000 54,179
Sysco Corp.
3.300%, 07/15/26 40,000 39,079
Tyson Foods, Inc.
4.350%, 03/01/29 60,000 58,490
Total 748,942
Gaming 1.1%
GLP Capital LP / GLP Financing II, Inc.
5.300%, 01/15/29 40,000 39,906
5.375%, 04/15/26 40,000 40,016
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 201,998
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 83,308
5.750%, 07/21/28
(b)
200,000 191,185
MGM Resorts International
6.125%, 09/15/29 50,000 49,833
Total 606,246
Health Care 3.1%
AMN Healthcare, Inc.
4.625%, 10/01/27
(b)
50,000 48,199

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Avantor Funding, Inc.
4.625%, 07/15/28
(b)
40,000 38,666
Baxter International, Inc.
1.915%, 02/01/27 85,000 79,778
Becton Dickinson & Co.
4.693%, 02/13/28 60,000 59,964
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 58,090
Cencora, Inc.
3.450%, 12/15/27 40,000 38,611
Cigna Group (The)
3.400%, 03/01/27 85,000 82,542
4.375%, 10/15/28 50,000 49,112
CVS Health Corp.
1.300%, 08/21/27 85,000 76,982
4.300%, 03/25/28 80,000 77,996
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 102,571
HCA, Inc.
3.500%, 09/01/30 60,000 55,023
5.450%, 04/01/31 50,000 50,553
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 197,490
6.250%, 02/01/29 100,000 104,204
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 76,257
Medline Borrower LP
3.875%, 04/01/29
(b)
220,000 205,932
Revvity, Inc.
3.300%, 09/15/29 50,000 46,224
Solventum Corp.
5.450%, 03/13/31
(b)
60,000 60,491
Stryker Corp.
1.950%, 06/15/30 50,000 42,966
Teleflex, Inc.
4.625%, 11/15/27 50,000 49,113
Tenet Healthcare Corp.
4.250%, 06/01/29 50,000 47,322
5.125%, 11/01/27 100,000 99,192
Total 1,747,278
Healthcare Insurance 0.5%
Centene Corp.
3.375%, 02/15/30 100,000 89,624
4.625%, 12/15/29 60,000 57,372
Elevance Health, Inc.
4.101%, 03/01/28 40,000 39,212
Humana, Inc.
1.350%, 02/03/27 85,000 78,755
Total 264,963
Healthcare REIT 0.4%
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 81,183
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 83,810
Welltower OP LLC
4.250%, 04/15/28 40,000 39,357
Total 204,350
Home Construction 0.2%
Century Communities, Inc.
3.875%, 08/15/29
(b)
50,000 45,454
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
MDC Holdings, Inc.
3.850%, 01/15/30 60,000 56,958
Total 102,412
Independent Energy 1.4%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.250%, 12/31/28
(b)
50,000 51,025
California Resources Corp.
8.250%, 06/15/29
(b)
60,000 60,595
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 39,119
Chesapeake Energy Corp.
6.750%, 04/15/29
(b)
60,000 60,664
Civitas Resources, Inc.
8.375%, 07/01/28
(b)
50,000 51,699
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 82,237
Crescent Energy Finance LLC
9.250%, 02/15/28
(b)
50,000 52,505
Devon Energy Corp.
4.500%, 01/15/30 50,000 48,388
Diamondback Energy, Inc.
3.125%, 03/24/31 60,000 53,446
EQT Corp.
7.000%, 02/01/30 50,000 53,469
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(b)
50,000 47,974
Matador Resources Co.
6.875%, 04/15/28
(b)
60,000 61,038
Occidental Petroleum Corp.
7.500%, 05/01/31 60,000 66,401
Permian Resources Operating LLC
8.000%, 04/15/27
(b)
50,000 51,384
Total 779,944
Leisure 1.0%
Carnival Corp.
5.750%, 03/01/27
(b)
110,000 110,312
6.000%, 05/01/29
(b)
200,000 200,246
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
80,000 75,854
Royal Caribbean Cruises Ltd.
5.375%, 07/15/27
(b)
80,000 79,841
5.500%, 04/01/28
(b)
100,000 100,003
Total 566,256
Life Insurance 0.5%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 84,521
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 47,822
Global Atlantic Fin Co.
4.700%, (US 5 Year CMT T-Note +
3.796%), 10/15/51
(b),(c)
50,000 47,931
Lincoln National Corp.
3.050%, 01/15/30 50,000 45,430
3.800%, 03/01/28 40,000 38,722
Total 264,426
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
3.750%, 05/01/29
(b)
50,000 46,591
5.375%, 05/01/25
(b)
53,000 52,969
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 83,104

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Marriott International, Inc.
Series HH, 2.850%, 04/15/31 60,000 52,753
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 40,310
Total 275,727
Media and Entertainment 0.9%
Discovery Communications LLC
3.950%, 03/20/28 75,000 70,772
Netflix, Inc.
6.375%, 05/15/29 120,000 128,205
Paramount Global
4.200%, 06/01/29 50,000 46,796
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(c)
60,000 55,565
7.875%, 07/30/30 50,000 53,854
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 60,214
TEGNA, Inc.
4.625%, 03/15/28 80,000 75,432
Warnermedia Holdings, Inc.
4.054%, 03/15/29 40,000 37,371
Total 528,209
Media Cable 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 58,064
Metals and Mining 0.9%
Alcoa Nederland Holding BV
4.125%, 03/31/29
(b)
95,000 89,322
FMG Resources August 2006 Pty Ltd.
4.500%, 09/15/27
(b)
50,000 48,751
Freeport-McMoRan, Inc.
4.250%, 03/01/30 110,000 105,246
Mineral Resources Ltd.
8.000%, 11/01/27
(b)
50,000 51,223
9.250%, 10/01/28
(b)
100,000 105,349
Novelis Corp.
3.250%, 11/15/26
(b)
80,000 76,934
Yamana Gold, Inc.
2.630%, 08/15/31 40,000 33,992
Total 510,817
Midstream 3.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(b)
60,000 58,577
5.750%, 01/15/28
(b)
50,000 49,742
Buckeye Partners LP
3.950%, 12/01/26 85,000 81,683
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 40,256
Enbridge, Inc.
6.200%, 11/15/30 60,000 63,649
Energy Transfer LP
3.750%, 05/15/30 60,000 55,988
4.950%, 05/15/28 40,000 40,071
EnLink Midstream Partners LP
4.150%, 06/01/25 16,000 15,885
EQM Midstream Partners LP
5.500%, 07/15/28 100,000 99,579
6.500%, 07/01/27
(b)
75,000 76,717
Hess Midstream Operations LP
6.500%, 06/01/29
(b)
60,000 60,969
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kinder Morgan, Inc.
2.000%, 02/15/31 60,000 50,527
Kinetik Holdings LP
6.625%, 12/15/28
(b)
60,000 61,294
MPLX LP
2.650%, 08/15/30 60,000 52,789
National Fuel Gas Co.
3.950%, 09/15/27 40,000 38,902
NuStar Logistics LP
5.625%, 04/28/27 85,000 84,291
6.000%, 06/01/26 40,000 40,009
ONEOK, Inc.
4.000%, 07/13/27 50,000 48,981
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25 85,000 84,834
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 60,000 58,371
5.000%, 03/15/27 40,000 40,086
Sunoco LP
7.000%, 05/01/29
(b)
50,000 51,636
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 80,000 80,049
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 60,000 60,114
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 39,942
Venture Global LNG, Inc.
8.125%, 06/01/28
(b)
120,000 124,525
9.500%, 02/01/29
(b)
60,000 66,339
Western Midstream Operating LP
4.050%, 02/01/30 80,000 75,157
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 122,029
Total 1,822,991
Natural Gas 0.6%
Sempra
3.400%, 02/01/28 40,000 38,252
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 203,811
Southwest Gas Corp.
5.450%, 03/23/28 80,000 81,130
Total 323,193
Office REIT 0.4%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 39,231
Boston Properties LP
4.500%, 12/01/28 80,000 77,588
CubeSmart LP
2.000%, 02/15/31 60,000 50,042
Piedmont Operating Partnership LP
9.250%, 07/20/28 50,000 55,009
Total 221,870
Oil Field Services 0.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(b)
50,000 50,094
Other Financial Institutions 0.4%
Howard Hughes Corp. (The)
4.125%, 02/01/29
(b)
100,000 92,208
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 100,000 93,165

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.250%, 05/15/26 40,000 39,315
Total 224,688
Other Industry 0.4%
AECOM
5.125%, 03/15/27 50,000 49,694
Dycom Industries, Inc.
4.500%, 04/15/29
(b)
50,000 47,170
Quanta Services, Inc.
2.900%, 10/01/30 50,000 44,950
Williams Scotsman, Inc.
6.625%, 06/15/29
(b)
60,000 60,927
Total 202,741
Other REIT 0.5%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 39,471
Extra Space Storage LP
5.900%, 01/15/31 60,000 62,169
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30 60,000 54,291
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, 06/15/29
(b)
50,000 47,643
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, 02/15/29
(b)
30,000 28,700
Starwood Property Trust, Inc.
7.250%, 04/01/29
(b)
60,000 61,670
Total 293,944
Packaging 0.7%
Amcor Finance USA, Inc.
3.625%, 04/28/26 80,000 78,547
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 73,966
Ball Corp.
6.000%, 06/15/29 60,000 60,942
Berry Global, Inc.
5.800%, 06/15/31
(b)
60,000 60,634
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 39,663
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(b)
100,000 100,945
Total 414,697
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 81,539
Suzano Austria GmbH
3.750%, 01/15/31 60,000 53,490
Total 135,029
Pharmaceuticals 1.1%
Amgen, Inc.
5.250%, 03/02/30 120,000 122,328
Biogen, Inc.
2.250%, 05/01/30 50,000 43,368
Gilead Sciences, Inc.
2.950%, 03/01/27 90,000 86,856
3.650%, 03/01/26 40,000 39,491
Mylan, Inc.
4.550%, 04/15/28 60,000 58,778
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 189,487
Royalty Pharma PLC
2.150%, 09/02/31 50,000 41,439
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 2,000 1,953
Zoetis, Inc.
4.500%, 11/13/25 40,000 39,896
Total 623,596
Property & Casualty 0.6%
Aon Corp.
2.800%, 05/15/30 60,000 53,751
Assurant, Inc.
4.900%, 03/27/28 40,000 39,798
CNA Financial Corp.
3.450%, 08/15/27 85,000 82,214
Enstar Finance LLC
5.750%, (US 5 Year CMT T-Note +
5.468%), 09/01/40
(c)
80,000 78,816
Willis North America, Inc.
2.950%, 09/15/29 60,000 54,765
Total 309,344
Railroads 0.1%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 80,212
Refining 0.5%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 48,404
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 100,000 97,188
Phillips 66
3.900%, 03/15/28 40,000 38,923
Phillips 66 Co.
3.750%, 03/01/28 70,000 67,769
Total 252,284
Restaurants 0.4%
1011778 Bc Ulc / New Red Finance, Inc.
5.625%, 09/15/29
(b)
50,000 49,880
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(b)
40,000 38,104
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 77,928
Starbucks Corp.
3.500%, 03/01/28 40,000 38,715
Total 204,627
Retail REIT 0.4%
Agree LP
2.000%, 06/15/28 45,000 40,588
Brixmor Operating Partnership LP
4.050%, 07/01/30 40,000 37,871
NNN REIT, Inc.
4.000%, 11/15/25 50,000 49,568
Regency Centers LP
3.700%, 06/15/30 40,000 37,512
Store Capital LLC
4.500%, 03/15/28 80,000 77,531
Total 243,070
Retailers 1.3%
Advance Auto Parts, Inc.
3.900%, 04/15/30 50,000 44,456
AutoNation, Inc.
3.800%, 11/15/27 50,000 48,196
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 49,324

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 38,821
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 81,267
O'Reilly Automotive, Inc.
3.600%, 09/01/27 80,000 77,764
Rakuten Group, Inc.
11.250%, 02/15/27
(b)
200,000 217,321
Tapestry, Inc.
7.700%, 11/27/30 60,000 61,182
Under Armour, Inc.
3.250%, 06/15/26 60,000 57,683
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26 60,000 57,738
Total 733,752
Supermarkets 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 48,302
4.625%, 01/15/27
(b)
40,000 39,211
6.500%, 02/15/28
(b)
160,000 162,748
Kroger Co. (The)
4.500%, 01/15/29 40,000 39,619
Total 289,880
Technology 4.5%
Amdocs Ltd.
2.538%, 06/15/30 50,000 43,667
Avnet, Inc.
4.625%, 04/15/26 40,000 39,723
Block, Inc.
2.750%, 06/01/26 50,000 48,194
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 122,955
Broadcom, Inc.
4.750%, 04/15/29 50,000 49,815
Camelot Finance SA
4.500%, 11/01/26
(b)
50,000 49,123
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 40,110
5.300%, 10/01/29 60,000 60,975
6.020%, 06/15/26 22,000 22,364
Equifax, Inc.
3.100%, 05/15/30 60,000 54,624
Equinix, Inc.
3.200%, 11/18/29 60,000 55,406
Fair Isaac Corp.
4.000%, 06/15/28
(b)
50,000 47,469
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 38,137
Fiserv, Inc.
3.200%, 07/01/26 40,000 39,051
3.500%, 07/01/29 100,000 94,481
Flex Ltd.
3.750%, 02/01/26 85,000 83,629
Global Payments, Inc.
1.200%, 03/01/26 40,000 38,157
Hewlett Packard Enterprise Co.
4.550%, 10/15/29 50,000 49,053
5.250%, 07/01/28 60,000 60,735
HP, Inc.
3.000%, 06/17/27 40,000 38,349
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Imola Merger Corp.
4.750%, 05/15/29
(b)
80,000 77,796
Intel Corp.
4.875%, 02/10/28 50,000 49,792
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 49,080
5.000%, 07/15/28
(b)
100,000 97,428
Jabil, Inc.
3.600%, 01/15/30 50,000 46,199
Keysight Technologies, Inc.
3.000%, 10/30/29 60,000 54,803
4.600%, 04/06/27 50,000 49,984
Micron Technology, Inc.
6.750%, 11/01/29 50,000 53,663
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 79,674
ON Semiconductor Corp.
3.875%, 09/01/28
(b)
60,000 56,302
Open Text Corp.
3.875%, 02/15/28
(b)
60,000 56,415
Oracle Corp.
2.650%, 07/15/26 85,000 82,215
3.250%, 11/15/27 80,000 76,851
PTC, Inc.
4.000%, 02/15/28
(b)
60,000 57,366
Roper Technologies, Inc.
2.950%, 09/15/29 50,000 45,929
Seagate HDD Cayman
4.875%, 06/01/27 60,000 59,246
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 114,170
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 80,446
VMware LLC
1.400%, 08/15/26 85,000 80,130
3.900%, 08/21/27 40,000 39,081
Western Digital Corp.
2.850%, 02/01/29 60,000 53,113
4.750%, 02/15/26 60,000 59,253
Total 2,494,953
Tobacco 0.3%
Altria Group, Inc.
3.400%, 05/06/30 60,000 55,341
BAT Capital Corp.
2.259%, 03/25/28 75,000 68,807
3.557%, 08/15/27 33,000 31,983
Total 156,131
Transportation Services 0.4%
Cargo Aircraft Management, Inc.
4.750%, 02/01/28
(b)
50,000 47,713
FedEx Corp.
3.250%, 04/01/26 60,000 58,825
GXO Logistics, Inc.
1.650%, 07/15/26 50,000 47,354
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 59,092
Total 212,984
Wireless 1.4%
American Tower Corp.
2.900%, 01/15/30 50,000 45,266

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Crown Castle, Inc.
3.800%, 02/15/28 60,000 57,968
Rogers Communications, Inc.
3.625%, 12/15/25 50,000 49,302
5.250%, (US 5 Year CMT T-Note +
3.590%), 03/15/82
(b),(c)
50,000 48,928
SBA Communications Corp.
3.125%, 02/01/29 80,000 72,797
3.875%, 02/15/27 60,000 58,075
Sprint LLC
7.625%, 03/01/26 80,000 82,097
T-Mobile USA, Inc.
2.050%, 02/15/28 20,000 18,362
2.550%, 02/15/31 180,000 156,489
3.875%, 04/15/30 60,000 56,995
Vodafone Group PLC
3.250%, (US 5 Year CMT T-Note +
2.447%), 06/04/81
(c)
80,000 76,889
Zegona Finance PLC
8.625%, 07/15/29
(b)
50,000 52,966
Total 776,134
Wirelines 0.9%
AT&T, Inc.
2.750%, 06/01/31 60,000 52,711
4.350%, 03/01/29 85,000 83,794
British Telecommunications PLC
5.125%, 12/04/28 85,000 85,794
Deutsche Telekom International Finance BV
8.750%, 06/15/30 60,000 70,581
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 36,727
4.125%, 03/16/27 75,000 74,104
4.329%, 09/21/28 85,000 83,826
Total 487,537
Total Corporate Bonds
(Cost $27,502,304) 27,484,053
Foreign Government Obligations
(d)
  19.3%
Principal
Amount ($) Value ($)
Brazil 1.6%
Brazilian Government International Bond
4.625%, 01/13/28 200,000 197,927
4.500%, 05/30/29 500,000 481,184
Petrobras Global Finance BV
5.999%, 01/27/28 200,000 202,681
Total 881,792
Chile 0.3%
Corp Nacional del Cobre de Chile
5.549%, 01/14/30 200,000 179,272
China 1.9%
China Cinda Finance 2017 I Ltd.
Series EMTN, 4.750%, 02/08/28 200,000 196,527
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(c)
200,000 196,461
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 200,000 192,021
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 455,000 453,698
Total 1,038,707
Colombia 1.5%
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Colombia Government International Bond
4.500%, 03/15/29 300,000 278,744
3.000%, 01/30/30 200,000 166,495
Ecopetrol SA
8.625%, 01/19/29 350,000 371,328
Total 816,567
Dominican Republic 1.1%
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 150,000 146,996
Series REGS, 5.950%, 01/25/27 272,000 272,783
Series REGS, 4.500%, 01/30/30 200,000 185,563
Total 605,342
Hungary 0.8%
Hungary Government International Bond
Series REGS, 5.250%, 06/16/29 200,000 198,187
Magyar Export-Import Bank Zrt
Series REGS, 6.125%, 12/04/27 200,000 203,889
Total 402,076
India 0.3%
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 194,039
Indonesia 2.0%
Indonesia Government International Bond
4.100%, 04/24/28 255,000 250,630
Series REGS, 4.750%, 01/08/26 200,000 200,586
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.400%, 03/01/28 255,000 253,142
Series REGS, 4.450%, 02/20/29 200,000 197,959
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 200,000 202,866
Total 1,105,183
Israel 0.3%
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 188,813
Jordan 0.3%
Jordan Government International Bond
Series REGS, 5.850%, 07/07/30 200,000 188,786
Kuwait 0.4%
MEGlobal BV
Series REGS, 4.250%, 11/03/26 200,000 195,800
Mexico 2.1%
Comision Federal de Electricidad
Series REGS, 4.688%, 05/15/29 200,000 190,504
Mexico Government International Bond
3.750%, 01/11/28 255,000 244,777
4.500%, 04/22/29 400,000 386,377
3.250%, 04/16/30 200,000 178,015
5.000%, 05/07/29 200,000 196,191
Total 1,195,864
Oman 1.9%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 200,000 204,513
Series REGS, 6.750%, 10/28/27 200,000 207,873
Series REGS, 5.625%, 01/17/28 400,000 402,562
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 201,510
Total 1,016,458
Panama 0.3%
Panama Government International Bond
3.160%, 01/23/30 200,000 172,325

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 13
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Philippines 1.5%
Philippine Government International Bond
10.625%, 03/16/25 240,000 245,175
3.750%, 01/14/29 200,000 193,073
2.457%, 05/05/30 200,000 178,239
ROP Sukuk Trust
Series REGS, 5.045%, 06/06/29 200,000 202,609
Total 819,096
Romania 0.9%
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 300,000 297,688
Series REGS, 5.875%, 01/30/29 200,000 200,864
Total 498,552
South Africa 1.1%
Republic of South Africa Government
International Bond
4.875%, 04/14/26 200,000 197,787
4.300%, 10/12/28 200,000 189,054
4.850%, 09/27/27 255,000 249,774
Total 636,615
United Arab Emirates 1.0%
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 200,000 190,929
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/73
(c)
200,000 199,302
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 200,000 194,153
Total 584,384
Total Foreign Government Obligations
(Cost $10,688,672) 10,719,671
Residential Mortgage-Backed Securities - Agency   10.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 10.0%
1.500%, 11/15/39
(e)
474,000 410,405
2.000%, 11/15/39
(e)
987,000 878,944
2.500%, 11/15/39
(e)
711,000 648,958
3.000%, 11/15/39
(e)
617,000 576,340
3.500%, 11/15/39
(e)
497,600 473,906
4.000%, 11/15/39
(e)
481,000 465,018
4.500%, 11/15/39
(e)
527,300 517,865
5.000%, 11/15/39
(e)
701,000 699,432
5.500%, 11/15/39
(e)
508,400 513,026
6.000%, 11/15/39
(e)
342,000 348,532
Total 5,532,426
Total Residential Mortgage-Backed
Securities - Agency
(Cost $5,591,705) 5,532,426
Treasury Bills   7.2%
Principal
Amount ($) Value ($)
United States 7.2%
U.S. Treasury Bill
5.201%, 11/14/24 4,000,000 3,993,305
Total Treasury Bills
(Cost $3,992,624) 3,993,305
Money Market Funds 2.8%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.660%
(f)
1,573,805 1,573,805
Total Money Market Funds
(Cost $1,573,805) 1,573,805
Total Investments in Securities
(Cost $60,653,191) 60,492,371
Other Assets & Liabilities, Net (4,910,471)
Net Assets 55,581,900

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETF | 2024
Notes to Portfolio of Investments
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2024.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2024, the total value of these securities amounted to $8,500,647, which represents 15.29% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of October 31, 2024.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, If any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 15
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency – 5,690,824 – 5,690,824
Commercial Mortgage-Backed Securities
- Non-Agency – 5,498,287 – 5,498,287
Corporate Bonds – 27,484,053 – 27,484,053
Foreign Government Obligations – 10,719,671 – 10,719,671
Residential Mortgage-Backed Securities - Agency – 5,532,426 – 5,532,426
Treasury Bills – 3,993,305 – 3,993,305
Money Market Funds 1,573,805 – – 1,573,805
Total Investments in Securities 1,573,805 58,918,566 – 60,492,371
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETF | 2024
Assets
Investments in securities, at value
Unaffiliated issuers (cost $60,653,191) $60,492,371
Receivable for:
Interest 507,514
Investments sold 396,703
Dividends 6,024
Reimbursement due from Investment Manager 232
Total assets 61,402,844
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 5,591,705
Investments purchased 217,416
Investment management fees 11,823
Total liabilities 5,820,944
Net assets applicable to outstanding capital stock $55,581,900
Represented by:
Paid-in capital $58,088,407
Total distributable earnings (loss) (2,506,507)
Total - representing net assets applicable to outstanding capital stock $55,581,900
Shares outstanding 3,000,050
Net asset value per share $18.53

STATEMENT OF OPERATIONS
Year Ended October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 17
Investment Income:
Interest $2,392,411
Dividends - unaffiliated issuers 130,975
Total income 2,523,386
Expenses:
Investment management fees 133,703
Total expenses 133,703
Fees waived or expenses reimbursed by Investment Manager (4,436)
Total net expenses 129,267
Net Investment Income 2,394,119
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (252,449)
Net realized loss (252,449)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 2,672,649
Net change in unrealized appreciation 2,672,649
Net realized and unrealized gain 2,420,200
Net Increase in net assets resulting from operations $4,814,319

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETF | 2024
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income $2,394,119 $1,853,541
Net realized loss (252,449) (891,487)
Net change in unrealized appreciation 2,672,649 913,543
Net increase in net assets resulting from operations 4,814,319 1,875,597
Distributions to shareholders
Net investment income and net realized gains (2,397,194) (1,821,194)
Shareholder transactions
Proceeds from shares sold 1,862,581 6,257,457
Cost of shares redeemed – (2,700,613)
Net increase in net assets resulting from shareholder transactions 1,862,581 3,556,844
Increase in net assets 4,279,706 3,611,247
Net Assets:
Net assets beginning of year 51,302,194 47,690,947
Net assets at end of year $55,581,900 $51,302,194
Capital stock activity
Shares outstanding, beginning of year 2,900,050 2,700,050
Shares sold 100,000 350,000
Shares redeemed – (150,000)
Shares outstanding, end of year 3,000,050 2,900,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 19
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
t
Year Ended October 31,
2024 2023 2022 2021
(a)
Per share data
Net asset value, beginning of period $17.69 $17.66 $19.86 $20.00
Income (loss) from investment operations:
Net investment income 0.82 0.67 0.44 0.03
Net realized and unrealized gain (loss) 0.84 0.03 (2.20) (0.17)
Total from investment operations 1.66 0.70 (1.76) (0.14)
Less distributions to shareholders:
Net investment income (0.82) (0.67) (0.44) –
Total distribution to shareholders (0.82) (0.67) (0.44) –
Net asset value, end of period $18.53 $17.69 $17.66 $19.86
Total Return at NAV 9.56% 3.95% (8.96)% (0.70)%
Total Return at Market Price 9.53% 4.36% (9.25)% (0.70)%
Ratios to average net assets:
Total gross expenses
(b)
0.25% 0.25% 0.25% 0.25%
Total net expenses
(b)(c)
0.24% 0.25% 0.25% 0.25%
Net investment income 4.48% 3.75% 2.39% 1.44%
Supplemental data
Net assets, end of
period
(in thousands) $55,582 $51,302 $47,691 $19,858
Portfolio turnover 169% 154% 163% 11%
(a) The Fund commenced operations on September 21, 2021. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2024
20 Indexed ETF | 2024
Note 1. Organization
Columbia Short Duration Bond ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares
(without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETF | 2024 21
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset– and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
22 Indexed ETF | 2024
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETF | 2024 23
these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.25% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2025, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.25% of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: brokerage commissions, interest, taxes, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
24 Indexed ETF | 2024
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, capital loss carryforwards and principal and/or interest of fixed income securities. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
At October 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.In addition, for the year ended October
31, 2024, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Undistributed
net investment
income ($)
Accumulated net
realized gain (loss) ($) Paid-in capital ($)
35,695 (35,695) -
Year Ended October 31, 2024 Year Ended October 31, 2023
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
2,397,194 - 2,397,194 1,821,194 - 1,821,194
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
depreciation ($)
218,531 - (2,520,074) (204,964)
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
depreciation ($)
60,697,335 555,001 (759,965) (204,964)
No expiration
short-term ($)
No expiration long-term
($) Total ($) Utilized ($)
1,541,953 978,121 2,520,074 (161,834)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETF | 2024 25
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $89,717,924 and $89,597,571 respectively, for the year ended October 31, 2024, of which
$73,612,932 and $73,294,489, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2024, the cost basis of securities contributed was $1,308,545.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2024, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00 % in each case.
The Fund had no borrowings during the year ended October 31, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
26 Indexed ETF | 2024
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S.
Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the
U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers)
may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-
backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Indexed ETF | 2024 27
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

28 Indexed ETF | 2024
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Short Duration Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Short Duration Bond ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the "Fund") as of
October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period September 21, 2021
(commencement of operations) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October
31, 2024 and for the period September 21, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Indexed ETF | 2024 29
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Short Duration Bond ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June
2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
30 Indexed ETF | 2024
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii)
the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Indexed ETF | 2024 31
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN314_10_P01_(12/24)
CET002282
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Active ETF
Annual Financial Statements and Additional
Information
October 31, 2024
Columbia Semiconductor and Technology ETF
An Actively Managed ETF

Active ETF | 2024

Portfolio of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 17
Federal Income Tax Information 18
Approval of Investment Management Services Agreement 19

PORTFOLIO OF INVESTMENTS
October 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETF | 2024 3
Notes to Portfolio of Investments
Common Stocks 96.5%
Issuer Shares Value ($)
Information Technology  96.5%
Semiconductors & Semiconductor Equipment 92.9%
Advanced Micro Devices, Inc.
(a)
7,557 1,088,737
Analog Devices, Inc. 7,778 1,735,350
Applied Materials, Inc. 8,620 1,565,220
ARM Holdings PLC ADR
(a)
4,674 660,436
ASML Holding NV 2,119 1,425,133
Broadcom, Inc. 34,487 5,854,858
GLOBALFOUNDRIES, Inc.
(a)
4,172 152,278
Intel Corp. 8,706 187,353
KLA Corp. 2,202 1,467,038
Lam Research Corp. 31,720 2,358,382
Marvell Technology, Inc. 15,234 1,220,396
Microchip Technology, Inc. 14,431 1,058,802
Micron Technology, Inc. 9,854 981,951
MKS Instruments, Inc. 844 83,834
Monolithic Power Systems, Inc. 1,662 1,261,957
NVIDIA Corp. 57,731 7,664,368
NXP Semiconductors NV 6,026 1,413,097
ON Semiconductor Corp.
(a)
11,810 832,487
Qorvo, Inc.
(a)
1,724 122,852
QUALCOMM, Inc. 7,581 1,233,959
Silicon Laboratories, Inc.
(a)
917 95,240
Skyworks Solutions, Inc. 897 78,559
Common Stocks (continued)
Issuer Shares Value ($)
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 9,835 1,873,961
Teradyne, Inc. 6,742 716,068
Texas Instruments, Inc. 1,897 385,395
Total 35,517,711
Software 3.3%
Cadence Design Systems, Inc.
(a)
2,033 561,352
Synopsys, Inc.
(a)
1,394 715,972
Total 1,277,324
Technology Hardware, Storage & Peripherals 0.3%
Western Digital Corp.
(a)
1,834 119,778
Total Information Technology 36,914,813
Total Common Stocks
(Cost $28,045,509) 36,914,813
Money Market Funds 3.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.688%
(b)
1,324,521 1,324,521
Total Money Market Funds
(Cost $1,324,521) 1,324,521
Total Investments in Securities
(Cost $29,370,030) 38,239,334
Other Assets & Liabilities, Net (13,790)
Net Assets 38,225,544
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at October 31, 2024.
Abbreviation Legend
ADR American Depositary Receipts
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Active ETF | 2024
Fair Value Measurements (continued)
Investments falling into the Level 3 category, If any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Information Technology 36,914,813 – – 36,914,813
Total Common Stocks 36,914,813 – – 36,914,813
Money Market Funds 1,324,521 – – 1,324,521
Total Investments in Securities 38,239,334 – – 38,239,334
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETF | 2024 5
Assets
Investments in securities, at value
Unaffiliated issuers (cost $29,370,030) $38,239,334
Receivable for:
Dividends 11,331
Reimbursement due from Investment Manager 244
Total assets 38,250,909
Liabilities
Payable for:
Investment management fees 25,365
Total liabilities 25,365
Net assets applicable to outstanding capital stock $38,225,544
Represented by:
Paid-in capital $29,425,039
Total distributable earnings (loss) 8,800,505
Total - representing net assets applicable to outstanding capital stock $38,225,544
Shares outstanding 1,525,050
Net asset value per share $25.07

STATEMENT OF OPERATIONS
Year Ended October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Active ETF | 2024
Investment Income:
Dividends - unaffiliated issuers $349,013
Foreign taxes withheld (8,615)
Total income 340,398
Expenses:
Investment management fees 270,763
Total expenses 270,763
Fees waived or expenses reimbursed by Investment Manager (2,465)
Total net expenses 268,298
Net Investment Income 72,100
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 507,208
In-kind transactions - unaffiliated issuers 445,288
Net realized gain 952,496
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 9,717,536
Net change in unrealized appreciation 9,717,536
Net realized and unrealized gain 10,670,032
Net Increase in net assets resulting from operations $10,742,132

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETF | 2024 7
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations
Net investment income $72,100 $57,016
Net realized gain (loss) 952,496 (39,069)
Net change in unrealized appreciation 9,717,536 1,030,270
Net increase in net assets resulting from operations 10,742,132 1,048,217
Distributions to shareholders
Net investment income and net realized gains (273,443) (93,542)
Shareholder transactions
Proceeds from shares sold 5,436,460 12,179,777
Cost of shares redeemed (1,761,176) (1,331,148)
Net increase in net assets resulting from shareholder transactions 3,675,284 10,848,629
Increase in net assets 14,143,973 11,803,304
Net Assets:
Net assets beginning of year 24,081,571 12,278,267
Net assets at end of year $38,225,544 $24,081,571
Capital stock activity
Shares outstanding, beginning of year 1,375,050 825,050
Shares sold 225,000 625,000
Shares redeemed (75,000) (75,000)
Shares outstanding, end of year 1,525,050 1,375,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Active ETF | 2024
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
2024 2023 2022
(a)
Per share data
Net asset value, beginning of year $17.51 $14.88 $20.00
Income (loss) from investment operations:
Net investment income 0.05 0.05 0.00
(b)
Net realized and unrealized gain (loss) 7.71 2.69 (5.12)
Total from investment operations 7.76 2.74 (5.12)
Less distributions to shareholders:
Net investment income (0.05) (0.03) –
Net realized gains (0.15) (0.08) –
Total distribution to shareholders (0.20) (0.11) –
Net asset value, end of year $25.07 $17.51 $14.88
Total Return at NAV 44.43% 18.45% (25.60)%
Total Return at Market Price 44.90% 19.03% (25.80)%
Ratios to average net assets:
Total gross expenses
(c)
0.75% 0.75% 0.75%
Total net expenses
(c)(d)
0.74% 0.75% 0.75%
Net investment income 0.20% 0.29% 0.09%
Supplemental data
Net assets, end of
year
(in thousands) $38,226 $24,082 $12,278
Portfolio turnover 60% 26% 19%
(a) The Fund commenced operations on March 29, 2022. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2024
Active ETF | 2024 9
Note 1. Organization
Columbia Semiconductor and Technology ETF (formerly known as Columbia Seligman Semiconductor and Technology
ETF) (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the
Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Effective August 12, 2024, Columbia Seligman Semiconductor and Technology ETF was renamed Columbia
Semiconductor and Technology ETF.
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
10 Active ETF | 2024
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Active ETF | 2024 11
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
12 Active ETF | 2024
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2025, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.75% of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund's operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, reversal of capital gains (losses) on a redemption-in-kind and capital loss carryforwards. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed net
investment
income ($)
Accumulated
net realized gain ($)
Paid in
capital ($)
- (341,382) 341,382
Year Ended October 31, 2024 Year Ended October 31, 2023
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
270,807 2,636 273,443 93,542 - 93,542
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation ($)
345,829 - (201,682) 8,656,358

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Active ETF | 2024 13
At October 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October
31, 2024, capital loss carryforwards utilized, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $20,511,895 and $21,280,375, respectively, for the year ended October 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2024, the cost basis of securities contributed was $4,851,389.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2024, the in-kind redemption cost basis was $916,135, the proceeds from sales were $1,361,423 and the net realized gain was $445,288.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation ($)
29,582,976 9,492,487 (836,129) 8,656,358
No expiration
short-term ($)
No expiration long-term
($) Total ($) Utilized ($)
201,682 - 201,682 (31,156)

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
14 Active ETF | 2024
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2024.
Note 8. Significant risks
Active management risk
The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. The Fund is not an index fund (it does not seek to track the performance of an index), nor does it provide daily transparency into its portfolio holdings like most other ETFs.
Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio and Tracking Basket securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Semiconductor and semiconductor equipment industry risk
The Fund will concentrate (have at least 25% of its assets) in companies in the semiconductor and semiconductor equipment industry as categorized by GICS®. Companies in the same or related industries may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments than funds that invest more broadly. Generally, the more broadly a fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility. The Fund is sensitive to, and its performance may depend to a greater extent on, the overall condition of the semiconductor and semiconductor equipment industry. The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful;
and thin capitalization and limited product lines, markets, financial resources or quality management and personnel.
These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’ assertions of intellectual property infringement or misappropriation. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies.
The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
Active ETF | 2024 15
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Tracking basket structure risk
The Fund’s Tracking Basket structure may affect the price at which the Fund shares trade in the secondary market.
Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/
ask spread than ETFs that publish their complete portfolio holdings on a daily basis and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from not disclosing portfolio holdings daily, market participants may attempt to use the Tracking Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front-running
(trading ahead) or free-riding (mirroring) the Fund’s strategy.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting on November 15, 2024, the Fund’s Board of Trustees approved:
• changing the Fund name from Columbia Semiconductor and Technology ETF to Columbia Select Technology ETF
• changes to the Principal Investment Strategies, including the Fund’s 80% investment policy (changing from investing at least 80% of its net assets in securities of semiconductor, semiconductor equipment and related technology companies, to investing at least 80% of its net assets in technology and technology-related companies);
• changing a current Fund benchmark, the PHLX Semiconductor Sector Index, to the S&P Global 1200 Information
Technology Index (Net), as well as adding the MSCI ACWI (Net) (the Fund will continue to include the S&P 500 TR Index);
• changing the Fund from an ETF that does not disclose its portfolio holdings daily (a semi-transparent ETF) to an ETF that discloses its portfolio holdings daily (a daily holdings-disclosing ETF); and

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2024
16 Active ETF | 2024
• a change, subject to Fund shareholder approval, to the Fund’s industry concentration policy (from investing at least
25% of the Fund’s total assets in issuers principally engaged in the semiconductor and semiconductor equipment industry, to investing at least 25% of the Fund’s total assets in issuers principally engaged in the technology and related group of industries) (the Industry Concentration Policy Change).
Each of the above Board of Trustees-approved changes to the Fund, including the Industry Concentration Policy Change if approved by Fund shareholders at a special meeting of shareholders to be held on January 30, 2025, will take effect after the close of the NYSE Arca on February 27, 2025 (the Effective Date). The Industry Concentration Policy Change, if not
approved by Fund shareholders on or before the Effective Date, will not prevent any of the other above-described Board-
approved changes from taking effect on the Effective Date. There is no change to the Fund’s ticker symbol (SEMI).
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Active ETF | 2024 17
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Semiconductor and Technology ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Columbia Semiconductor and Technology ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period
March 29, 2022 (commencement of operations) through October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period March 29, 2022 (commencement of operations) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
18 Active ETF | 2024
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 2024 . Shareholders will be notiﬁed in early 2025 of the amounts for use in preparing 2024 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
Fund DRD QDI
Columbia Semiconductor and Technology ETF 58.58% 69.07%

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Active ETF | 2024 19
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Semiconductor and Technology ETF (formerly known as
Columbia Seligman Semiconductor and Technology ETF) (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June
2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
20 Active ETF | 2024
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and,
(iii) the net assets of the Fund. The Board observed that Fund performance was within the range of that of its peers.
The Board also reviewed a description of the third-party data provider's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Active ETF | 2024 21
that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN321_10_P01_(12/24)
CET002281
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	December 20, 2024
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President
Date	December 20, 2024
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer
Date	December 20, 2024